UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD:  JUNE 30, 2007

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows



[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX EXEMPT

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

SEMI-ANNUAL REPORT
June 30, 2007

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

The first half of 2007 was characterized by two very different quarters in the economy and the bond market. In the first quarter, the U.S. economy grew at only .6%, the slowest pace since 2002, due in part to the recession in housing. The bond market traded in a very narrow range, the yield curve was inverted, and the yield differential (or "spread") between riskier fixed income sectors (such as corporate bonds) and U.S. Treasury securities remained very narrow. The benchmark 10-year U.S. Treasury note traded between 4.49% and 4.89%, ending the quarter at 4.65%.

In the second quarter, in contrast, interest rates moved higher, the yield curve steepened and the spread between riskier asset classes and U.S. Treasuries widened. There were several catalysts for higher rates. First, investors became convinced that the Federal Reserve (the "Fed") was unlikely to lower interest rates this year. This view reflected the Fed's continued stated concern about inflation, as well as the fact that second quarter economic growth appeared on track to exceed 3%. Second, foreign interest rates moved higher due to strong foreign economic growth and central bank tightening of monetary policy. Given the U.S.'s dependence on foreign capital to fund its trade deficit, higher foreign rates compete directly with U.S. rates for investment dollars and therefore contributed to higher U.S. rates. During the second quarter, 10-year U.S. Treasury yields rose to 5.30% in mid-June, a five-year high, and ended the reporting period at 5.03%.

Normally in a rising interest rate environment, municipal bonds outperform taxable bonds because of the former's lower volatility. This was not the case during the review period. The municipal bond market began the year with a historically flat yield curve and, in particular, very low long-term rates. These factors contributed to record-setting new issue supply of $231 billion as municipalities refunded outstanding higher interest rate debt. Consequently, the municipal bond market slightly underperformed high-grade taxable bonds as long-term yields rose and the yield curve steepened. For the six-month review period, municipal bonds had slightly positive returns, according to the Merrill Lynch Municipal Master Index.

FIRST INVESTORS TAX EXEMPT FUNDS


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

August 1, 2007


This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2007, and held for the entire six-month period ended June 30, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
TAX EXEMPT MONEY MARKET FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,014.21           $4.00
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,020.82           $4.01
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00     $1,010.43           $7.73
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,017.10           $7.75
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Florida                                              19.5%
Illinois                                             10.6%
Ohio                                                  6.4%
Georgia                                               6.3%
Arizona                                               5.9%
Kentucky                                              5.9%
Texas                                                 5.8%
New Jersey                                            5.2%
Rhode Island                                          4.4%
Alabama                                               3.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
TAX EXEMPT MONEY MARKET FUND
June 30, 2007
---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
  Principal                                                                 Interest                       $10,000 of
     Amount    Security                                                         Rate+             Value    Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS--99.5%
               Alabama--3.7%
       $500M   Mobile Industrial Dev. Board Facs.
                 Rev. Bonds, VR (CO;
                 Kimberly-Clark Corp.)                                         3.75%          $500,000           $368
---------------------------------------------------------------------------------------------------------------------
               Alaska--2.9%
        400M   Valdez Marine Terminal Rev. Bonds, VR
                 (CO; ExxonMobil Corp.)                                        3.85            400,000            294
---------------------------------------------------------------------------------------------------------------------
               Arizona--5.9%
        300M   Casa Grande Industrial Dev. Auth.
                 Multi-Family Hsg. Rev. Bonds, VR
                 (Fannie Mae Liquidity Fac.)                                   3.78            300,000            221
        500M   Yuma Industrial Dev. Auth. Multi-Family
                 Hsg. Rev. Bonds, VR
                 (Fannie Mae Liquidity Fac.)                                   3.75            500,000            367
---------------------------------------------------------------------------------------------------------------------
                                                                                               800,000            588
---------------------------------------------------------------------------------------------------------------------
               Colorado--3.7%
        500M   University of Colorado Hospital Auth.
                 Rev. Bonds, VR (LOC; Citibank)                                3.74            500,000            368
---------------------------------------------------------------------------------------------------------------------
               Florida--19.4%
        245M   Charlotte County Cap. Impt. Rev.
                 Bonds, 10/1/2007 (MBIA Ins.)                                  3.65            245,204            180
        500M   City of Cape Coral CP, 1/10/2008
                 (LOC; Bank of America)                                        3.72            500,000            367
        300M   Florida Housing Fin. Corp. Multi-Family
                 Hsg. Rev. Bonds, VR (Freddie Mac
                 Liquidity Fac.)                                               3.75            300,000            220
        250M   Jacksonville Transportation Rev. Bonds,
                 10/1/2007 (MBIA Ins.)                                         3.80            250,109            184
        530M   Orange Cnty. Indl. Dev. Auth. Rev.
                 Bonds, VR (LOC; SunTrust Bank)                                3.74            530,000            390
        310M   Tallahassee Cap. Refunding Bonds,
                 11/15/2007 (U.S. Govt. Securities)                            3.70            313,079            230
        500M   Tampa Hillsboro County Expressway
                 Auth. Rev. Bonds, 7/1/2007*
                 (U.S. Govt. Securities)                                       3.50            505,020            371
---------------------------------------------------------------------------------------------------------------------
                                                                                             2,643,412          1,942
---------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TAX EXEMPT MONEY MARKET FUND
June 30, 2007
---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
  Principal                                                                 Interest                       $10,000 of
     Amount    Security                                                         Rate+             Value    Net Assets
---------------------------------------------------------------------------------------------------------------------
               Georgia--6.2%
       $350M   Atlanta Tax Allocation Westside Proj.
                 Series "A", VR
                 (LOC; Wachovia Bank)                                          3.74%          $350,000           $257
        300M   Roswell Hsg. Auth. Multi-Family Rev.
                 Bonds, VR
                 (Fannie Mae Liquidity Fac.)                                   3.75            300,000            220
        200M   Whitfield County Residential Care Facs.
                 Auth. Rev. Bonds, VR
                 (LOC; Wachovia Bank)                                          3.73            200,000            147
---------------------------------------------------------------------------------------------------------------------
                                                                                               850,000            624
---------------------------------------------------------------------------------------------------------------------
               Idaho--2.6%
        350M   Bonneville & Bingham Counties Jt. Sch.
                 Dist. #93 GO Bonds, 9/15/2007
                 (FGIC Ins.)                                                   3.58            350,295            257
---------------------------------------------------------------------------------------------------------------------
               Illinois--10.5%
        500M   Chicago Water Revenue Bonds, 11/1/2007
                 (AMBAC Ins.)                                                  3.60            502,316            369
        700M   Illinois Health Facs. Auth. Rev.
                 Bonds, VR
                 (LOC; Northern Trust Co.)                                     3.73            700,000            514
        225M   Illinois State GO Bonds, 12/1/2007
                 (MBIA Ins.)                                                   3.55            226,813            167
---------------------------------------------------------------------------------------------------------------------
                                                                                             1,429,129          1,050
---------------------------------------------------------------------------------------------------------------------
               Indiana--2.9%
        400M   Indiana Health & Edl. Fac. Fin. Auth.
                 Rev. Bonds, VR
                 (LOC; Fifth Third Bank)                                       3.77            400,000            294
---------------------------------------------------------------------------------------------------------------------
               Kentucky--5.9%
        500M   Fort Mitchell League of Cities Lease
                 Rev. Bonds, VR
                 (LOC; U.S. Bank, NA)                                          3.79            500,000            367
        300M   Newport League of Cities Lease
                 Rev. Bonds, VR
                 (LOC; U.S. Bank, NA)                                          3.79            300,000            221
---------------------------------------------------------------------------------------------------------------------
                                                                                               800,000            588
---------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
  Principal                                                                 Interest                       $10,000 of
     Amount    Security                                                         Rate+            Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Mississippi--3.7%
       $500M   Jackson County Port Fac. Rev. Bonds,
                 VR (CO; Chevron Corp.)                                        3.90%          $500,000           $367
---------------------------------------------------------------------------------------------------------------------
               New Jersey--5.1%
        700M   New Jersey Health Care Facs. Fin. Auth.
                 Rev. Bonds, VR
                 (LOC; JPMorgan Chase & Co.)                                   3.70            700,000            514
---------------------------------------------------------------------------------------------------------------------
               Ohio--6.4%
        500M   Lucas County Facs. Improvement Rev.
                 Bonds, VR (LOC; Fifth Third Bank)                             3.77            500,000            367
        368M   Warren County Health Care Facs. Rev.
                 Bonds, VR (LOC; Fifth Third Bank)                             3.76            368,000            271
---------------------------------------------------------------------------------------------------------------------
                                                                                               868,000            638
---------------------------------------------------------------------------------------------------------------------
               Rhode Island--4.4%
        600M   Rhode Island State Hlth. & Edl. Building
                 Corp. Rev. Bonds,VR (LOC; Bank of
                 New York)                                                     3.73            600,000            441
---------------------------------------------------------------------------------------------------------------------
               South Carolina--3.1%
        415M   Dorchester County Wtrwks. & Swr. Sys.
                 Rev. Bonds, 10/1/2007 (MBIA Ins.)                             3.55            415,454            305
---------------------------------------------------------------------------------------------------------------------
               Texas--5.8%
        285M   Tarrant County Housing Rev. Bonds, VR
                 (Fannie Mae Collateral Agreement)                             3.75            285,000            209
        500M   Tarrant Regional Water Dist. Rev.
                 Bonds, 3/1/2008 (FSA Ins.)                                    3.80            500,531            368
---------------------------------------------------------------------------------------------------------------------
                                                                                               785,531            577
---------------------------------------------------------------------------------------------------------------------
               Virginia--2.9%
        400M   Alexandria Industrial Dev. Auth. Rev.
                 Bonds, VR (LOC; Bank of America)                              3.73            400,000            294
---------------------------------------------------------------------------------------------------------------------
               Wisconsin--2.9%
        400M   Wisconsin State Health & Educ. Facs.
                 Auth. Rev. Bonds, VR
                 (LOC; JPMorgan Chase & Co.)                                   3.73            400,000            294
---------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TAX EXEMPT MONEY MARKET FUND
June 30, 2007
---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
  Principal                                                                 Interest                       $10,000 of
     Amount    Security                                                         Rate+             Value    Net Assets
---------------------------------------------------------------------------------------------------------------------
               Wyoming--1.5%
       $200M   Lincoln County Pollution Control Rev.
                 Bonds, VR
                 (CO; ExxonMobil Corp.)                                        3.91%          $200,000           $147
---------------------------------------------------------------------------------------------------------------------

Total Value of Municipal Investments
  (cost $13,541,821)++                                                         99.5%        13,541,821          9,950
Other Assets, Less Liabilities                                                   .5             67,547             50
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%       $13,609,368        $10,000
=====================================================================================================================


 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at June 30, 2007. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

++ Aggregate cost for federal income tax purposes is the same.

   Summary of Abbreviations:

   AMBAC  American Municipal Bond Assurance Corporation
   CO     Corporate Obligor
   CP     Commercial Paper
   FGIC   Financial Guaranty Insurance Company
   FSA    Financial Security Assurance GO
   LOC    Letter of Credit
   MBIA   Municipal Bond Investors Assurance Insurance Corporation
   VR     Variable Rate Securities

See notes to financial statements

Fund Expenses
INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,000.26           $6.65
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,018.15           $6.71
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $996.58          $10.10
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,014.67          $10.19
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Michigan                                             16.7%
Massachusetts                                        16.3%
California                                            9.4%
Pennsylvania                                          8.1%
New York                                              6.5%
Alabama                                               6.1%
Louisiana                                             4.1%
Connecticut                                           4.1%
Ohio                                                  4.0%
Indiana                                               2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--104.7%
               Alabama--6.7%
     $1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                       $1,071,940           $226
      1,000M   Mobile Ref. & Imp. Wts. GO 5% 2/15/2014                                      1,053,980            222
      1,000M   Montgomery Cnty. Pub. Bldg. Rev. Wts. 5% 3/1/2013                            1,048,570            221
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,174,490            669
---------------------------------------------------------------------------------------------------------------------
               Alaska--2.1%
      1,000M   Alaska St. Sport Fishing Rev. 5% 4/1/2017                                    1,014,730            214
---------------------------------------------------------------------------------------------------------------------
               Arizona--2.2%
      1,000M   Maricopa Cnty. Sch. Dist. # 69 (Paradise Valley)
                 5% 7/1/2013                                                                1,052,780            222
---------------------------------------------------------------------------------------------------------------------
               California--10.3%
      1,000M   California Statewide Cmntys. Pollution Cntl. Rev.
                 Series "B" 4.1% 4/1/2013***                                                  999,440            211
      2,500M   Los Angeles Cnty. Pub. Wks. (Calabasas Landfill)
                 5% 6/1/2020                                                                2,581,025            545
      1,240M   Los Angeles Wtr. & Pwr. Rev. 5 1/4% 7/1/2018                                 1,296,159            274
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,876,624          1,030
---------------------------------------------------------------------------------------------------------------------
               Connecticut--4.4%
      2,000M   Waterbury GO Series "B" 5% 4/1/2013                                          2,101,540            444
---------------------------------------------------------------------------------------------------------------------
               District of Columbia--2.2%
      1,000M   District of Columbia COP 5 1/4% 1/1/2010                                     1,029,810            217
---------------------------------------------------------------------------------------------------------------------
               Georgia--2.2%
      1,000M   Georgia Fed. Hwy. & Twy. Auth. Rev.
                 5% 6/1/2014                                                                1,059,780            224
---------------------------------------------------------------------------------------------------------------------
               Indiana--2.3%
      1,000M   New Albany Floyd County Sch. Bldg. Corp.
                 5 3/4% 7/15/2012*                                                          1,079,450            228
---------------------------------------------------------------------------------------------------------------------
               Kansas--2.3%
      1,025M   Shawnee Cnty. Sch. Dist. #345 (Seaman) GO
                 5% 9/1/2011                                                                1,066,226            225
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Louisiana--4.4%
     $1,000M   Louisiana St. Citizens Ppty. Ins. Rev. Series "B"
                 5 1/4% 6/1/2013                                                           $1,058,660           $224
      1,000M   Louisiana St. GO 5% 7/15/2012                                                1,043,270            220
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,101,930            444
---------------------------------------------------------------------------------------------------------------------
               Massachusetts--17.8%
      8,300M   Massachusetts St. Wtr. (Municipal Secs. Trust Ctfs.)
                 5% 8/1/2024****                                                            8,428,799          1,779
---------------------------------------------------------------------------------------------------------------------
               Michigan--18.3%
      1,100M   Allendale Pub. School District GO 5% 5/1/2014
                   (when-issued)                                                            1,162,359            245
      1,030M   Coopersville Area Pub. Schs. GO 5% 5/1/2014                                  1,088,390            230
      1,000M   Gibraltar Sch. Dist. Bldg. & Site GO
                 5% 5/1/2012                                                                1,044,300            220
      1,130M   Michigan Muni. Bond Auth. Rev. Series "A"
                 5% 5/1/2019                                                                1,168,522            247
      1,000M   Mount Clemens Cmnty. School District GO
                 5% 5/1/2014                                                                1,056,690            223
      1,000M   River Rouge School District GO 5% 5/1/2019                                   1,037,260            219
      2,000M   Rochester Cmnty. School District GO
                 5% 5/1/2012                                                                2,088,600            441
---------------------------------------------------------------------------------------------------------------------
                                                                                            8,646,121          1,825
---------------------------------------------------------------------------------------------------------------------
               Mississippi--2.2%
      1,000M   Gulfport GO 5% 3/1/2010                                                      1,027,190            217
---------------------------------------------------------------------------------------------------------------------
               New York--7.1%
      2,225M   New York City GO 5 1/8% 6/1/2018                                             2,324,324            491
      1,000M   New York St. Univ. Dorm. Facs. Rev.
                 5% 7/1/2013                                                                1,053,330            222
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,377,654            713
---------------------------------------------------------------------------------------------------------------------
               North Carolina--2.2%
      1,000M   North Carolina Pwr. Agy. (Catawba Electric) Rev.
                 Series "A" 5% 1/1/2017                                                     1,026,360            217
---------------------------------------------------------------------------------------------------------------------
               Ohio--4.4%
      2,000M   Lakewood City School Dist. GO 5% 12/1/2018                                   2,086,680            440
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Oklahoma--.3%
       $155M   Grady County Indl. Dev. Auth. Rev.
                 5 3/8% 11/1/2009                                                            $157,229            $33
---------------------------------------------------------------------------------------------------------------------
               Pennsylvania--8.9%
      1,000M   Penn Manor School Dist. GO 5% 6/1/2014                                       1,050,490            222
      3,000M   Pennsylvania St. First Series GO 5% 1/1/2013*                                3,145,020            664
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,195,510            886
---------------------------------------------------------------------------------------------------------------------
               Texas--2.2%
      1,000M   Lower Colorado River Auth. Rev. 5% 5/15/2013                                 1,033,950            218
---------------------------------------------------------------------------------------------------------------------
               West Virginia--2.2%
      1,000M   West Virginia St. GO 5% 6/1/2012                                             1,045,010            221
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $49,503,414)                                          49,581,863         10,466
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--4.6%
               Adjustable Rate Notes**
      1,200M   Lehigh County PA General Purpose Auth. 3.9%                                  1,200,000            253
      1,000M   Missouri St. Hlth. & Edl. Facs. Rev. 3.9%                                    1,000,000            211
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $2,200,000)                                                                         2,200,000            464
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $51,703,414)                     109.3%         51,781,863         10,930
Excess of Liabilities Over Other Assets                                      (9.3)         (4,408,376)          (930)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $47,373,487        $10,000
=====================================================================================================================

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates are determined and reset daily by the issuer and are the rates in effect at June 30, 2007.

 *** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

**** Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (see Note 1F).

     Summary of Abbreviations:
     COP     Certificate of Participation
     GO      General Obligation


See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $997.24            $5.60
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,019.19            $5.66
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $992.62            $9.04
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,015.72            $9.15
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.13% for Class A shares and 1.83% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Illinois                                             13.4%
Georgia                                              11.8%
Texas                                                10.8%
New York                                              8.2%
California                                            5.0%
Massachusetts                                         4.7%
New Jersey                                            4.0%
Wisconsin                                             3.8%
Pennsylvania                                          3.6%
North Carolina                                        3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--102.0%
               Alabama--.9%
     $5,835M   Alabama Water Pollution Control Auth.
                 6% 8/15/2014                                                              $6,075,927            $91
---------------------------------------------------------------------------------------------------------------------
               Arizona--2.9%
      5,135M   Arizona Board Regents COP 5% 6/1/2022                                        5,352,108             80
      8,550M   Arizona State Municipal Fing. Prog. COP
                 7.7% 8/1/2010                                                              9,115,412            136
      5,000M   Phoenix Civic Improvement Corp. 5% 7/1/2030                                  5,162,800             77
---------------------------------------------------------------------------------------------------------------------
                                                                                           19,630,320            293
---------------------------------------------------------------------------------------------------------------------
               California--5.1%
     10,000M   Anaheim Public Fin. Auth. 4 3/4% 9/1/2029                                   10,055,500            150
        270M   California State GO 5% 11/1/2030                                               276,723              4
      2,000M   Colton Joint Unified School Dist. GO Series "A"
                 5 3/8% 8/1/2026                                                            2,141,540             32
               Dublin Unified School Dist. GO Series "A":
      2,400M     5% 8/1/2027                                                                2,478,504             37
      2,600M     5% 8/1/2028                                                                2,676,674             40
     10,275M   San Francisco City & Cnty. COP 4 3/4% 9/1/2033                              10,280,549            154
      6,000M   San Jose GO 4 3/4% 9/1/2032                                                  6,027,840             90
---------------------------------------------------------------------------------------------------------------------
                                                                                           33,937,330            507
---------------------------------------------------------------------------------------------------------------------
               Connecticut--2.8%
      9,000M   Connecticut State GO Series "C" 5% 4/1/2023                                  9,364,590            140
      9,000M   Connecticut State Spl. Tax Oblig. Rev. Trans.
                 Infrastructure 6 1/8% 9/1/2012                                             9,677,160            144
---------------------------------------------------------------------------------------------------------------------
                                                                                           19,041,750            284
---------------------------------------------------------------------------------------------------------------------
               District of Columbia--.9%
      5,000M   District of Columbia GO Series "B" 6% 6/1/2021                               5,830,950             87
---------------------------------------------------------------------------------------------------------------------
               Florida--.2%
      1,075M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                           1,191,379             18
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Georgia--12.1%
    $15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                           $15,703,800           $235
      9,040M   Atlanta Water & Wastewater Rev. Series "A"
                 5 1/2% 11/1/2019                                                           9,896,269            148
      2,540M   Fulton County Dev. Auth. Rev. Klaus Parking &
                 Family Hsg. Projs. (Georgia Tech. Facs.)
                   5 1/4% 11/1/2021                                                         2,695,270             40
               Metropolitan Atlanta Rapid Transit Authority
                 Sales Tax Revenue:
     20,250M     6 1/4% 7/1/2011                                                           21,621,533            323
     28,305M     6% 7/1/2013                                                               30,901,135            461
---------------------------------------------------------------------------------------------------------------------
                                                                                           80,818,007          1,207
---------------------------------------------------------------------------------------------------------------------
               Hawaii--1.8%
               Hawaii State General Obligations:
      5,500M     6% 10/1/2009                                                               5,747,335             86
      6,000M     6% 10/1/2010                                                               6,371,940             95
---------------------------------------------------------------------------------------------------------------------
                                                                                           12,119,275            181
---------------------------------------------------------------------------------------------------------------------
               Illinois--13.7%
               Chicago Board of Education Lease Certificates
                 of Participation Series "A":
      5,000M     6% 1/1/2016                                                                5,652,300             84
     36,200M     6% 1/1/2020                                                               41,261,484            616
               Illinois Development Fin. Auth. Revenue
                   (Rockford School #205):
      5,000M     6.6% 2/1/2010                                                              5,325,900             80
      3,000M     6.65% 2/1/2011                                                             3,265,200             49
               Illinois State First Series General Obligations:
      5,250M     6 1/8% 1/1/2010*                                                           5,521,950             83
      4,500M     5 1/2% 2/1/2016                                                            4,761,990             71
      8,000M     5 1/2% 5/1/2017                                                            8,394,880            125
     12,000M     5 1/2% 5/1/2018                                                           12,583,680            188
      4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                5,109,560             76
---------------------------------------------------------------------------------------------------------------------
                                                                                           91,876,944          1,372
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Louisiana--2.3%
    $10,000M   Ernest N. Morial (New Orleans LA Exhibit Hall)
                 Auth. Spl. Tax 5% 7/15/2033                                              $10,150,500           $151
     10,250M   Regional Trans. Auth. Zero Coupon 12/1/2021                                  5,072,930             76
---------------------------------------------------------------------------------------------------------------------
                                                                                           15,223,430            227
---------------------------------------------------------------------------------------------------------------------
               Massachusetts--4.8%
     10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                  10,536,877            157
     20,450M   Massachusetts State GO 6% 8/1/2009                                          21,321,170            319
---------------------------------------------------------------------------------------------------------------------
                                                                                           31,858,047            476
---------------------------------------------------------------------------------------------------------------------
               Michigan--2.8%
      2,000M   Detroit City School District GO 5% 5/1/2028                                  2,053,680             31
     10,000M   Michigan State Environmental Protection Prog.
                 GO 6 1/4% 11/1/2012                                                       10,736,600            160
      4,500M   Monroe County Economic Dev. Corp.
                   (Detroit Edison Co.) 6.95% 9/1/2022                                      5,718,690             85
---------------------------------------------------------------------------------------------------------------------
                                                                                           18,508,970            276
---------------------------------------------------------------------------------------------------------------------
               Minnesota--.9%
      5,770M   Minneapolis & St. Paul Metro Airports Comm.
                 Airport Rev. Series "C" 5 1/2% 1/1/2011*                                   6,062,654             91
---------------------------------------------------------------------------------------------------------------------
               Missouri--2.8%
               Missouri State Health & Educ. Facs. Auth.
                 Series "A" (BJC Hlth. Sys.):
      6,840M     6 3/4% 5/15/2010                                                           7,360,592            110
     10,175M     6 3/4% 5/15/2011                                                          11,185,378            167
---------------------------------------------------------------------------------------------------------------------
                                                                                           18,545,970            277
---------------------------------------------------------------------------------------------------------------------
               Nevada--1.7%
      5,000M   Clark County Nevada Bond Bank GO
                 5 1/2% 6/1/2011*                                                           5,275,900             79
      6,000M   Las Vegas New Convention & Visitors Auth. Rev.
                 5 3/4% 7/1/2009*                                                           6,271,860             93
---------------------------------------------------------------------------------------------------------------------
                                                                                           11,547,760            172
---------------------------------------------------------------------------------------------------------------------
               New Jersey--4.1%
     27,000M   New Jersey State Turnpike Auth. 6% 1/1/2035**                               27,447,930            410
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               New Mexico--1.6%
    $10,000M   New Mexico Fin. Auth. State Trans. Rev. Series "A"
                 5 1/4% 6/15/2021                                                         $10,571,000           $158
---------------------------------------------------------------------------------------------------------------------
               New York--8.4%
      2,250M   New York City GO Series "G" 5 5/8% 8/1/2020                                  2,406,690             36
     22,250M   New York City Municipal Water Fin. Auth. Rev.
                 6% 6/15/2021                                                              26,134,183            390
               New York State Dorm. Auth. Revenue:
     10,000M     New York University 5 3/4% 7/1/2027                                       11,631,300            174
      5,000M     State University 5 7/8% 5/15/2017                                          5,678,900             85
      5,185M   New York State Housing Fin. Agy. Rev.
                 5 7/8% 11/1/2010                                                           5,253,494             79
      5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan
                 Complex) 5 3/4% 10/15/2013                                                 5,248,550             78
---------------------------------------------------------------------------------------------------------------------
                                                                                           56,353,117            842
---------------------------------------------------------------------------------------------------------------------
               North Carolina--3.5%
      3,030M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                            3,200,286             48
               North Carolina Municipal Pwr. Agy. (Catawba Elec.):
     10,110M     6% 1/1/2010                                                               10,606,401            159
      8,945M     6% 1/1/2011                                                                9,531,166            142
---------------------------------------------------------------------------------------------------------------------
                                                                                           23,337,853            349
---------------------------------------------------------------------------------------------------------------------
               North Dakota--1.7%
     10,500M   Mercer County Pollution Control Rev. (Basin Elec.
                 Pwr. Coop.) 7.2% 6/30/2013                                                11,671,275            174
---------------------------------------------------------------------------------------------------------------------
               Ohio--1.0%
      6,000M   Jefferson County Jail Construction GO
                 5 3/4% 12/1/2019                                                           6,841,860            102
---------------------------------------------------------------------------------------------------------------------
               Oklahoma--.9%
               Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
      2,330M     6% 8/15/2009*                                                              2,452,511             37
      3,210M     6% 8/15/2017                                                               3,364,754             50
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,817,265             87
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Oregon--1.1%
     $2,000M   Deschutes Cnty. Admin. Sch. Dist. #1, 4 3/4%
                 6/15/2024                                                                 $2,036,460            $30
               Portland Urban Renewal & Redev. South Park
                 Blocks Series "A":
      2,695M     5 3/4% 6/15/2015                                                           2,852,550             43
      2,630M     5 3/4% 6/15/2016                                                           2,781,488             41
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,670,498            114
---------------------------------------------------------------------------------------------------------------------
               Pennsylvania--3.7%
      6,000M   Coatesville School Dist. GO 5% 8/1/2024
                 (when-issued)                                                              6,278,820             94
      4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev.
                 Series "A" 5 1/2% 12/1/2019                                                5,290,681             79
     12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                         13,348,870            199
---------------------------------------------------------------------------------------------------------------------
                                                                                           24,918,371            372
---------------------------------------------------------------------------------------------------------------------
               South Dakota--.6%
      3,755M   South Dakota Hlth. & Educ. Facs. Auth.
                 (McKennan Hosp.) 7 5/8% 1/1/2008*                                          3,819,548             57
---------------------------------------------------------------------------------------------------------------------
               Texas--11.0%
     16,000M   Austin Utilities Systems Rev. 6% 11/15/2013                                 17,267,520            258
     10,000M   Harris County Lien Toll 6 3/4% 8/15/2035**                                  10,385,600            155
               Harris County Toll Road Sub. Liens General
                 Obligations Series "A":
     11,065M     6 1/2% 8/15/2012                                                          12,299,301            184
      7,305M     6 1/2% 8/15/2013                                                           8,248,075            123
               Houston Water Conveyance System Certificates
                 of Participation:
      4,000M     6 1/4% 12/15/2013                                                          4,485,000             67
      6,035M     6 1/4% 12/15/2015                                                          6,920,636            104
      9,400M   Lower Colorado River Auth. Rev. 5% 5/15/2031                                 9,598,528            143
      4,595M   San Marcos Ind. Sch. Dist. GO 5% 8/1/2032
                 (when-issued)+                                                             4,692,919             70
---------------------------------------------------------------------------------------------------------------------
                                                                                           73,897,579          1,104
---------------------------------------------------------------------------------------------------------------------
               Utah--.3%
      1,470M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                            1,837,441             27
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Virginia--1.2%
     $5,000M   Manassas Park GO 4 1/2% 4/1/2034                                            $4,782,350            $71
      3,310M   Norfolk Airport Auth. Rev. Series "A"
                 5% 7/1/2022                                                                3,389,208             51
---------------------------------------------------------------------------------------------------------------------
                                                                                            8,171,558            122
---------------------------------------------------------------------------------------------------------------------
               Washington--3.4%
               Snohomish County Washington Ltd. Tax
                 General Obligations:
      7,975M     5 1/2% 12/1/2017                                                           8,423,833            126
      8,410M     5 1/2% 12/1/2018                                                           8,876,334            132
      5,490M   Washington State GO 5% 1/1/2023                                              5,694,667             85
---------------------------------------------------------------------------------------------------------------------
                                                                                           22,994,834            343
---------------------------------------------------------------------------------------------------------------------
               Wisconsin--3.8%
     12,000M   Superior Wisconsin Ltd. Oblig. Rev.
                 (Midwest Energy) 6.9% 8/1/2021                                            14,992,320            224
     10,345M   Wisconsin State GO 5% 5/1/2025                                              10,696,006            160
---------------------------------------------------------------------------------------------------------------------
                                                                                           25,688,326            384
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $640,619,132)                          102.0%        683,307,168         10,204
Excess of Liabilities Over Other Assets                                      (2.0)        (13,648,271)          (204)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $669,658,897        $10,000
=====================================================================================================================

                                                                         Expiration          Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Depreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                     9/12/2027           $5,000M     $(101,748)
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (see Note 1F).

 + Security valued at fair value (see Note 1A).

   Summary of Abbreviations:
   COP  Certificate of Participation
   GO   General Obligation

See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $994.73           $4.95
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,019.83           $5.01
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $991.83           $8.40
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.36           $8.50
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Ohio                                                 14.9%
Michigan                                             10.1%
Pennsylvania                                          7.6%
Texas                                                 6.9%
California                                            6.6%
Indiana                                               5.9%
Minnesota                                             5.8%
Missouri                                              5.6%
Washington                                            3.9%
Alabama                                               3.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
INSURED TAX EXEMPT FUND II
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.9%
               Alabama--3.5%
     $2,330M   Alabama Agric. & Mech. Univ. Rev.
                 5% 11/1/2024                                                              $2,425,274           $183
      2,150M   Montgomery County Public Bldg. Auth. Rev.
                 5% 3/1/2031                                                                2,223,122            168
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,648,396            351
---------------------------------------------------------------------------------------------------------------------
               Alaska--.8%
      1,000M   Alaska Intl. Airport Rev. Series "B"
                 5 3/4% 10/1/2012*                                                          1,082,400             82
---------------------------------------------------------------------------------------------------------------------
               Arizona--3.2%
      3,085M   Glendale Wtr. & Swr. Rev. 5% 7/1/2024                                        3,228,206            244
      1,000M   Phoenix Civic Impt. Corp. Excise Tax Rev.
                 4 3/4% 7/1/2024                                                            1,018,320             77
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,246,526            321
---------------------------------------------------------------------------------------------------------------------
               California--6.7%
      5,000M   California State GO 5% 6/1/2027                                              5,162,100            390
      2,550M   Dublin Unified Sch. Dist. GO Series "A"
                 5% 8/1/2029                                                                2,630,682            199
      1,000M   Imperial Cmnty. College Dist. GO 5% 8/1/2026                                 1,035,550             78
---------------------------------------------------------------------------------------------------------------------
                                                                                            8,828,332            667
---------------------------------------------------------------------------------------------------------------------
               Colorado--2.8%
      1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                 Aurora GO Series "A" 5 1/8% 12/1/2021                                      1,577,160            119
      1,000M   Centennial Downs Met. Dist. GO 5% 12/1/2028                                  1,031,790             78
      1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                        1,057,250             80
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,666,200            277
---------------------------------------------------------------------------------------------------------------------
               Florida--1.7%
        335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                     339,878             26
      1,880M   Florida State Dept. of Trans. Alligator Alley Rev.
                 Series "A" 5% 7/1/2025                                                     1,959,562            148
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,299,440            174
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Georgia--2.7%
               Fulton Cnty. Dev. Auth. Revenue:
     $1,000M     Georgia Tech. Facs. 5 1/4% 11/1/2021                                      $1,061,130            $80
      1,500M     Morehouse College Proj. 4 1/2% 6/1/2037                                    1,417,515            107
      1,000M   Georgia Municipal Association, Inc. COP
                 (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                1,048,430             80
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,527,075            267
---------------------------------------------------------------------------------------------------------------------
               Illinois--2.8%
               Lake Cnty. School District #6 General Obligations:
      1,500M     5 1/4% 12/1/2023                                                           1,595,160            121
      2,000M     5 1/4% 12/1/2026                                                           2,118,340            160
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,713,500            281
---------------------------------------------------------------------------------------------------------------------
               Indiana--6.0%
      1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                   1,093,829             83
      4,120M   Hammond Multi-School Building Corp. First Mtg.
                 5% 7/15/2022                                                               4,326,371            327
      1,105M   Merrillville Multi-School Building Corp. GO
                 5 1/2% 1/15/2012*                                                          1,173,477             89
      1,250M   Zionsville Community Schools Bldg. Corp. GO
                 5 3/4% 1/15/2012*                                                          1,340,288            101
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,933,965            600
---------------------------------------------------------------------------------------------------------------------
               Kansas--1.5%
      1,885M   Junction City GO 5% 9/1/2024                                                 1,964,170            148
---------------------------------------------------------------------------------------------------------------------
               Louisiana--1.4%
      1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                 5 1/4% 10/1/2021                                                           1,916,475            145
---------------------------------------------------------------------------------------------------------------------
               Michigan--10.2%
      3,800M   Bay City School Dist. Bldg. & Site GO 5% 5/1/2025                            3,959,334            299
      1,105M   Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                               1,161,399             88
      1,000M   Grass Lake Cmnty. School District GO 5% 5/1/2031                             1,032,340             78
      1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                 Turbine #1 Proj.) 5 1/4% 1/1/2018                                          1,048,800             79
      3,000M   Novi Cmnty. Sch. Dist. GO 4 1/2% 5/1/2027                                    2,919,210            221
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Michigan (continued)
     $1,135M   Ottawa Cnty. Wtr. Supply Sys. GO 5% 8/1/2024                                $1,188,016            $90
      2,000M   Southfield Public School Bldg. & Site Series "B"
                 GO 5 1/8% 5/1/2014*                                                        2,124,480            161
---------------------------------------------------------------------------------------------------------------------
                                                                                           13,433,579          1,016
---------------------------------------------------------------------------------------------------------------------
               Minnesota--5.9%
      1,515M   Fergus Falls Ind. School Dist. #544 GO 5%
                 1/1/2024 (when-issued)                                                     1,582,933            120
      1,025M   Kasson & Mantorville School District #204
                 GO 5% 2/1/2024 (when-issued)                                               1,073,718             81
      5,000M   Western Minnesota Mun. Power Agy. Series "A"
                 5% 1/1/2030                                                                5,127,700            388
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,784,351            589
---------------------------------------------------------------------------------------------------------------------
               Missouri--5.6%
      3,080M   Branson Reorg. School Dist. GO 5% 3/1/2024                                   3,194,792            241
      1,600M   Cass Cnty. Reorg. School Dist. GO 5% 3/1/2023                                1,665,824            126
        200M   Liberty Sewer System Rev. 6.15%  2/1/2009*                                     207,038             16
      1,325M   Missouri State University Rev. 5% 4/1/2025                                   1,377,748            104
        310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                   (Springfield Rec. Proj.) Series "B"
                 5.85% 6/1/2010*                                                              326,092             25
        250M   St. Joseph School Dist. GO (Direct Dep. Prog.)
                 5 3/4% 3/1/2019                                                              263,283             20
        375M   St. Louis County Pattonville R-3 School Dist. GO
                 (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                         395,801             30
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,430,578            562
---------------------------------------------------------------------------------------------------------------------
               Nebraska--.8%
      1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                      1,050,390             79
---------------------------------------------------------------------------------------------------------------------
               New York--2.7%
               Camden Central School District General Obligations:
        725M     5 1/2% 3/15/2016                                                             778,389             59
        250M     5 1/2% 3/15/2017                                                             267,855             20
      2,500M   New York State Thruway Auth. Rev. 4 3/4% 1/1/2030                            2,529,825            191
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,576,069            270
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               North Dakota--1.1%
     $1,400M   North Dakota State Brd. Higher Educ. Rev.
                 (Wellness Proj.) 5% 4/1/2029                                              $1,441,538           $109
---------------------------------------------------------------------------------------------------------------------
               Ohio--15.0%
               Adams County Local School District
                 General Obligations:
      1,495M     5% 12/1/2026                                                               1,554,157            117
      1,415M     5% 12/1/2028                                                               1,468,699            111
      1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                     1,321,189            100
      2,500M   Akron-Summit Cnty. Pub. Library GO
                 5% 12/1/2020                                                               2,587,175            196
      1,380M   Cincinnati State Tech. & Cmnty. College Gen.
                 Receipts 5 1/4% 10/1/2020                                                  1,462,593            111
      1,420M   Fairview Park GO 5% 12/1/2030                                                1,469,175            111
      1,650M   Lebanon City School District GO 5% 12/1/2023                                 1,721,990            130
      2,975M   Marysville School District GO 5% 12/1/2026                                   3,090,698            234
      2,015M   Medina City School District GO 5% 12/1/2027                                  2,088,104            158
      1,500M   Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                           1,594,830            120
      1,000M   Ohio University Gen. Rcpts. Rev. 5% 12/1/2023                                1,044,980             79
        450M   Youngstown GO 6% 12/1/2010*                                                    483,939             37
---------------------------------------------------------------------------------------------------------------------
                                                                                           19,887,529          1,504
---------------------------------------------------------------------------------------------------------------------
               Oregon--1.5%
      2,000M   Multnomah Cnty. School Dist. #7 (Reynolds) GO
                 5% 6/1/2030                                                                2,036,680            154
---------------------------------------------------------------------------------------------------------------------
               Pennsylvania--7.7%
      1,310M   Allegheny Cnty. GO Series "C" 5% 11/1/2027                                   1,367,928            103
      2,200M   Allegheny Cnty. Sanitation Auth. Swr. Rev. 5%
                 12/1/2024 (when-issued)                                                    2,301,376            174
      1,200M   New Castle Sanitation Auth. Swr. 5% 6/1/2027                                 1,222,344             92
      3,000M   Pennsylvania State Tpk. Commn. Oil Franchise Tax
                 Rev. 5% 12/1/2027                                                          3,123,210            236
      1,000M   State Pub. Sch. Bldg. Auth. Rev. (Philadelphia)
                 5 1/4% 6/1/2013*                                                           1,064,590             81
      1,000M   Westmoreland Cnty. Mun. Auth. Rev. 5% 8/15/2028                              1,041,540             79
---------------------------------------------------------------------------------------------------------------------
                                                                                           10,120,988            765
---------------------------------------------------------------------------------------------------------------------
               Puerto Rico--.7%
        895M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 6 1/4% 7/1/2016                                                              896,396             68
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               South Carolina--2.6%
     $1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                    $1,045,260            $79
        920M   Lugoff-Elgin Wtr. Auth. Rev. 5 1/8% 7/1/2032
                 (when-issued)                                                                960,581             73
      1,500M   Sumter  Wtrwks. & Swr. Rev. 4 1/2% 12/1/2032                                 1,440,674            109
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,446,515            261
---------------------------------------------------------------------------------------------------------------------
               Texas--7.0%
        405M   Austin Utility Systems Rev. 6% 11/15/2013                                      437,084             33
      5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                5,282,400            399
      1,150M   Tyler Ind. School District GO 5% 2/15/2028                                   1,182,176             90
      2,245M   Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026                               2,342,454            177
---------------------------------------------------------------------------------------------------------------------
                                                                                            9,244,114            699
---------------------------------------------------------------------------------------------------------------------
               Virginia--2.1%
               Newport News Water Revenue:
      1,750M     4 3/4% 6/1/2031                                                            1,762,303            133
      1,000M     4 1/2% 6/1/2034                                                              963,680             73
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,725,983            206
---------------------------------------------------------------------------------------------------------------------
               Washington--3.9%
      5,000M   Washington State GO 5% 1/1/2023                                              5,214,900            394
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $131,152,371)                                        132,116,089          9,989
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
      1,300M   Moffat Cnty. CO Pollution Control Rev.
                 Adjustable Rate Note 3.9%** (cost $1,300,000)                              1,300,000             98
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $132,452,371)                    100.9%        133,416,089         10,087
Excess of Liabilities Over Other Assets                                       (.9)         (1,147,494)           (87)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $132,268,595        $10,000
=====================================================================================================================




Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                         Expiration          Notional   Appreciation
Interest Rate Swaps                                                            Date            Amount  (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                     7/15/2017          $13,000M       $238,601
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                     9/12/2027            5,000M       (101,748)
---------------------------------------------------------------------------------------------------------------------
                                                                                             $18,000M       $136,853
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2007.

   Summary of Abbreviations:
   COP  Certificate of Participation
   GO   General Obligation

See notes to financial statements

Fund Expenses
ARIZONA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00    $1,001.44           $3.32
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.47           $3.36
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $997.81           $6.79
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,018.00           $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        27.6%
General Obligations                                  22.5%
Certificates of Participation                        16.0%
Utilities                                            12.9%
Education                                            11.7%
Health Care                                           6.9%
Transportation                                        2.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
ARIZONA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.4%
               Certificates of Participation--15.8%
       $750M   Arizona Board Regents (Univ. Arizona Projs.)
                 5% 6/1/2024                                                                 $778,905           $473
        500M   Arizona State Municipal Financing Prog.
                 5 3/8% 8/1/2030                                                              524,710            318
        750M   Arizona State Univ. Research Infrastructure
                 5% 9/1/2026                                                                  773,527            469
        500M   University Arizona Student Facs. Rev. 5% 6/1/2024                              519,150            315
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,596,292          1,575
---------------------------------------------------------------------------------------------------------------------
               Education--11.5%
        150M   Arizona State University Rev. Sys. 5.65% 7/1/2009*                             156,600             95
      1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main
                 Campus) 5 1/4% 7/1/2018                                                    1,053,250            639
        640M   South Campus Group (Arizona St. Univ. Proj. South
                 Campus) 5 5/8% 9/1/2023                                                      690,419            418
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,900,269          1,152
---------------------------------------------------------------------------------------------------------------------
               General Obligations--22.2%
               Maricopa County School District:
        250M     #11 (Peoria) 5% 7/1/2023                                                     263,050            160
      1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                           981,530            595
        525M     #80 (Chandler) 6 1/4% 7/1/2011                                               569,357            345
        250M     #89 (Dysart) 5% 7/1/2026                                                     258,745            157
      1,000M   Phoenix Series "B" 5 3/8% 7/1/2019                                           1,060,230            643
        500M   Yuma & La Paz Cntys. Cmnty. College Dist.
                 5% 7/1/2023                                                                  523,585            318
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,656,497          2,218
---------------------------------------------------------------------------------------------------------------------
               Health Care--6.8%
        500M   Maricopa County Ind. Dev. Hosp. Facs. Auth.
                   (Samaritan Hlth. Svcs.) 7% 12/1/2016                                       592,245            359
        500M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                 5 7/8% 1/1/2010*                                                             527,625            320
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,119,870            679
---------------------------------------------------------------------------------------------------------------------
               Transportation--2.3%
        385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                           385,454            234
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities--12.7%
       $750M   Glendale Water & Sewer Rev. 5% 7/1/2023                                       $786,053           $477
        500M   Phoenix Civic Improvement Corp. Water Sys. Rev.
                 5 1/2% 7/1/2020                                                              529,670            321
        750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                         779,850            473
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,095,573          1,271
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--27.1%
        655M   Avondale Mun. Dev. Corp. 5% 7/1/2022                                           687,888            417
        750M   Downtown Phoenix Hotel Corp. 5% 7/1/2036                                       767,175            465
               Greater Arizona Dev. Auth. Series "A":
        250M     6% 8/1/2015                                                                  260,600            158
        500M     5% 8/1/2025                                                                  518,815            315
        750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                          796,868            483
        375M   Phoenix Civic Improvement Corp. Excise Tax Rev.
                 4 3/4% 7/1/2024                                                              381,870            232
      1,000M   Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                        1,061,160            644
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,474,376          2,714
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,885,818)                             98.4%        16,228,331          9,843
Other Assets, Less Liabilities                                                 1.6            258,492            157
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $16,486,823        $10,000
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $997.77           $4.21
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.57           $4.26
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.03           $7.67
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,017.10           $7.75
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            28.1%
Other Revenue                                        27.0%
General Obligations                                  25.3%
Certificates of Participation                        13.5%
Transportation                                        5.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--96.9%
               Certificates of Participation--13.2%
       $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                 7% 8/1/2012                                                                 $569,210           $206
        750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                  790,335            286
      1,200M   Riverside California 5% 9/1/2028                                             1,229,280            445
      1,000M   West Contra Costa Healthcare 5 3/8% 7/1/2024                                 1,043,440            378
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,632,265          1,315
---------------------------------------------------------------------------------------------------------------------
               General Obligations--24.7%
        500M   Fontana School District 5 3/4% 5/1/2022                                        525,860            191
        650M   Jefferson Unified High Sch. Dist. (San Mateo Cnty.)
                 6 1/4% 2/1/2016                                                              751,146            272
      1,000M   Kern High School District 4 3/4% 8/1/2030 (when-issued)                      1,003,290            363
      1,000M   Napa Valley Unified School District 5% 8/1/2026                              1,042,850            378
        750M   Natomas Unified School District 5.95% 9/1/2021                                 850,890            308
      1,000M   Oak Valley Hospital District 5% 7/1/2035                                     1,026,480            372
      1,010M   San Juan Unified School District 5% 8/1/2025
                 (when-issued)                                                              1,049,511            380
        500M   Walnut Valley School District 7.2% 2/1/2016                                    574,985            208
---------------------------------------------------------------------------------------------------------------------
                                                                                            6,825,012          2,472
---------------------------------------------------------------------------------------------------------------------
               Transportation--5.2%
      1,000M   Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2020                       1,056,390            383
        350M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                 Rev. 5 3/4% 7/1/2010*                                                        371,829            135
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,428,219            518
---------------------------------------------------------------------------------------------------------------------
               Utilities--27.5%
      1,050M   Los Angeles Wastewater Sys. Rev. Series "A"
                 5% 6/1/2032                                                                1,078,287            391
      1,150M   Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020                         1,205,189            436
        700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2012*                         750,855            272
      1,000M   Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev.
                 5% 12/1/2027                                                               1,025,600            371
      1,000M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                 5 1/4% 12/1/2017                                                           1,062,180            385
      1,525M   Semitropic Impt. Dist. Water Storage Dist.
                 5 1/2% 12/1/2022                                                           1,651,011            598
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
CALIFORNIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities (continued)
       $750M   South Gate Public Fing. Auth. Wtr. Rev. Series "A"
                 6% 10/1/2012                                                                $812,475           $294
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,585,597          2,747
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--26.3%
      1,000M   California State Public Works Board
                 6 1/2% 12/1/2008                                                           1,036,290            375
      1,000M   Folsom Public Fin. Auth. 5% 9/1/2028
                 (when-issued)                                                              1,029,650            373
      1,000M   Long Beach Fing. Auth. Rev. 6% 11/1/2017                                     1,126,460            408
      1,105M   Palm Springs Fing. Auth. Lease Rev. Series "A"
                   (Convention Ctr. Proj.) 5 1/4% 11/1/2020                                 1,197,367            433
      1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                 5 1/4% 8/1/2020                                                            1,055,020            382
        700M   San Mateo Joint Powers Auth. Lease Rev.
                 6 1/2% 7/1/2015                                                              804,643            291
      1,000M   Vernon Redevelopment Agy. Tax Alloc.
                 5% 9/1/2035                                                                1,026,890            372
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,276,320          2,634
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,750,965)                                          26,747,413          9,686
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
        200M   Puerto Rico Government Dev. Bank
                 Adjustable Rate Note 3.57% ** (cost $200,000)                                200,000             73
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,950,965)                       97.6%        26,947,413          9,759
Other Assets, Less Liabilities                                                 2.4            666,770            241
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $27,614,183        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017             $1,800M       $33,037
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at June 30, 2007.

See notes to financial statements

Fund Expenses
COLORADO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $999.18           $3.32
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.47           $3.36
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $996.34           $6.78
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,018.00           $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  42.8%
Other Revenue                                        21.8%
Utilities                                            15.8%
Education                                             6.2%
Health Care                                           5.4%
Certificates of Participation                         5.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
COLORADO INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.4%
               Certificates of Participation--5.1%
       $250M   Broomfield Open Space 5 1/2% 12/1/2020                                        $260,928           $284
        200M   Greeley Building Auth. 5.6% 11/1/2019                                          209,280            227
---------------------------------------------------------------------------------------------------------------------
                                                                                              470,208            511
---------------------------------------------------------------------------------------------------------------------
               Education--6.3%
        200M   Colorado School of Mines Auxiliary Facs. Rev.
                 5 1/4% 12/1/2020                                                             210,844            229
        350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                           368,147            401
---------------------------------------------------------------------------------------------------------------------
                                                                                              578,991            630
---------------------------------------------------------------------------------------------------------------------
               General Obligations--43.4%
        500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                 Series "A" 5 1/8% 12/1/2021                                                  525,720            572
      1,000M   Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                      1,055,210          1,148
        200M   Arapahoe Cnty. Water & Wastewater Series "B"
                 5 3/4% 12/1/2019                                                             215,946            235
        250M   Aspen Fire Protection Dist. 5% 12/1/2026                                       261,245            284
        250M   Centennial Downs Met. District 5% 12/1/2028                                    257,948            281
        250M   Dove Valley Met. Dist. (Arapahoe Cnty.) 5% 11/1/2035                           257,357            280
               El Paso County School District:
        350M     #2 (Harrison) 5 1/2% 12/1/2011*                                              372,019            405
        250M     #20, 5 1/4% 12/15/2017                                                       264,270            287
        250M   Larimer Weld & Boulder Cntys. Sch. Dist.
                 5% 12/15/2025                                                                259,942            283
        250M   Mountain Village Met. Dist. (San Miguel Cnty.)
                 5% 12/1/2036                                                                 256,977            279
        250M   Pueblo County School District #70, 5 1/4% 12/1/2022                            262,320            285
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,988,954          4,339
---------------------------------------------------------------------------------------------------------------------
               Health Care--5.5%
        125M   Colorado Health Facs. (Poudre Valley Hlth. Care)
                 5 5/8% 12/1/2009*                                                            131,216            143
        350M   Denver City & Cnty. Mental Hlth. Corp. Series "A"
                 5 1/2% 7/15/2015                                                             372,586            405
---------------------------------------------------------------------------------------------------------------------
                                                                                              503,802            548
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities--16.0%
       $250M   Aurora Wtr. Impt. Auth. 5% 8/1/2032 (when-issued)                             $260,233           $283
        200M   Boulder Water & Sewer Rev. 5.6% 12/1/2010*                                     210,802            229
        200M   Broomfield Water Activity Enterprise Water Rev.
                 5 1/2% 12/1/2019                                                             210,940            229
               Colorado Water Resources & Power Dev. Authority
                 Small Water Resources Rev. Series "A":
        100M     5 3/4% 11/1/2010*                                                            105,738            115
        250M     5 1/4% 11/1/2021                                                             263,363            287
        400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                          423,340            461
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,474,416          1,604
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--22.1%
        250M   Denver Convention Center (Hotel Auth. Rev.)
                 5% 12/1/2035                                                                 257,112            280
        250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                   262,808            286
               Larimer County Sales & Use Tax Revenue:
        280M     5 1/4% 12/15/2016                                                            295,982            322
        400M     5 1/2% 12/15/2018                                                            427,068            465
        250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                           262,232            285
        500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                              526,120            572
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,031,322          2,210
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,780,608)                                            9,047,693          9,842
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--3.0%
               Adjustable Rate Notes**
        175M   Colorado Springs Rev. Colorado College Proj. 3.93%                             175,000            190
        100M   Puerto Rico Commonwealth Govt. Dev. Bank 3.57%                                 100,000            109
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $275,000)                              275,000            299
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,055,608)                      101.4%          9,322,693         10,141
Excess of Liabilities Over Other Assets                                      (1.4)           (129,286)          (141)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%         $9,193,407        $10,000
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect on June 30, 2007.

See notes to financial statements

Fund Expenses
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.30           $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.33           $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.50           $7.92
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.86           $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  41.9%
Health Care                                          26.4%
Utilities                                            14.1%
Education                                            10.7%
Transportation                                        3.5%
Other Revenue                                         1.5%
Housing                                               1.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.0%
               Education--10.6%
               Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
     $1,000M     Miss Porters School 5% 7/1/2036                                           $1,034,380           $273
      1,235M     Trinity College Series "H" 5% 7/1/2019                                     1,288,216            341
               University of Connecticut Student Fees Rev. Series "A":
        600M     5 1/4% 11/15/2021                                                            637,998            169
      1,000M     5% 11/15/2029                                                              1,032,920            273
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,993,514          1,056
---------------------------------------------------------------------------------------------------------------------
               General Obligations--41.2%
        500M   Branford 5% 5/15/2014                                                          525,335            139
               Bridgeport:
        750M     Series "A" 6 1/8% 7/15/2010*                                                 804,105            212
      1,000M     Series "A" 5 3/8% 8/15/2019                                                1,059,160            280
      1,500M     Series "B" 5% 12/1/2023                                                    1,556,940            412
               Connecticut State:
        690M     Series "E" 6% 3/15/2012                                                      749,409            198
      1,020M     Series "F" 5% 10/15/2021                                                   1,060,157            280
      1,090M   Cromwell 5% 6/15/2020                                                        1,131,943            299
      1,000M   Glastonbury 5% 6/15/2021                                                     1,050,190            278
      1,650M   Hartford 5% 8/15/2019                                                        1,715,918            454
      1,000M   Hartford County Met. Dist. 5% 5/1/2024                                       1,038,420            274
        800M   New Britain 6% 3/1/2012                                                        844,024            223
               New Haven:
        300M     6% 11/1/2009*                                                                317,130             84
        470M     5 1/4% 11/1/2013                                                             491,902            130
        395M     5% 11/1/2017                                                                 415,050            110
      1,445M   North Haven 5% 7/15/2019                                                     1,550,442            410
      1,250M   Waterbury 5% 4/1/2012*                                                       1,303,950            345
---------------------------------------------------------------------------------------------------------------------
                                                                                           15,614,075          4,128
---------------------------------------------------------------------------------------------------------------------
               Health Care--26.0%
               Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
        450M     Bridgeport Hospital 6 1/2% 7/1/2012                                          450,553            119
                 Child Care Facilities Program:
        400M       5 1/2% 7/1/2019                                                            418,520            111
      1,000M       5% 7/1/2031                                                              1,016,650            269
      2,165M     Children's Medical Center Series "B" 5% 7/1/2021                           2,254,306            596
      1,150M     Connecticut State University System 5% 11/1/2012*                          1,205,143            319
        700M     New Britain General Hospital 6 1/8% 7/1/2014                                 700,798            185
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Health Care (continued)
                 Village Families & Children Series "A":
       $370M     5% 7/1/2015                                                                 $387,323           $102
        385M     5% 7/1/2016                                                                  402,610            107
        405M     5% 7/1/2017                                                                  422,869            112
      2,000M     Yale-New Haven Hospital 5% 7/1/2031                                        2,065,780            546
        500M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                 Cntl. Facs. 6 1/4% 7/1/2016                                                  500,780            132
---------------------------------------------------------------------------------------------------------------------
                                                                                            9,825,332          2,598
---------------------------------------------------------------------------------------------------------------------
               Housing--1.4%
        500M   Connecticut State Housing Finance Authority
                 5.85% 6/15/2030                                                              522,680            139
---------------------------------------------------------------------------------------------------------------------
               Transportation--3.5%
               Connecticut State Special Tax Obligation Revenue
                 Transportation Infrastructure:
        250M     6 1/8% 9/1/2012                                                              268,502             71
      1,000M     5% 12/1/2021                                                               1,036,330            274
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,304,832            345
---------------------------------------------------------------------------------------------------------------------
               Utilities--13.9%
               Puerto Rico Electric Power Authority Revenue:
        250M     5 1/4% 7/1/2010*                                                             262,095             69
        250M     5 1/4% 7/1/2012*                                                             266,760             71
        750M     5 3/8% 7/1/2012*                                                             804,488            213
      1,000M     5% 7/1/2026                                                                1,044,780            276
      1,800M   South Central Connecticut Regional Water Auth.
                 5% 8/1/2033                                                                1,855,008            491
      1,000M   Stamford Connecticut Water Pollution
                 4 3/4% 9/15/2036                                                           1,003,630            265
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,236,761          1,385
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--1.4%
        545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                 6 1/2% 6/15/2008                                                             546,199            144
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,488,016)                                          37,043,393          9,795
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
       $200M   Puerto Rico Commonwealth Govt. Dev. Bank
                 Adjustable Rate Note 3.57%**
                 (cost $200,000)                                                             $200,000            $53
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments  (cost $36,688,016)                      98.5%        37,243,393          9,848
Other Assets, Less Liabilities                                                 1.5            580,405            152
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $37,823,798        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $1,000M        $18,354
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect on June 30, 2007.

See notes to financial statements

Fund Expenses
FLORIDA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $995.68           $4.45
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.33           $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $992.94           $7.91
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.86           $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            49.4%
Other Revenue                                        35.7%
Transportation                                        7.5%
General Obligations                                   3.8%
Health Care                                           3.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
FLORIDA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.3%
               General Obligations--3.7%
     $1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                      $1,055,190           $373
---------------------------------------------------------------------------------------------------------------------
               Health Care--3.5%
      1,000M   South Broward Hospital District Revenue
                 4 3/4% 5/1/2032                                                              994,160            351
---------------------------------------------------------------------------------------------------------------------
               Transportation--7.4%
      1,000M   Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                 6% 7/1/2014                                                                1,065,570            377
      1,000M   St. John's County Transportation Impt.
                 5% 10/1/2023                                                               1,030,710            364
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,096,280            741
---------------------------------------------------------------------------------------------------------------------
               Utilities--48.5%
      1,000M   Cape Coral Water & Sewer Rev. 4 3/4% 10/1/2031                               1,000,670            354
      1,000M   Emerald Coast Utilities Auth. Wtr. & Swr. Rev.
                 5 1/4% 1/1/2026                                                            1,056,040            373
      1,000M   Escambia County Utilities Auth. Sys. Rev.
                 6 1/4% 1/1/2015                                                            1,120,670            396
      1,000M   Florida Keys Aqueduct Auth. Wtr. Rev.
                 5% 9/1/2021                                                                1,035,260            366
      1,000M   Florida State Municipal Power Agy. Rev.
                 5 1/2% 10/1/2019                                                           1,064,360            376
      1,000M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                               1,119,670            396
      1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                  1,043,700            369
      1,000M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                       1,053,660            372
      1,000M   Peace River/Manasota Regl. Water Supply Auth.
                 5% 10/1/2025                                                               1,032,640            365
      1,000M   Plant City Utility System Rev. 6% 10/1/2015                                  1,092,980            386
      1,000M   Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev.
                 5% 10/1/2029                                                               1,028,040            363
      1,000M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                         1,051,250            371
      1,000M   Tallahassee Energy System Rev. 5% 10/1/2028                                  1,034,040            365
---------------------------------------------------------------------------------------------------------------------
                                                                                           13,732,980          4,852
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FLORIDA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--35.2%
     $1,380M   DeSoto County Capital Improvement Rev.
                 5 1/4% 10/1/2019                                                          $1,457,183           $515
               Florida Municipal Loan Council Revenue:
      1,000M     5 1/4% 11/1/2019                                                           1,058,550            374
      1,000M     5 3/8% 11/1/2025                                                           1,044,100            369
      1,000M   Highlands County Infrastructure Sales Surtax Rev.
                 5% 11/1/2018                                                               1,036,050            366
      1,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                 1,060,460            375
               Osceola County Tourist Development Tax Revenue:
      1,000M     5 1/2% 10/1/2017                                                           1,066,300            377
      1,000M     5 1/2% 10/1/2018                                                           1,065,330            376
      1,000M   St. Augustine Capital Improvement 5% 10/1/2024                               1,034,280            365
      1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                 5 3/4% 10/1/2020                                                           1,125,980            398
---------------------------------------------------------------------------------------------------------------------
                                                                                            9,948,233          3,515
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,890,576)                             98.3%        27,826,843          9,832
Other Assets, Less Liabilities                                                 1.7            474,706            168
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $28,301,549        $10,000
=====================================================================================================================

                                                                                                          Unrealized
                                                                         Expiration         Notional    Appreciation
Interest Rate Swaps                                                            Date           Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                     7/15/2007          $1,000M         $18,354
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                     9/12/2027           1,000M         (20,350)
---------------------------------------------------------------------------------------------------------------------
                                                                                             $2,000M         ($1,996)
=====================================================================================================================


See notes to financial statements

Fund Expenses
GEORGIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,000.36          $3.32
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,021.47          $3.36
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $996.80          $6.78
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,018.00          $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            46.1%
Education                                            22.2%
Health Care                                          17.9%
Other Revenue                                        11.5%
General Obligations                                   2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
GEORGIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.7%
               Education--21.8%
       $500M   Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                           $514,460           $452
        250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                 5 1/4% 12/1/2022                                                             263,555            232
        500M   Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                      533,080            469
               Fulton County Development Authority Revenue:
        350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                372,904            328
        250M     Morehouse College 6 1/4% 12/1/2010*                                          270,830            238
        500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                       528,375            465
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,483,204          2,184
---------------------------------------------------------------------------------------------------------------------
               General Obligations--2.3%
        250M   Gilmer County 5% 4/1/2032                                                      259,553            228
---------------------------------------------------------------------------------------------------------------------
               Health Care--17.7%
        500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                529,735            466
        500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                              529,840            466
        525M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 6 1/4% 7/1/2016                                                              525,819            463
        400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                               422,668            372
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,008,062          1,767
---------------------------------------------------------------------------------------------------------------------
               Utilities--45.5%
               Atlanta Water & Wastewater & Sewer Revenue:
        105M     5 1/2% 11/1/2017                                                             114,493            101
        500M     5% 11/1/2037                                                                 514,475            453
        130M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                    149,974            132
        250M   Cairo Combined Public Utility Rev. 5% 1/1/2024                                 259,480            228
        150M   Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                            159,630            140
        500M   Columbus Water & Sewer Rev. 4 3/4% 5/1/2026                                    503,915            443
        500M   Commerce Water & Sewer Rev. 5% 12/1/2025                                       518,380            456
        650M   Douglasville-Douglas County Water & Sewer Rev.
                 5% 6/1/2027                                                                  674,817            594
        250M   East Point Water & Sewer Rev. 5% 2/1/2023                                      260,790            229
        500M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                   520,010            458
        250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                             267,285            235
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities (continued)
               Georgia Municipal Gas Authority Revenue:
                 Buford Project:
        $80M       6.8% 11/1/2009                                                             $80,190            $71
        250M       5 1/2% 11/1/2012                                                           263,018            231
        100M     Warner Robins Series "B" 5.8% 1/1/2015                                       101,007             89
        250M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2012*                         268,163            236
        500M   Upper Oconee Basin Water Auth. 5% 7/1/2026                                     518,655            456
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,174,282          4,552
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--11.4%
        250M   Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                      262,930            231
        500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                 5 1/2% 10/1/2018                                                             547,805            482
        250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                 5 3/4% 9/1/2010*                                                             268,097            236
        200M   Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal
                 Justice Ctr.) 6 1/4% 6/1/2010*                                               214,628            189
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,293,460          1,138
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,966,128)                             98.7%        11,218,561          9,869
Other Assets, Less Liabilities                                                 1.3            148,551            131
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $11,367,112        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017              $500M         $9,177
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MARYLAND INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.34            $3.72
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.07            $3.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.46            $7.17
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,017.60            $7.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            23.9%
Health Care                                          21.3%
Other Revenue                                        15.6%
Utilities                                            15.6%
General Obligations                                  11.2%
Transportation                                        4.8%
Housing                                               4.0%
Certificates of Participation                         3.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.9%
               Certificates of Participation--3.5%
       $750M   Baltimore Board of Education Admin. Proj.
                 5.8% 4/1/2011                                                               $789,968           $354
---------------------------------------------------------------------------------------------------------------------
               Education--23.4%
               Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
      1,000M     Univ. MD-Baltimore Cnty. 5% 7/1/2035                                       1,029,920            463
      1,000M     Univ. MD-College Park 5% 6/1/2026                                          1,034,830            466
        735M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                 (Univ. MD-College Park) 5 3/8% 7/1/2016                                      771,088            347
        500M   Morgan State University Academic & Auxiliary
                 Facilities Fees Rev. 6.05% 7/1/2015                                          546,245            246
        750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 University Plaza Proj. Series "A" 5 5/8% 7/1/2013                            785,730            353
      1,000M   St. Mary's College Rev. 5% 9/1/2024                                          1,040,690            468
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,208,503          2,343
---------------------------------------------------------------------------------------------------------------------
               General Obligations--11.0%
      1,000M   Ocean City 5% 3/1/2021                                                       1,034,010            465
      1,000M   St. Mary's County Hospital 5% 10/1/2020                                      1,049,580            472
        350M   Wicomico County 5 1/2% 12/1/2016                                               365,750            165
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,449,340          1,102
---------------------------------------------------------------------------------------------------------------------
               Health Care--20.8%
               Maryland State Health & Higher Educ. Facs.:
                 Anne Arundel Health System:
      1,000M     5% 7/1/2024                                                                1,030,900            464
      1,000M     5% 7/1/2034                                                                1,027,880            462
      1,000M     University of Maryland Med. Sys. 5% 7/1/2024                               1,032,350            464
      1,000M     Western Maryland Health 5% 1/1/2025                                        1,039,630            468
        500M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 6 1/4% 7/1/2016                                                              500,780            225
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,631,540          2,083
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MARYLAND INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Housing--3.9%
       $340M   Maryland State Cmnty. Dev. Admin. Dept.
                 Hsg. & Cmnty. Dev. 5 7/8% 7/1/2016                                          $343,434           $155
        500M   Montgomery County Multi-Family Mortgage Rev.
                 6% 7/1/2020                                                                  517,925            233
---------------------------------------------------------------------------------------------------------------------
                                                                                              861,359            388
---------------------------------------------------------------------------------------------------------------------
               Transportation--4.7%
      1,000M   Maryland State Trans. Auth. Lease Rev. Metrorail
                 Parking Proj. 5% 7/1/2022                                                  1,041,870            469
---------------------------------------------------------------------------------------------------------------------
               Utilities--15.3%
               Baltimore Wastewater Utilities Revenue:
      1,000M     5% 7/1/2020                                                                1,034,300            465
      1,000M     5% 7/1/2024                                                                1,049,720            472
      1,250M   Puerto Rico Electric Power Auth. Rev.
                 5 1/4% 7/1/2010*                                                           1,310,475            590
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,394,495          1,527
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--15.3%
      1,000M   Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                 5 1/8% 7/1/2022                                                            1,055,520            475
               Baltimore Convention Center Revenue:
        250M     5 1/2% 9/1/2014                                                              259,100            116
      1,000M     5% 9/1/2032                                                                1,032,570            464
      1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                              1,048,420            472
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,395,610          1,527
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,398,297)                             97.9%        21,772,685          9,793
Other Assets, Less Liabilities                                                 2.1            460,458            207
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $22,233,143        $10,000
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.55           $3.72
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.07           $3.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.03           $7.17
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,017.60           $7.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            29.1%
General Obligations                                  26.9%
Utilities                                            21.9%
Other Revenue                                        11.5%
Health Care                                           6.6%
Transportation                                        4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--100.1%
               Education--29.2%
     $1,000M   Massachusetts State College Bldg. Auth. Proj.
                 5 1/4% 5/1/2021                                                           $1,049,990           $403
               Massachusetts State Dev. Fin. Agy. Revenue:
      1,000M     Boston University 5% 10/1/2035                                             1,028,490            395
      1,200M     Worcester Polytechnic Institute 5% 9/1/2023                                1,255,380            482
               Massachusetts State Hlth. & Educ. Facs. Auth. Rev.:
      1,015M     5% 8/15/2022                                                               1,052,616            404
      1,000M     5% 10/1/2026                                                               1,038,920            399
      1,000M     5% 10/1/2029                                                               1,029,290            396
      1,000M   University of Massachusetts Bldg. Auth. Rev.
                 6 7/8% 5/1/2014                                                            1,136,080            437
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,590,766          2,916
---------------------------------------------------------------------------------------------------------------------
               General Obligations--26.9%
      1,000M   Holliston 5 1/4% 4/1/2018                                                    1,058,590            407
        500M   Massachusetts State GO 4.149% 5/1/2037                                         499,465            192
      1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                             1,212,981            466
      1,000M   Springfield 6% 10/1/2009*                                                    1,055,470            406
      1,000M   Westborough 5% 11/15/2019                                                    1,041,930            400
      1,040M   Westford 5 1/8% 4/1/2017                                                     1,077,409            414
      1,000M   Worcester 5 1/2% 8/15/2017                                                   1,055,140            405
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,000,985          2,690
---------------------------------------------------------------------------------------------------------------------
               Health Care--6.6%
      1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                  1,021,120            392
        660M   Massachusetts General Hospital Series "F"
                 6 1/4% 7/1/2012                                                              692,069            266
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,713,189            658
---------------------------------------------------------------------------------------------------------------------
               Transportation--4.0%
      1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                          1,047,800            402
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MASSACHUSETTS INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities--21.9%
     $1,000M   Boston Water & Sewer Commission Rev.
                 5 3/4% 11/1/2013                                                          $1,051,060           $404
      1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                           1,544,075            593
      1,000M   Lynn Massachusetts Water & Sewer Rev. 5% 12/1/2032                           1,028,080            395
      1,000M   Massachusetts State Water Resource Auth. 5% 8/1/2023                         1,045,880            402
      1,000M   Springfield Water & Sewer Rev. 5% 7/15/2024                                  1,040,510            399
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,709,605          2,193
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--11.5%
      1,000M   Boston Convention Center Act 1997 Series "A"
                 5% 5/1/2017                                                                1,037,630            399
      1,000M   Massachusetts State Port. Auth. Rev. 4 1/2% 7/1/2037                           951,040            365
      1,000M   Massachusetts State Sch. Bldg. Auth. 4 3/4% 8/15/2032                        1,004,740            386
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,993,410          1,150
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,489,975)                           100.1%         26,055,755         10,009
Excess of Liabilities Over Other Assets                                       (.1)            (22,728)            (9)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $26,033,027        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Depreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                    9/12/2027            $1,000M       $(20,349)
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $997.11           $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.33           $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $994.37           $7.91
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.86           $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  69.9%
Utilities                                            18.4%
Health Care                                           7.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.9%
               General Obligations--72.1%
     $1,360M   Allendale Public Sch. Dist. Series "A" 5 1/4%
                 5/1/2024 (when-issued)                                                    $1,443,504           $475
      1,000M   Bay City School District 5% 5/1/2025                                         1,041,930            343
      1,000M   Detroit Series "B" 5% 4/1/2025                                               1,030,630            339
      1,725M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                  1,820,893            599
      1,650M   Ecorse Public School District 5% 5/1/2027                                    1,715,934            565
      1,105M   Ferndale Public Schools 5% 5/1/2023                                          1,142,327            376
      1,100M   Fraser Public School District 5% 5/1/2024                                    1,142,471            376
      1,500M   Galesburg-Augusta Community Schools
                 5% 5/1/2024                                                                1,556,910            512
      1,000M   Godwin Heights Public School District
                 5 5/8% 5/1/2010*                                                           1,045,070            344
      1,000M   Grand Blanc Community School District
                 5 5/8% 5/1/2015                                                            1,063,440            350
      1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                              1,093,009            360
      1,000M   Gull Lake Community School District Zero
                 Coupon 5/1/2013                                                              731,490            241
      1,000M   Hartland School District 5% 5/1/2022                                         1,036,760            341
      1,575M   Jenison Public School District 5 1/2% 5/1/2018                               1,677,580            552
      1,000M   Kenowa Hills Public Schools 5% 5/1/2025                                      1,037,940            342
      1,000M   Montrose Township School District 6.2% 5/1/2017                              1,131,390            372
      1,115M   Oakland Schools Inter. School Dist. 5% 5/1/2023                              1,167,817            384
      1,000M   Saginaw City School District Schs. Bldg. & Site
                 5% 5/1/2025                                                                1,033,780            340
---------------------------------------------------------------------------------------------------------------------
                                                                                           21,912,875          7,211
---------------------------------------------------------------------------------------------------------------------
               Health Care--7.8%
               Michigan State Hospital Finance Authority Revenue:
      1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                       1,039,040            342
        280M     St. John's Hospital 6% 5/15/2008                                             282,313             93
      1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                 5 5/8% 7/1/2013                                                            1,040,200            342
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,361,553            777
---------------------------------------------------------------------------------------------------------------------
               Utilities--19.0%
               Detroit Sewage Disposal System Revenue:
        415M     5% 7/1/2015*                                                                 440,224            145
        485M     5% 7/1/2030                                                                  501,121            165
      1,275M   Detroit Water Supply System Rev. 6 1/2% 7/1/2015                             1,461,851            481
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities (continued)
               Michigan State Strategic Fund (Detroit Edison Co.):
     $1,350M     6.95% 5/1/2011                                                            $1,487,241           $489
      1,000M     7% 5/1/2021                                                                1,256,330            414
        500M   Monroe County Economic Dev. Corp. (Detroit
                 Edison Co.) 6.95% 9/1/2022                                                   635,410            209
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,782,177          1,903
---------------------------------------------------------------------------------------------------------------------
Total Value of Muncipal Bonds (cost $28,873,202 )                                          30,056,605          9,891
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--4.3%
      1,300M   University of Michigan Regent Hospital
                 Adjustable Rate Note 3.9%** (cost $1,300,000)                              1,300,000            428
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $30,173,202)                     103.2%         31,356,605         10,319
Excess of Liabilities Over Other Assets                                      (3.2)           (968,921)          (319)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $30,387,684        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $3,000M        $55,062
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2007.

See notes to financial statements

Fund Expenses
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $996.54           $3.32
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.47           $3.36
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $992.99           $6.77
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,018.00           $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  61.2%
Health Care                                           8.1%
Transportation                                        7.3%
Utilities                                             7.2%
Education                                             6.2%
Housing                                               2.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.8%
               Education--6.5%
       $600M   Minnesota State Colleges & Univ. 5% 10/1/2021                                 $629,262           $380
        400M   University of Minnesota 5 3/4% 7/1/2017                                        451,548            272
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,080,810            652
---------------------------------------------------------------------------------------------------------------------
               General Obligations--64.8%
        400M   Becker Ind. School District #726, 6% 2/1/2017                                  420,056            253
        750M   Blooming Prairie Ind. School District #756, 4 3/4%
                 1/1/2024 (when-issued)                                                       763,770            461
        500M   Cambridge Indpt. SD #911, 4 3/4% 2/1/2030                                      502,825            303
        500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                   521,415            315
        200M   Delano Ind. School District #879, 5.6% 2/1/2015                                210,616            127
               Eagan Recreational Facilities Series "A":
        450M     5% 2/1/2015                                                                  468,050            282
        250M     5% 2/1/2016                                                                  259,602            157
        200M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                           209,888            127
        300M   Farmington Ind. School District #192 Series "B"
                 5% 2/1/2022                                                                  312,456            188
        500M   Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024
                   (when-issued)                                                              522,420            315
      1,000M   Kasson & Mantorville Ind. Sch. Dist. #204, 5%
                 2/1/2024 (when-issued)                                                     1,047,530            632
        260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                               269,329            162
        500M   Maplewood GO 4 1/2% 2/1/2023 (when-issued)                                     497,770            300
      1,160M   Minneapolis Special School District #1, 5% 2/1/2020                          1,202,723            725
        750M   Montgomery School District #394, 5% 2/1/2025                                   780,195            471
        500M   Moorhead Series "A" 5% 2/1/2027                                                518,685            313
        750M   New Brighton Series "A" 5% 2/1/2032                                            777,105            469
        250M   Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018                             261,107            157
        250M   Rosemount School District #196, 5% 2/1/2023                                    260,607            157
        250M   Sauk Rapids Ind. School District #47, 5% 2/1/2022                              261,335            158
               St. Paul Ind. School District #625:
        250M     5 5/8% 2/1/2015                                                              256,815            155
        400M     5% 2/1/2017                                                                  417,152            252
---------------------------------------------------------------------------------------------------------------------
                                                                                           10,741,451          6,479
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Health Care--8.6%
       $500M   Minneapolis Health Care Sys. Rev.
                 (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017                                     $532,825           $322
        350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                 (Benedictine Hlth.) 5 1/4% 2/15/2014                                         363,531            219
        500M   St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                           527,135            318
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,423,491            859
---------------------------------------------------------------------------------------------------------------------
               Housing--2.5%
        400M   Minnetonka Multi-Family Housing Rev.
                 (Cedar Hills Proj.) 5.9% 10/20/2019                                          416,760            251
---------------------------------------------------------------------------------------------------------------------
               Transportation--7.7%
               Minneapolis & St. Paul Metro Airports Comm. Airport
                 Rev. Series "A":
        500M     5% 1/1/2028                                                                  511,550            309
        750M     5% 1/1/2029                                                                  769,298            464
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,280,848            773
---------------------------------------------------------------------------------------------------------------------
               Utilities--7.7%
        400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                 5.4% 1/1/2016                                                                415,260            251
               Western Minnesota Municipal Power Agency:
        325M     5 1/2% 1/1/2011                                                              333,398            201
        500M     5 1/2% 1/1/2015                                                              523,865            316
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,272,523            768
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,914,036)                                          16,215,883          9,782
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MINNESOTA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--8.1%
               Adjustable Rate Notes**
       $100M   Cohasset Rev. Pwr. & Lt. Co. 3.73%                                            $100,000            $60
        540M   Mankato Rev. Bethany Lutheran College 3.91%                                    540,000            326
        400M   Minnesota St Higher Ed. Facs. Auth. Rev. 3.91%                                 400,000            241
        300M   University of Minnesota Rev. 3.7%                                              300,000            181
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $1,340,000)                          1,340,000            808
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $17,254,036)                     105.9%         17,555,883         10,590
Excess of Liabilities Over Other Assets                                      (5.9)           (978,366)          (590)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $16,577,517        $10,000
=====================================================================================================================


                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Depreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                     9/12/2027           $1,000M       $(20,350)
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect on June 30, 2007.

See notes to financial statements

Fund Expenses
MISSOURI INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.22           $3.32
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.47           $3.36
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $994.68           $6.78
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,018.00           $6.85
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        37.8%
General Obligations                                  27.1%
Utilities                                            12.0%
Education                                             9.8%
Health Care                                           7.7%
Transportation                                        5.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--97.2%
               Education--9.6%
       $125M   Bowling Green School District 5.85% 3/1/2010*                                 $131,117            $85
        500M   Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II,
                 5 1/4% 3/1/2025                                                              529,920            343
        500M   Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5%
                 6/1/2027 (when-issued)                                                       503,475            326
        150M   Missouri Southern State College Rev. Aux.
                 Enterprise Sys. 5.3% 4/1/2015                                                157,018            102
        150M   Missouri State Hlth. & Educ. Facs. Auth.
                 (Webster Univ.) 5 1/2% 4/1/2018                                              157,413            102
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,478,943            958
---------------------------------------------------------------------------------------------------------------------
               General Obligations--26.3%
        500M   Camdenton Reorg. Sch. Dist. #R-III Camden Cnty.
                 5 1/4% 3/1/2021                                                              532,690            345
        400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                         424,364            275
        350M   Clay County Pub. School District #53, 5% 3/1/2017                              362,758            235
        500M   Fort Zumwalt School District 5% 3/1/2023                                       521,740            338
        100M   Jefferson County School District #6, 6% 3/1/2014                               105,062             68
        150M   Kansas City Streetlight Project Series "A"
                 5 1/4% 2/1/2010*                                                             156,301            101
        140M   Maplewood Richmond Heights School District
                 5 1/4% 3/1/2016                                                              146,229             95
        500M   Neosho Reorg. School District #R5, 5% 3/1/2022                                 523,940            340
        500M   Nixa School District #R2, 5 1/4% 3/1/2025                                      532,885            345
        125M   St. Joseph's School Dist. (Direct Dep. Prog.)
                 5 3/4% 3/1/2019                                                              131,641             85
        100M   St. Louis County Pattonville R-3 School Dist.
                 (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                         105,547             68
        250M   Washington School District 5% 3/1/2015                                         260,728            169
        250M   Wentzville School District #4, 5% 3/1/2022                                     258,435            168
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,062,320          2,632
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Health Care--7.5%
       $400M   Jackson County Spl. Oblig. (Truman Med. Ctr.)
                 5% 12/1/2022                                                                $412,776           $268
        140M   Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                 (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                            153,902            100
        500M   North Kansas City Hospital Rev. Series "A"
                 5% 11/15/2020                                                                516,180            334
         80M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                 6 1/4% 7/1/2016                                                               80,125             52
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,162,983            754
---------------------------------------------------------------------------------------------------------------------
               Transportation--5.4%
        400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross
                 Cnty. Proj. Series "B" 5 1/4% 10/1/2019                                      421,692            273
               St. Louis Airport Revenue (Lambert Intl. Airport):
        150M     5 1/8% 7/1/2015                                                              153,610            100
        250M     5% 7/1/2025                                                                  259,153            168
---------------------------------------------------------------------------------------------------------------------
                                                                                              834,455            541
---------------------------------------------------------------------------------------------------------------------
               Utilities--11.7%
        250M   Jefferson County Cons. Public Water Supply
                 5 1/4% 12/1/2016                                                             265,795            172
        500M   Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021                                 522,860            339
      1,000M   Springfield Public Util. Rev. 4 3/4%  8/1/2028                               1,009,510            654
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,798,165          1,165
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--36.7%
        500M   Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr.
                 5% 8/15/2023                                                                 516,985            335
        100M   Clay County Public Building Auth. Leasehold Rev.
                 5 1/8% 5/15/2014                                                             101,073             66
        500M   Jackson County Pub. Bldg. Corp. Leasehold Rev.
                 5% 12/1/2020                                                                 522,885            339
      1,000M   Jackson County Spl. Oblig. (Truman Sports Complex)
                 5% 12/1/2023                                                               1,043,420            676
        250M   Kansas City Municipal Assistance Corp. Rev.
                 Series "A" 5% 3/1/2019                                                       258,587            168
        250M   Missouri State Board Public Buildings Series "A"
                 5% 5/1/2021                                                                  256,890            166
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MISSOURI INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue (continued)
               Missouri State Dev. Finance Board Infrastructure
                 Facilities Revenue:
       $500M     Hartman Heritage Center Phase II, 5% 4/1/2020                               $515,910           $334
        125M     Midtown Redevelopment Project Series "A"
                   6% 4/1/2010*                                                               131,781             85
        500M   Missouri State Regional Convention & Sports
                 Complex Auth. 5 1/4% 8/15/2020                                               529,120            343
               Springfield Public Building Corp. Leasehold Revenue:
        125M     Capital Improvement 5.6% 6/1/2014                                            130,022             84
        230M     Jordan Valley 5.85% 6/1/2014                                                 242,264            157
               St. Louis Municipal Finance Corp. Leasehold Revenue:
        250M     Carnahan Courthouse Series "A"  5% 2/15/2012*                                260,528            169
        125M     City Justice Center Series "A"  5 3/4% 2/15/2010*                            131,845             85
      1,000M     Recreational Sales Tax 5% 2/15/2032 (when-issued)                          1,029,180            667
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,670,490          3,674
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,777,088)                             97.2%        15,007,356          9,724
Other Assets, Less Liabilities                                                 2.8            426,031            276
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $15,433,387        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $1,600M        $29,366
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $997.65           $4.71
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.08           $4.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $994.06           $8.16
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.61           $8.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        33.6%
Education                                            20.6%
Transportation                                       15.2%
General Obligations                                  13.9%
Utilities                                             8.3%
Health Care                                           6.8%
Housing                                               1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.2%
               Education--20.5%
               New Jersey Educational Facilities Auth. Revenue:
     $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                          $2,251,034           $402
      2,245M     Drew University Series "D" 5% 7/1/2025                                     2,345,531            419
      1,500M     Kean University Series "D" 5% 7/1/2025                                     1,569,630            280
      1,000M   Montclair State Univ. Series "A" 5% 7/1/2023                                 1,044,140            187
      1,020M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                 Cntl. Facs. University Plaza Proj. Series "A"
                 5 5/8% 7/1/2013                                                            1,068,593            191
      1,000M   University of Medicine & Dentistry of New Jersey
                 Series "A" 5 3/8% 12/1/2016                                                1,060,720            190
      2,000M   University of Puerto Rico Auth. Rev. 5 3/4% 6/1/2010*                        2,104,000            376
---------------------------------------------------------------------------------------------------------------------
                                                                                           11,443,648          2,045
---------------------------------------------------------------------------------------------------------------------
               General Obligations--13.8%
      1,750M   Atlantic City Board of Education 6.1% 12/1/2015                              1,996,663            356
      3,000M   Jackson Twp. Sch. Dist. 5% 6/15/2024                                         3,140,880            561
      1,000M   Jersey City General Improvements 5% 9/1/2023                                 1,044,490            186
      1,500M   Jersey City Series "B" 5% 9/1/2019                                           1,557,000            278
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,739,033          1,381
---------------------------------------------------------------------------------------------------------------------
               Health Care--6.7%
               New Jersey State Health Care Facs. Fing. Authority:
      1,500M     General Hospital Center at Passaic 6% 7/1/2014                             1,640,730            293
      1,000M     Meridian Health System Oblig. Group
                 5 5/8% 7/1/2014                                                            1,041,960            186
      1,000M     Riverview Medical Center 6 1/4%  7/1/2011                                  1,084,880            193
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,767,570            672
---------------------------------------------------------------------------------------------------------------------
               Housing--1.7%
        895M   New Jersey State Hsg. & Mtg. Fing. Agency
                 Regency Park Project 6.05% 11/1/2017                                         930,657            166
---------------------------------------------------------------------------------------------------------------------
               Transportation--15.0%
      1,000M   Burlington County Bridge Commission
                 5 1/4% 8/15/2012*                                                          1,057,700            189
      1,000M   Delaware River & Bay Authority 5 1/2% 1/1/2010*                              1,046,920            187
      1,000M   Delaware River Port Auth. PA & NJ Rev.
                 5 3/4% 1/1/2022                                                            1,041,300            186
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Transportation (continued)
     $1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                 6.2% 1/1/2010                                                             $1,036,650           $185
      2,000M   New Jersey State Turnpike Auth. Rev.
                 5% 1/1/2035                                                                2,033,180            363
      2,100M   Port Authority of New York & New Jersey 125th Series
                 5% 10/15/2018                                                              2,200,296            392
---------------------------------------------------------------------------------------------------------------------
                                                                                            8,416,046          1,502
---------------------------------------------------------------------------------------------------------------------
               Utilities--8.2%
      1,000M   Bergen County Utilities Auth. Rev.
                 5% 12/15/2031                                                              1,037,630            185
      1,150M   Evesham Municipal Utilities Auth. Rev.
                 5% 7/1/2018                                                                1,193,113            213
      1,250M   Passaic Valley Sewer Comm. Series "E"
                 5 5/8% 12/1/2018                                                           1,308,337            234
      1,000M   Puerto Rico Electric Pwr. Auth. Series "HH"
                 5 1/4% 7/1/2010*                                                           1,048,380            187
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,587,460            819
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--33.3%
      2,900M   Atlantic County Impt. Auth. Lux. Tax
                   (Convention Ctr.) 7.4% 7/1/2016                                          3,411,589            609
      2,000M   Cape May County Bridge Commission
                 5% 6/1/2032                                                                2,065,820            369
      1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                 6.8% 3/1/2021                                                              2,067,897            369
               Casino Reinvestment Dev. Auth. Hotel Room
                 Fee Revenue:
      1,000M     5 1/4% 6/1/2021                                                            1,060,310            189
      1,000M     5% 1/1/2025                                                                1,040,620            186
      1,500M   Cumberland County Impt. Auth. Rev.
                 5 1/8% 1/01/2025                                                           1,575,300            281
      1,000M   Essex County Impt. Auth. Lease Rev.
                 (Correctional Facs. Proj.) 5 1/2% 10/1/2010*                               1,048,490            187
               Hudson County Impt. Auth. Lease Revenue:
      2,000M     5% 4/1/2027 (when-issued)+                                                 2,079,500            371
      1,000M     5% 4/1/2035                                                                1,032,300            184
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
NEW JERSEY INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue (continued)
     $2,000M   New Jersey Economic Dev. Auth.
                 (Liberty State Park Proj.) 5% 3/1/2027                                    $2,069,280           $370
      1,155M   Puerto Rico Municipal Finance Agency
                 5 1/4% 8/1/2020                                                            1,211,999            216
---------------------------------------------------------------------------------------------------------------------
                                                                                           18,663,105          3,331
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $53,780,489)                             99.2%        55,547,519          9,916
Other Assets, Less Liabilities                                                  .8            469,439             84
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $56,016,958        $10,000
=====================================================================================================================

                                                                                                          Unrealized
                                                                        Expiration           Notional   Appreciation
Interest Rate Swaps                                                           Date             Amount  (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $1,500M       $ 27,531
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                    9/12/2027             2,000M        (40,699)
---------------------------------------------------------------------------------------------------------------------
                                                                                              $3,500M       $(13,168)
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

+ Security valued at fair value (see Note 1A).

See notes to financial statements

Fund Expenses
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $997.12           $4.90
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,019.88           $4.96
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $994.24           $8.36
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.41           $8.45
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            30.7%
General Obligations                                  20.8%
Transportation                                       19.6%
Utilities                                            14.3%
Other Revenue                                         8.6%
Health Care                                           0.8%
Housing                                               0.8%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.2%
               Education--31.9%
               New York State Dormitory Authority Revenue:
                 Barnard College:
     $1,000M       5% 7/1/2024 (when-issued)                                               $1,049,720            $67
      2,000M       5% 7/1/2025 (when-issued)                                                2,087,920            133
                 City University:
      3,955M       5 3/4% 7/1/2013                                                          4,218,482            268
      3,000M       6% 7/1/2020                                                              3,492,360            222
      2,350M     Colgate University 6% 7/1/2021                                             2,723,767            173
                 New York University:
      1,610M       6% 7/1/2018                                                              1,856,845            118
      2,205M       5% 7/1/2022                                                              2,291,921            146
      3,500M       5% 7/1/2025 (when-issued)                                                3,668,245            233
                 NYSARC Insured Series "A":
      1,425M       5 1/4% 7/1/2018                                                          1,507,906             96
      6,100M       5% 7/1/2026                                                              6,348,453            404
      3,000M     Peekskill City School District 5% 10/1/2026                                3,116,760            198
      2,715M     Rochester Institute of Technology 5 1/4% 7/1/2018                          2,850,831            181
                 School Districts Financing Program:
      3,450M       Series "A" 5 1/4% 4/1/2022                                               3,671,663            233
      1,000M       Series "C" 5 1/4% 4/1/2021                                               1,050,770             67
                 Special Act School Districts Program:
      1,375M       6% 7/1/2012                                                              1,440,849             92
      1,460M       6% 7/1/2013                                                              1,532,796             97
      4,340M     St. John's University 5% 7/1/2025                                          4,530,786            288
      1,000M     State Dormitory Facilities Series "A"
                     5% 7/1/2023                                                            1,043,390             66
      1,500M     State University Educ. Facs. 5 1/4% 5/15/2021                              1,630,935            104
---------------------------------------------------------------------------------------------------------------------
                                                                                           50,114,399          3,186
---------------------------------------------------------------------------------------------------------------------
               General Obligations--21.5%
               Buffalo:
                 School District Series "B":
      1,130M       5 3/8% 11/15/2016                                                        1,200,885             76
      2,360M       5 3/8% 11/15/2017                                                        2,508,043            160
      2,620M       5 3/8% 11/15/2019                                                        2,771,410            176
      1,000M     School District Series "D" 5 1/2% 12/15/2015                               1,060,920             68
      1,000M   Central Square Central School Dist.  5% 5/15/2017                            1,049,270             67
      1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                       1,076,290             68
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               General Obligations (continued)
               New York City:
                 Series "E":
     $4,570M       5 3/4% 5/15/2010*                                                       $4,845,114           $308
      2,000M       5 3/4% 8/1/2018                                                          2,154,420            137
      2,500M     Series "F" 5 1/4% 8/1/2014                                                 2,627,250            167
      1,795M     Series "G" 5 3/4% 8/1/2018                                                 1,933,592            123
      1,540M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                             1,873,025            119
      1,395M   North Syracuse Central School Dist. Series "A"
                 5% 6/15/2018                                                               1,450,005             92
      1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                               1,049,540             67
      1,775M   Webster Central School District 5% 6/15/2019                                 1,858,638            118
               Yonkers Series "A":
      1,900M     5 3/4% 10/1/2010*                                                          2,026,198            129
      1,345M     5 1/8% 7/1/2016                                                            1,409,103             90
      1,410M     5 1/4% 7/1/2017                                                            1,485,082             94
      1,480M     5 1/4% 7/1/2018                                                            1,555,406             99
---------------------------------------------------------------------------------------------------------------------
                                                                                           33,934,191          2,158
---------------------------------------------------------------------------------------------------------------------
               Health Care--.8%
      1,320M   New York State Dormitory Auth. Rev.
                 United Cerebral Palsy 5 1/8% 7/1/2021                                      1,386,198             88
---------------------------------------------------------------------------------------------------------------------
               Housing--.8%
      1,250M   New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                            1,263,325             80
---------------------------------------------------------------------------------------------------------------------
               Transportation--20.3%
               Metropolitan Transit Authority of New York:
                 Transit Authority Revenue:
                 Series "A":
      2,500M       5% 11/15/2020                                                            2,603,525            166
      2,500M       5% 11/15/2024 (when-issued)                                              2,617,250            166
      3,000M       4 3/4% 11/15/2030                                                        3,037,020            193
      5,000M       Series "B" 5 1/4% 11/15/2022                                             5,293,000            336
      2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                    2,852,721            181
      7,500M   New York State Thruway Auth. Gen. Rev.
                 Series "E" 4 3/4% 1/1/2030                                                 7,589,475            483
      1,500M   New York State Thruway Auth. Hwy. & Bridge
                 Series "A" 6% 4/1/2010*                                                    1,596,885            102
      6,000M   Triborough Bridge & Tunnel Auth.
                 Series "Y" 6% 1/1/2012                                                     6,340,740            403
---------------------------------------------------------------------------------------------------------------------
                                                                                           31,930,616          2,030
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Utilities--14.9%
               Long Island Power Auth. Elec. Sys. Revenue:
     $1,700M     5% 12/1/2023                                                              $1,773,134           $113
      5,000M     5% 12/1/2024                                                               5,207,650            331
      2,750M   New York City Muni. Water Fin. Auth. Rev.
                 6% 6/15/2021                                                               3,230,068            205
      7,000M   Puerto Rico Electric Power Auth. Rev.
                 5 3/8% 7/1/2012*                                                           7,508,550            478
      5,000M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                  5,661,350            360
---------------------------------------------------------------------------------------------------------------------
                                                                                           23,380,752          1,487
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--9.0%
      1,500M   Nassau County Interim Fin. Auth.
                 5 3/4% 11/15/2010*                                                         1,589,460            101
      4,000M   New York City Edl. Constr. Fd. 5% 4/1/2031                                   4,162,440            264
      2,185M   New York City Transitional Fin. Auth.
                 5 1/4% 8/1/2020                                                            2,290,798            146
        765M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                 7 3/8% 7/1/2016                                                              869,667             55
      5,000M   New York State Urban Dev. Corp. 5% 3/15/2030                                 5,170,600            329
---------------------------------------------------------------------------------------------------------------------
                                                                                           14,082,965            895
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $150,625,888)                                        156,092,446          9,924
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--4.5%
               Adjustable Rate Notes**
     $1,100M   New York City Transitional Fin. Auth.
                 (Future Tax) 3.85%                                                        $1,100,000            $70
      2,200M   New York City Transitional Fin. Auth.
                 (NYC Recovery) 3.85%                                                       2,200,000            140
      3,600M   New York City Municipal Water Fin. Auth.
                 Rev. 3.9%                                                                  3,600,000            229
        100M   Puerto Rico Commonwealth Govt. Dev.
                 Bank 3.57%                                                                   100,000              6
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $7,000,000)                                                                         7,000,000            445
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $157,625,888)                    103.7%        163,092,446         10,369
Excess of Liabilities Over Other Assets                                      (3.7)         (5,805,952)          (369)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%       $157,286,494        $10,000
=====================================================================================================================

                                                                                                          Unrealized
                                                                        Expiration           Notional   Appreciation
Interest Rate Swaps                                                           Date             Amount  (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017           $10,300M       $189,046
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                    9/12/2027             4,000M        (81,399)
---------------------------------------------------------------------------------------------------------------------
                                                                                             $14,300M       $107,647
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at June 30, 2007.

See notes to financial statements

Fund Expenses
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $999.36           $3.72
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,021.07           $3.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.70           $7.17
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,017.60           $7.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Certificates of Participation                        40.0%
Utilities                                            35.0%
Education                                             9.3%
Transportation                                        8.1%
General Obligations                                   4.5%
Health Care                                           1.6%
Other Revenue                                         1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.3%
               Certificates of Participation--39.8%
       $400M   Carteret County 5 5/8% 6/1/2020                                               $420,988           $160
      1,000M   Franklin County Public Facs. Proj. 5% 9/1/2027                               1,031,280            393
               Harnett County:
        500M     5 1/2% 12/1/2010*                                                            529,810            202
        500M     5 1/8% 12/1/2023                                                             524,290            200
      1,000M   Lincoln County Middle School Proj. 5% 6/1/2022                               1,045,270            398
      1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                               1,333,237            508
      1,110M   North Carolina Wildlife Resources Series "A"
                 5 1/4% 6/1/2019                                                            1,174,513            448
      1,000M   Onslow County 5% 6/1/2024                                                    1,031,870            393
               Pitt County:
        250M     5 1/4% 4/1/2010*                                                             260,988             99
      1,000M     4 3/4% 4/1/2027                                                            1,003,030            382
      1,000M   Sampson County School Improvements
                 5% 6/1/2023                                                                1,043,630            398
      1,000M   Wilkes County 5% 6/1/2031                                                    1,033,350            394
---------------------------------------------------------------------------------------------------------------------
                                                                                           10,432,256          3,975
---------------------------------------------------------------------------------------------------------------------
               Education--9.2%
      1,000M   Appalachian State University 5% 7/15/2025                                    1,040,880            397
        230M   Iredell County Public Facs. School Projs.
                 6% 6/1/2010*                                                                 245,258             93
        500M   North Carolina Capital Facs. Fin. Agy.
                 (Meredith College) 5 1/8% 6/1/2014                                           519,135            198
        575M   University North Carolina Sys. Pool Rev.
                 5 3/8% 4/1/2021                                                              608,931            232
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,414,204            920
---------------------------------------------------------------------------------------------------------------------
               General Obligations--4.5%
        500M   Brunswick County 5 3/4% 5/1/2010*                                              532,735            203
        400M   Johnston County 5% 6/1/2018                                                    418,204            159
        220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                       224,666             86
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,175,605            448
---------------------------------------------------------------------------------------------------------------------
               Health Care--1.6%
        400M   North Carolina Medical Care Community Hosp. Rev.
                 Northeast Med. Ctr. 5 3/8% 11/1/2016                                         418,020            159
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
NORTH CAROLINA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Transportation--8.0%
     $1,000M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                           $1,056,200           $403
               Piedmont Triad Airport Authority Revenue:
        500M     5 1/2% 7/1/2009*                                                             520,575            198
        500M     5 1/4% 7/1/2016                                                              522,720            199
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,099,495            800
---------------------------------------------------------------------------------------------------------------------
               Utilities--34.7%
      1,000M   Asheville Water Sys. Rev. 5% 8/1/2025                                        1,041,050            397
        500M   Broad River Water Auth. Water Sys. Rev.
                 5 3/4% 6/1/2010*                                                             529,770            202
      1,080M   Brunswick County Enterprise Sys. Rev.
                 5 1/4% 4/1/2022                                                            1,142,640            435
        250M   Gastonia Combined Utilities Sys. Rev.
                 5 5/8% 5/1/2010*                                                             263,715            100
               Greenville Combined Enterprise Sys. Revenue:
        250M     5 1/2% 9/1/2017                                                              258,685             99
        250M     5 1/2% 9/1/2018                                                              258,563             98
      1,000M   High Point Enterprise Sys. Rev. 5% 11/1/2024                                 1,039,050            396
      1,000M   Mooresville Enterprise Sys. Rev. 5% 5/1/2025                                 1,036,160            395
      1,000M   North Carolina Municipal Pwr. Agy. Rev.
                 (Catawba Elec.) 5 1/4% 1/1/2018                                            1,052,990            401
        400M   Puerto Rico Electric Pwr. Auth. Rev.
                 5 1/4% 7/1/2012*                                                             426,815            163
      1,000M   Shelby Enterprise Sys. Rev. 5% 5/1/2022                                      1,033,780            394
      1,000M   Union County Enterprise Sys. Rev. 5% 6/1/2029                                1,030,870            393
---------------------------------------------------------------------------------------------------------------------
                                                                                            9,114,088          3,473
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--1.5%
       $250M   Cumberland County Finance Corp.
                 Installment Pmt. Rev.
                 (Detention Ctr. & Mental Hlth.)
                 5 5/8% 6/1/2017                                                             $260,158            $99
        140M   Fayetteville Finance Corp. Inst.
                 Municipal Bldg. Prog. 5.7% 2/1/2010                                          141,519             54
---------------------------------------------------------------------------------------------------------------------
                                                                                              401,677            153
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,607,122)                             99.3%        26,055,345          9,928
Other Assets, Less Liabilities                                                  .7            187,801             72
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $26,243,146        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                     7/15/2017           $1,300M        $23,860
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.78           $3.72
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.07         $3.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.23           $7.17
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,017.60           $7.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  61.1%
Education                                            18.7%
Other Revenue                                         7.2%
Utilities                                             6.5%
Transportation                                        4.3%
Health Care                                           2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.3%
               Education--18.6%
     $1,200M   Cincinnati State Tech. & Cmnty. College
                 Gen. Receipts 5 1/4% 10/1/2020                                            $1,271,820           $538
      1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts
                 5% 12/1/2022                                                               1,034,260            437
      1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                  1,058,670            447
      1,000M   University Dayton Higher Education Facility
                 5% 12/1/2030                                                               1,037,960            439
---------------------------------------------------------------------------------------------------------------------
                                                                                            4,402,710          1,861
---------------------------------------------------------------------------------------------------------------------
               General Obligations--60.6%
      1,000M   Adams County Valley Local School District
                 7% 12/1/2015                                                               1,132,100            478
      1,000M   Akron-Summit County Public Library
                 5% 12/1/2018                                                               1,037,310            438
        500M   Avon Local School District 6 1/2% 12/1/2015                                    581,485            246
      1,000M   Beaver Creek Local School District
                 6.6% 12/1/2015                                                             1,136,850            480
      1,250M   Canal Winchester Local School District
                 4 3/4% 12/1/2024                                                           1,267,713            536
      1,000M   Central Solid Waste Auth. 5% 12/1/2022                                       1,036,890            438
      1,000M   Cleveland Municipal School District
                 5 1/4% 12/1/2023                                                           1,056,810            447
      1,000M   Dublin City School Dist. Fac. Construction
                 & Improvement 5% 12/1/2021                                                 1,038,790            439
      1,000M   Fairfield County 5% 12/1/2025                                                1,036,950            438
        655M   Jefferson County Jail Construction
                 5 3/4% 12/1/2019                                                             746,903            316
      1,000M   Licking County Joint Voc. School District
                 5% 12/1/2020                                                               1,034,870            437
      1,300M   Lorain 5 1/2% 12/1/2018                                                      1,392,599            589
        460M   Oakwood City School District 5% 12/1/2020                                      479,150            202
        145M   Shaker Heights City School District
                 7.1% 12/15/2010                                                              152,830             65
        500M   Wyoming City School District 5% 12/1/2022                                      521,940            221
        650M   Youngstown 6% 12/1/2010*                                                       699,023            295
---------------------------------------------------------------------------------------------------------------------
                                                                                           14,352,213          6,065
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
OHIO INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Health Care--2.2%
       $500M   Lorain County Hosp. Rev. (Catholic Healthcare
                 Partners) 5 1/2% 9/1/2011                                                   $511,150           $216
---------------------------------------------------------------------------------------------------------------------
               Transportation--4.3%
      1,000M   Butler County Trans. Impt. 4 3/4% 12/1/2026                                  1,008,130            426
---------------------------------------------------------------------------------------------------------------------
               Utilities--6.4%
        500M   Mahoning Valley Sanitary District Water Rev.
                 5 3/4% 11/15/2018                                                            524,400            222
      1,000M   Ohio State Water Dev. Auth. 4.8% 1/1/2034                                    1,003,290            424
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,527,690            646
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--7.2%
               Hamilton County Sales Tax Revenue:
        400M     5 3/4% 12/1/2010*                                                            423,500            179
        200M     5 3/4% 12/1/2013                                                             211,488             89
      1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                1,067,220            451
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,702,208            719
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,816,273)                             99.3%        23,504,101          9,933
Other Assets, Less Liabilities                                                  .7            157,870             67
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $23,661,971        $10,000
=====================================================================================================================

                                                                                                          Unrealized
                                                                        Expiration           Notional   Appreciation
Interest Rate Swaps                                                           Date             Amount  (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $1,200M       $ 22,025
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 4.392% with Citibank, N.A.                                    9/12/2027             1,000M        (20,350)
---------------------------------------------------------------------------------------------------------------------
                                                                                              $2,200M         $1,675
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00        $996.84         $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.33         $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $993.26         $7.91
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.86         $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  57.4%
Utilities                                            14.8%
Education                                            10.5%
Certificates of Participation                         7.6%
Other Revenue                                         4.9%
Transportation                                        4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--98.9%
               Certificates of Participation--7.5%
               Oregon State Dept. of Administrative Services:
       $500M     5 1/4% 5/1/2017                                                             $525,790           $152
      1,000M     5% 5/1/2021                                                                1,042,650            301
      1,000M     5% 11/1/2030                                                               1,035,730            300
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,604,170            753
---------------------------------------------------------------------------------------------------------------------
               Education--10.4%
        200M   Chemeketa Community College District
                 6.4% 7/1/2009                                                                200,236             58
      1,250M   Oregon Health Sciences Univ. Rev.
                 5 1/4% 7/1/2022                                                            1,310,613            378
               Oregon State Facs. Authority Revenue:
      1,000M     College in Student Housing Proj. 5% 7/1/2035                               1,027,160            297
      1,000M     Williamette Univ. Proj. 5 1/8% 10/1/2025                                   1,051,700            304
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,589,709          1,037
---------------------------------------------------------------------------------------------------------------------
               General Obligations--57.0%
               Clackamas Community College District:
      1,290M     5% 5/1/2023                                                                1,346,966            389
      1,000M     5% 5/1/2024                                                                1,044,160            302
      1,000M   Columbia Gorge Community College
                 5% 6/15/2023                                                               1,038,480            300
      1,000M   Deschutes Cnty. Admin. Sch. Dist #1,
                 4 3/4% 6/15/2024                                                           1,018,230            294
      1,055M   Gresham 5 3/8% 6/1/2017                                                      1,122,372            324
        635M   Jefferson County School District #509J
                 5 1/4% 6/15/2019                                                             668,820            193
        245M   La Grande 5 5/8% 6/1/2011                                                      246,864             71
        400M   Linn County School District #55,
                 5 1/2% 6/15/2011*                                                            422,280            122
      1,000M   Marion & Clackamas Cnty. Sch Dist. #4J
                 4 3/4% 6/15/2024                                                           1,010,870            292
      1,000M   Multnomah County Sch. Dist. #7 (Reynolds)
                 5% 6/1/2035                                                                1,017,790            294
      1,000M   Oregon State Board Of Higher Education
                 Series "A" 5% 8/1/2029                                                     1,039,670            300
      1,000M   Oregon State Local Govts. 5% 12/1/2023                                       1,041,850            302
        760M   Polk Marion & Benton Counties School
                 District #13J 5 5/8% 6/15/2010*                                              795,682            230
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               General Obligations (continued)
     $1,170M   Rogue Community College District
                 5% 6/15/2024                                                              $1,215,817           $352
               Southwestern Community College District:
        600M     6.05% 6/1/2010*                                                              634,746            184
      1,000M     5% 6/1/2030                                                                1,039,660            301
      1,765M   Tillamook & Yamhill Counties School
                 District #101, 5% 6/15/2025                                                1,830,517            529
        400M   Umatilla County School District #16R
                   (Pendleton) 5 1/4% 7/1/2014                                                429,716            124
        600M   Washington and Clackamas Counties School
                 District #23 (Tigard) 5 1/4% 6/1/2016                                        650,556            188
      1,000M   Washington County 5% 6/1/2024                                                1,045,270            302
      1,000M   Yamhill County School Dist #40, 5% 6/15/2023                                 1,047,880            303
---------------------------------------------------------------------------------------------------------------------
                                                                                           19,708,196          5,696
---------------------------------------------------------------------------------------------------------------------
               Transportation--4.5%
      1,000M   Oregon State Department Trans. Hwy. User Tax Rev.
                 5% 11/15/2028                                                              1,038,570            300
        500M   Portland Airport Way Urban Renewal & Redev.
                 6% 6/15/2010*                                                                533,105            154
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,571,675            454
---------------------------------------------------------------------------------------------------------------------
               Utilities--14.6%
        440M   Columbia River Peoples Utility District Elec. Sys.
                 5.55% 12/1/2010*                                                             462,638            134
        600M   Eugene Water Utility System 5.8% 8/1/2010*                                     632,328            183
        250M   Marion County Solid Waste & Electric Rev.
                 5 3/8% 10/1/2008                                                             250,353             72
               Portland Sewer System Revenue:
        300M     Series "A" 5 1/4% 6/1/2020                                                   316,311             91
      2,000M     Series "B" 5% 6/15/2027                                                    2,078,880            601
      1,000M   Sunrise Water Authority Water Rev.
                 5 1/4% 3/1/2024                                                            1,057,390            306
        250M   Washington County Unified Sewer Agy.
                 5 3/4% 10/1/2012                                                             270,845             78
---------------------------------------------------------------------------------------------------------------------
                                                                                            5,068,745          1,465
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
OREGON INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--4.9%
       $500M   Oregon State Administrative Services Lottery
                 5 3/4% 4/1/2009*                                                            $520,305           $150
               Portland Urban Renewal & Redevelopment:
        405M     Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                424,274            123
        700M     South Parks Blocks Series "A" 5 3/4% 6/15/2017                               739,921            214
---------------------------------------------------------------------------------------------------------------------
                                                                                            1,684,500            487
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,793,119)                                          34,226,995          9,892
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
        100M   Puerto Rico Commonwealth Govt. Dev. Bank
                 Adjustable Rate Note 3.57%**
                 (cost $100,000)                                                              100,000             29
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $33,893,119)                       99.2%        34,326,995          9,921
Other Assets, Less Liabilities                                                  .8            273,655             79
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $34,600,650        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017             $2,500M       $45,885
=====================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at June 30, 2007.

See notes to financial statements

Fund Expenses
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $999.07           $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.33           $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $995.52           $7.92
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.86           $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  40.7%
Utilities                                            23.7%
Other Revenue                                        16.7%
Transportation                                        7.2%
Health Care                                           5.9%
Education                                             5.8%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--99.2%
               Education--5.7%
     $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                 6 1/8% 12/15/2010*                                                        $1,069,040           $241
      1,410M   Pennsylvania State Higher Educ. Facs.
                 Auth. Hlth. Svcs. 5 1/2% 6/15/2014                                         1,470,545            331
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,539,585            572
---------------------------------------------------------------------------------------------------------------------
               General Obligations--40.4%
      1,000M   Abington School District 5% 10/1/2024                                        1,045,430            236
      1,000M   Bedford County 5% 9/1/2028                                                   1,038,600            234
      1,000M   Bensalem Twp. 5% 6/1/2026                                                    1,041,530            235
      1,000M   Bensalem Twp. School Dist. 5 1/4% 6/15/2025                                  1,068,670            241
      1,500M   Bentworth School District 5% 3/15/2028                                       1,563,240            352
      2,500M   Catasauqua Area School District 5% 2/15/2026                                 2,597,350            585
      1,000M   Chambersburg School District 5% 3/1/2024                                     1,029,190            232
      1,190M   Jim Thorpe School District 5% 3/15/2027                                      1,232,174            278
      1,065M   Mifflin County 5 1/2% 9/1/2020                                               1,120,540            253
               Owen J. Roberts School District:
      1,365M     5 1/2% 8/15/2016                                                           1,460,687            329
      1,000M     5% 5/15/2023                                                               1,042,090            235
               Pennsbury School District:
        100M     5 1/2% 7/15/2012*                                                            106,488             24
      1,000M     5% 8/1/2025                                                                1,034,870            233
        385M   Philadelphia 6% 11/15/2014                                                     385,685             87
      1,085M   Pittsburgh 5 1/2% 9/1/2014                                                   1,137,037            256
      1,000M   Radnor Twp. School District 5% 2/15/2032
                 (when-issued)                                                              1,027,330            231
---------------------------------------------------------------------------------------------------------------------
                                                                                           17,930,911          4,041
---------------------------------------------------------------------------------------------------------------------
               Health Care--5.9%
      1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp.
                 Med. Ctr.) 5.7% 10/1/2014                                                  1,060,760            239
        510M   Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                 5 1/2% 5/15/2013                                                             517,823            116
      1,000M   Pennsylvania State Higher Educ. Facs.
                 Auth. Hlth. Svcs. 5.7% 11/15/2011 +                                        1,041,750            235
---------------------------------------------------------------------------------------------------------------------
                                                                                            2,620,333            590
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Transportation--7.1%
     $1,620M   Allegheny County Port. Auth. Spl. Rev.
                 5 1/4% 3/1/2020                                                           $1,693,710           $382
      1,375M   Pennsylvania State Turnpike Comm. Tpk. Rev.
                 5 1/4% 12/1/2022                                                           1,459,727            329
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,153,437            711
---------------------------------------------------------------------------------------------------------------------
               Utilities--23.5%
      1,000M   Allegheny Cnty. Sanitation Auth. Swr. Rev.
                 5% 12/01/2024 (when-issued)                                                1,046,080            236
      1,325M   Bucks County Water & Sewer Auth. Rev.
                 5 3/8% 6/1/2019                                                            1,401,134            316
      1,000M   Delaware Cnty. Regl. Wtr. Quality Cntl.
                 Auth. Swr. Rev. 5% 5/1/2025                                                1,033,780            233
      1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                   1,054,000            238
      1,000M   New Castle Sanitation Auth. Swr. 5% 6/1/2024                                 1,020,530            230
      1,025M   Northampton Bucks Cnty. Mun. Auth.
                 Wtr. & Swr. Rev. 5% 12/1/2027                                              1,067,097            240
      2,500M   Pittsburgh Water & Sewer Auth. Rev.
                 6 1/2% 9/1/2013                                                            2,769,475            624
      1,000M   Westmoreland Cnty. Mun. Auth. Wtr. Rev.
                 5% 8/15/2029                                                               1,039,260            234
---------------------------------------------------------------------------------------------------------------------
                                                                                           10,431,356          2,351
---------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
PENNSYLVANIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--16.6%
     $1,000M   Penn. State Tpk. Oil Franchise Tax Rev.
                 Series "A" 5% 12/1/2024                                                   $1,032,010           $232
               Philadelphia Auth. Indl. Dev. Lease Revenue:
      1,000M     5 1/2% 10/1/2014                                                           1,067,550            241
      1,000M     5 1/2% 10/1/2016                                                           1,065,940            240
      1,000M   Philadelphia Housing Auth. Rev. Bonds
                 Series "A" 5 1/2% 12/1/2019                                                1,074,250            242
               Philadelphia Redev. Neighborhood Transformation
                 Series "A":
      1,000M     5 1/2% 4/15/2016                                                           1,063,240            240
      1,000M     5 1/2% 4/15/2019                                                           1,059,230            239
      1,000M   Washington County Indl. Dev. Auth.
                 (West Penn Pwr. Co.) 6.05% 4/1/2014                                        1,001,960            226
---------------------------------------------------------------------------------------------------------------------
                                                                                            7,364,180          1,660
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $42,835,917)                             99.2%        44,039,802          9,925
Other Assets, Less Liabilities                                                  .8            326,795             75
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $44,366,597        $10,000
=====================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

+ Payments of principal and interest is being made by Municipal Bond
  Investors Assurance Insurance Corporation, the provider of the credit support (see Note 1A).

See notes to financial statements


Fund Expenses
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
		                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $998.04           $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,020.33           $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $994.47           $7.91
Hypothetical
  (5% annual return before expenses)             $1,000.00    $1,016.86           $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        35.0%
Utilities                                            25.5%
General Obligations                                  20.7%
Health Care                                          10.2%
Transportation                                        5.3%
Certificates of Participation                         3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.

Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--96.9%
               Certificates of Participation--3.2%
     $1,000M   Prince Williams County 5% 9/1/2022                                          $1,042,460           $320
---------------------------------------------------------------------------------------------------------------------
               General Obligations--20.1%
      1,000M   Hampton 5 3/4% 2/1/2010*                                                     1,062,680            326
      1,065M   Harrisonburg Public Safety & Steam Plant
                 Series "A" 5% 7/15/2020                                                    1,112,371            341
      1,175M   Manassas Park 5% 4/1/2025                                                    1,226,489            376
      1,000M   Portsmouth 5% 4/1/2027                                                       1,038,260            318
      1,000M   Richmond 5 1/2% 1/15/2017                                                    1,057,920            324
      1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                             1,060,770            325
---------------------------------------------------------------------------------------------------------------------
                                                                                            6,558,490          2,010
---------------------------------------------------------------------------------------------------------------------
               Health Care--9.9%
      1,000M   Harrisonburg IDA Rockingham Memorial Hosp.
                 5% 8/15/2031                                                               1,032,460            317
               Roanoke Industrial Development Authority:
      1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                            1,060,730            325
      1,000M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                               1,139,510            349
---------------------------------------------------------------------------------------------------------------------
                                                                                            3,232,700            991
---------------------------------------------------------------------------------------------------------------------
               Transportation--5.1%
      1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                        1,668,783            511
---------------------------------------------------------------------------------------------------------------------
               Utilities--24.7%
      1,025M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                   1,141,912            350
      1,220M   Newport News Water Rev. 4 3/4% 6/1/2025                                      1,240,203            380
      1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                          1,006,800            309
        500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                 5 1/8% 7/15/2018                                                             525,980            161
      1,000M   Richmond Public Util. Rev. 5% 1/15/2037                                      1,033,680            317
      1,000M   Rivanna Water & Sewer Auth. Rev.
                 5% 10/1/2023                                                               1,040,320            319
      1,000M   Spotsylvania County Water & Sewer Rev.
                 5% 6/1/2026                                                                1,041,010            319
      1,000M   Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                  1,040,730            319
---------------------------------------------------------------------------------------------------------------------
                                                                                            8,070,635          2,474
---------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
---------------------------------------------------------------------------------------------------------------------
               Other Revenue--33.9%
     $1,000M   Bedford County Econ. Dev. Auth. Lease Rev.
                 5 1/4% 5/1/2031                                                           $1,064,540           $326
      1,000M   Culpeper Indl. Dev. Auth. Pub. Fac. Lease Rev.
                 5% 1/1/2026                                                                1,032,770            317
        500M   Henrico County Econ. Dev. Auth.
                 (Regional Jail Proj.) 5 5/8% 11/1/2015                                       528,545            162
      1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                 5 1/8% 8/1/2012*                                                           1,059,810            325
      1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                 6% 1/15/2011*                                                              1,076,270            330
      1,000M   Northwestern Regional Jail Auth. Rev.
                 5% 7/1/2033                                                                1,037,310            318
      1,020M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                 5% 3/15/2026                                                               1,059,647            325
               Southwest Regional Jail Authority Revenue:
      1,000M     5 1/8% 9/1/2021                                                            1,045,250            320
      1,000M     5 1/8% 9/1/2022                                                            1,042,500            319
               Stafford County Indl. Dev. Authority Revenue:
      1,000M     5% 8/1/2026                                                                1,036,870            318
      1,000M     5 1/4% 8/1/2031                                                            1,066,070            327
---------------------------------------------------------------------------------------------------------------------
                                                                                           11,049,582          3,387
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,909,728)                             96.9%        31,622,650          9,693
Other Assets, Less Liabilities                                                 3.1          1,002,051            307
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $32,624,701        $10,000
=====================================================================================================================

                                                                        Expiration           Notional     Unrealized
Interest Rate Swap                                                            Date             Amount   Appreciation
---------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.745% with Citibank, N.A.                                    7/15/2017            $1,300M        $23,860
=====================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          INSURED
                                                                       TAX EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                                     MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                  $13,541,821     $51,703,414    $640,619,132    $132,452,371
                                                                   ==============  ==============  ==============  ==============
  At value (Note 1A)                                                  $13,541,821     $51,781,863    $683,307,168    $133,416,089
Cash (overdraft)                                                            4,957         186,229        (238,460)        (19,936)
Receivables:
  Interest                                                                 75,046         673,302      11,236,506       1,376,225
  Investment securities sold                                                   --       1,061,268       6,331,480       3,563,960
  Shares sold                                                                  --           2,538         156,600         139,062
Unrealized gain on swap agreements                                             --              --              --         136,853
Other assets                                                                6,184           4,804         144,219          11,372
                                                                   --------------  --------------  --------------  --------------
Total Assets                                                           13,628,008      53,710,004     700,937,513     138,623,625
                                                                   --------------  --------------  --------------  --------------
Liabilities
Payables:
  Floating rate notes issued                                                   --       5,000,000      18,500,000              --
  Investment securities purchased                                              --       1,152,910      10,986,276       5,879,432
  Interest expense and fees                                                    --          81,473         338,244              --
  Dividends payable                                                           822          16,562         385,605          65,919
  Shares redeemed                                                           1,885          54,142         576,069         336,268
Unrealized loss on swap agreements                                             --              --         101,748              --
Accrued advisory fees                                                       1,842          18,454         292,716          57,284
Accrued shareholder servicing costs                                         2,321           2,514          33,244           7,325
Accrued expenses                                                           11,770          10,462          64,714           8,802
                                                                   --------------  --------------  --------------  --------------
Total Liabilities                                                          18,640       6,336,517      31,278,616       6,355,030
                                                                   --------------  --------------  --------------  --------------
Net Assets                                                            $13,609,368     $47,373,487    $669,658,897    $132,268,595
                                                                   ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                       $13,609,368     $48,035,485    $625,919,445    $131,106,443
Undistributed net investment income                                            --         112,834         587,675          16,776
Accumulated net realized gain (loss) on investments
  and swap agreements                                                          --       (853,281)         565,489          44,805
Net unrealized appreciation in value of investments
  and swap agreements                                                          --          78,449      42,586,288       1,100,571
                                                                   --------------  --------------  --------------  --------------
Total                                                                 $13,609,368     $47,373,487    $669,658,897    $132,268,595
                                                                   ==============  ==============  ==============  ==============
Net Assets:
  Class A                                                             $13,607,807     $41,850,464    $667,492,517    $119,877,027
  Class B                                                                  $1,561      $5,523,023      $2,166,380     $12,391,568
Shares of beneficial interest outstanding (Note 2):
  Class A                                                              13,607,807       6,705,456      69,344,950       7,969,822
  Class B                                                                   1,561         883,140         225,563         823,592

Net asset value and redemption price per share - Class A                   $1.00+           $6.24           $9.63          $15.04
                                                                   ==============  ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                    N/A           $6.62          $10.22          $15.96
                                                                   ==============  ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                  $1.00           $6.25           $9.60          $15.05
                                                                   ==============  ==============  ==============  ==============





Statements of Assets and Liabilities (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  SINGLE STATE INSURED TAX EXEMPT FUND
                                                                   --------------------------------------------------------------
                                                                          ARIZONA      CALIFORNIA       COLORADO      CONNECTICUT
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                  $15,885,818     $25,950,965      $9,055,608     $36,688,016
                                                                   ==============  ==============  ==============  ==============
  At value (Note 1A)                                                  $16,228,331     $26,947,413      $9,322,693     $37,243,393
Cash (overdraft)                                                           (3,299)         23,983          94,069           3,754
Receivables:
  Interest                                                                279,671         345,586          49,870         591,984
  Investment securities sold                                                   --       3,357,797              --              --
  Shares sold                                                               9,686          19,372           8,230          16,920
Unrealized gain on swap agreements                                             --          33,037              --          18,354
Other assets                                                                1,553           3,234             804           3,424
                                                                   --------------  --------------  --------------  --------------
Total Assets                                                           16,515,942      30,730,422       9,475,666      37,877,829
                                                                   --------------  --------------  --------------  --------------
Liabilities
Payables:
  Floating rate notes issued                                                   --              --              --              --
  Investment securities purchased                                              --       3,066,085         257,970              --
  Interest expense and fees                                                    --              --              --              --
  Dividends payable                                                        13,030          32,055           7,185          27,598
  Shares redeemed                                                           3,369              --           7,400           6,748
Unrealized loss on swap agreements                                             --              --              --              --
Accrued advisory fees                                                       3,306           8,373           1,541          10,609
Accrued shareholder servicing costs                                           897           1,037             581           1,744
Accrued expenses                                                            8,517           8,689           7,582           7,332
                                                                   --------------  --------------  --------------  --------------
Total Liabilities                                                          29,119       3,116,239         282,259          54,031
                                                                   --------------  --------------  --------------  --------------
Net Assets                                                            $16,486,823     $27,614,183      $9,193,407     $37,823,798
                                                                   ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                       $16,071,422     $26,540,742      $8,904,940     $37,181,027
Undistributed net investment income                                         4,418          34,251           5,178          22,836
Accumulated net realized gain (loss) on investments
  and swap agreements                                                      68,470           9,705          16,204          46,204
Net unrealized appreciation in value of investments
  and swap agreements                                                     342,513       1,029,485         267,085         573,731
                                                                   --------------  --------------  --------------  --------------
Total                                                                 $16,486,823     $27,614,183      $9,193,407     $37,823,798
                                                                   ==============  ==============  ==============  ==============
Net Assets:
  Class A                                                             $14,827,120     $26,149,347      $8,480,674     $35,048,422
  Class B                                                              $1,659,703      $1,464,836        $712,733      $2,775,376
Shares of beneficial interest outstanding (Note 2):
  Class A                                                               1,140,067       2,195,952         645,564       2,710,151
  Class B                                                                 127,578         122,936          54,216         215,005

Net asset value and redemption price per share - Class A                   $13.01          $11.91          $13.14          $12.93
                                                                   ==============  ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                 $13.80          $12.64          $13.94          $13.72
                                                                   ==============  ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                 $13.01          $11.92          $13.15          $12.91
                                                                   ==============  ==============  ==============  ==============

* On purchases of $100,000 or more, the sales charge is reduced

+ Also maximum offering price per share

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   SINGLE STATE INSURED TAX EXEMPT FUND
                                                                   --------------------------------------------------------------
                                                                          FLORIDA         GEORGIA        MARYLAND   MASSACHUSETTS
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                  $26,890,576     $10,966,128     $21,398,297     $25,489,975
                                                                   ==============  ==============  ==============  ==============
  At value (Note 1A)                                                  $27,826,843     $11,218,561     $21,772,685     $26,055,755
Cash (overdraft)                                                          185,818          14,062          49,601        (314,998)
Receivables:
  Interest                                                                397,552         146,886         441,490         286,729
  Investment securities sold                                                   --              --              --              --
  Shares sold                                                               1,009             400           3,387          71,938
Unrealized gain on swap agreements                                             --           9,177              --              --
Other assets                                                                2,808           1,060           2,252           2,917
                                                                   --------------  --------------  --------------  --------------
Total Assets                                                           28,414,030      11,390,146      22,269,415      26,102,341
                                                                   --------------  --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                              --              --              --              --
  Dividends payable                                                        35,971          14,876          19,923          13,827
  Shares redeemed                                                          62,032           1,000              --          13,000
Unrealized loss on swap agreements                                          1,996              --              --          20,349
Accrued advisory fees                                                       7,365           1,369           6,569           4,611
Accrued shareholder servicing costs                                         1,167             515           1,275           1,302
Accrued expenses                                                            3,950           5,274           8,505          16,225
                                                                   --------------  --------------  --------------  --------------
Total Liabilities                                                         112,481          23,034          36,272          69,314
                                                                   --------------  --------------  --------------  --------------
Net Assets                                                            $28,301,549     $11,367,112     $22,233,143     $26,033,027
                                                                   ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                       $27,289,392     $11,045,256     $21,616,015     $25,248,945
Undistributed net investment income                                        18,554           3,888          43,320          28,857
Accumulated net realized gain (loss) on investments
  and swap agreements                                                      59,332          56,358         199,420         209,794
Net unrealized appreciation in value of investments
  and swap agreements                                                     934,271         261,610         374,388         545,431
                                                                   --------------  --------------  --------------  --------------
Total                                                                 $28,301,549     $11,367,112     $22,233,143     $26,033,027
                                                                   ==============  ==============  ==============  ==============
Net Assets:
  Class A                                                             $26,294,426     $10,331,972     $19,106,232     $24,103,028
  Class B                                                              $2,007,123      $1,035,140      $3,126,911      $1,929,999
Shares of beneficial interest outstanding (Note 2):
  Class A                                                               2,023,651         778,462       1,435,715       2,096,247
  Class B                                                                 154,398          77,985         234,821         167,719

Net asset value and redemption price per share - Class A                   $12.99          $13.27          $13.31          $11.50
                                                                   ==============  ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                 $13.78          $14.08          $14.12          $12.20
                                                                   ==============  ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                 $13.00          $13.27          $13.32          $11.51
                                                                   ==============  ==============  ==============  ==============





Statements of Assets and Liabilities (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007
------------------------------------------------------------------------------------------------------------------------
                                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                                         -----------------------------------------------
                                                                                MICHIGAN       MINNESOTA        MISSOURI
------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                         $30,173,202     $17,254,036     $14,777,088
                                                                          ==============  ==============  ==============
  At value (Note 1A)                                                         $31,356,605     $17,555,883     $15,007,356
Cash (overdraft)                                                                 205,491          31,159          58,260
Receivables:
  Interest                                                                       332,865         266,387         188,183
  Investment securities sold                                                          --       2,094,261       1,703,215
  Shares sold                                                                    127,301          15,588              71
Unrealized gain on swap agreements                                                55,062              --          29,366
Other assets                                                                       3,497           1,958           1,432
                                                                          --------------  --------------  --------------
Total Assets                                                                  32,080,821      19,965,236      16,987,883
                                                                          --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                              1,430,162       3,352,951       1,524,450
  Dividends payable                                                               26,655           4,463          20,363
  Shares redeemed                                                                210,361              --              --
Unrealized loss on swap agreements                                                    --          20,350              --
Accrued advisory fees                                                              9,780           3,061           2,096
Accrued shareholder servicing costs                                                1,542             771             572
Accrued expenses                                                                  14,637           6,123           7,015
                                                                          --------------  --------------  --------------
Total Liabilities                                                              1,693,137       3,387,719       1,554,496
                                                                          --------------  --------------  --------------
Net Assets                                                                   $30,387,684     $16,577,517     $15,433,387
                                                                          ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                              $29,166,891     $16,351,701     $15,172,458
Undistributed net investment income                                               18,055           4,825           6,586
Accumulated net realized gain (loss) on investments
  and swap agreements                                                            (35,727)        (60,506)         (5,291)
Net unrealized appreciation in value of investments
  and swap agreements                                                          1,238,465         281,497         259,634
                                                                          --------------  --------------  --------------
Total                                                                        $30,387,684     $16,577,517     $15,433,387
                                                                          ==============  ==============  ==============
Net Assets:
  Class A                                                                    $28,462,292     $16,010,690     $13,402,883
  Class B                                                                     $1,925,392        $566,827      $2,030,504
Shares of beneficial interest outstanding (Note 2):
  Class A                                                                      2,385,844       1,383,175       1,000,714
  Class B                                                                        161,580          48,913         151,531

Net asset value and redemption price per share - Class A                          $11.93          $11.58          $13.39
                                                                          ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                        $12.66          $12.29          $14.21
                                                                          ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                        $11.92          $11.59          $13.40
                                                                          ==============  ==============  ==============
* On purchases of $100,000 or more, the sales charge is reduced

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   SINGLE STATE INSURED TAX EXEMPT FUND
                                                                   --------------------------------------------------------------
                                                                       NEW JERSEY        NEW YORK  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                  $53,780,489    $157,625,888     $25,607,122     $22,816,273
                                                                   ==============  ==============  ==============  ==============
  At value (Note 1A)                                                  $55,547,519    $163,092,446     $26,055,345     $23,504,101
Cash (overdraft)                                                         (204,650)        466,558         (62,687)          9,060
Receivables:
  Interest                                                                912,515       2,379,347         264,946         183,159
  Investment securities sold                                            5,115,172       5,544,306              --              --
  Shares sold                                                              64,639          87,243             519             631
Unrealized gain on swap agreements                                             --         107,647          23,860           1,675
Other assets                                                                5,719          24,954           2,272           2,713
                                                                   --------------  --------------  --------------  --------------
Total Assets                                                           61,440,914     171,702,501      26,284,255      23,701,339
                                                                   --------------  --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                       5,220,773      13,565,096              --              --
  Dividends payable                                                        36,560         130,233          17,322          19,026
  Shares redeemed                                                         111,739         612,746          10,253           2,000
Unrealized loss on swap agreements                                         13,168              --              --              --
Accrued advisory fees                                                      21,470          68,918           4,290           5,603
Accrued shareholder servicing costs                                         2,471           7,465           1,368           1,336
Accrued expenses                                                           17,775          31,549           7,876          11,403
                                                                   --------------  --------------  --------------  --------------
Total Liabilities                                                       5,423,956      14,416,007          41,109          39,368
                                                                   --------------  --------------  --------------  --------------
Net Assets                                                            $56,016,958    $157,286,494     $26,243,146     $23,661,971
                                                                   ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                       $53,933,518    $151,516,138     $25,708,617     $22,819,285
Undistributed net investment income                                        59,526          40,745          21,508           7,178
Accumulated net realized gain on investments
  and swap agreements                                                     270,052         155,406          40,938         146,005
Net unrealized appreciation in value of investments
  and swap agreements                                                   1,753,862       5,574,205         472,083         689,503
                                                                   --------------  --------------  --------------  --------------
Total                                                                 $56,016,958    $157,286,494     $26,243,146     $23,661,971
                                                                   ==============  ==============  ==============  ==============
Net Assets:
  Class A                                                             $51,624,791    $151,871,151     $22,646,499     $21,257,946
  Class B                                                              $4,392,167      $5,415,343      $3,596,647      $2,404,025
Shares of beneficial interest outstanding (Note 2):
  Class A                                                               4,111,700      10,829,873       1,741,229       1,745,243
  Class B                                                                 350,077         386,607         276,715         197,177

Net asset value and redemption price per share - Class A                   $12.56          $14.02          $13.01          $12.18
                                                                   ==============  ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                 $13.33          $14.88          $13.80          $12.92
                                                                   ==============  ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                 $12.55          $14.01          $13.00          $12.19
                                                                   ==============  ==============  ==============  ==============





Statements of Assets and Liabilities (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------
                                                                            SINGLE STATE INSURED TAX EXEMPT FUND
                                                                         ----------------------------------------------
                                                                                 OREGON    PENNSYLVANIA        VIRGINIA
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                        $33,893,119     $42,835,917     $30,909,728
                                                                         ==============  ==============  ==============
  At value (Note 1A)                                                        $34,326,995     $44,039,802     $31,622,650
Cash (overdraft)                                                                112,869          (9,655)        477,056
Receivables:
  Interest                                                                      273,436         477,633         532,987
  Investment securities sold                                                         --       3,138,466              --
  Shares sold                                                                   110,935          13,238          28,529
Unrealized gain on swap agreements                                               45,885              --          23,860
Other assets                                                                      2,881           4,103           3,002
                                                                         --------------  --------------  --------------
Total Assets                                                                 34,873,001      47,663,587      32,688,084
                                                                         --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                                    --       3,124,629              --
  Dividends payable                                                              21,710          49,651          37,692
  Shares redeemed                                                               226,831          94,078             793
Unrealized loss on swap agreements                                                   --              --              --
Accrued advisory fees                                                             9,539          19,210          13,232
Accrued shareholder servicing costs                                               2,064           2,132           1,629
Accrued expenses                                                                 12,207           7,290          10,037
                                                                         --------------  --------------  --------------
Total Liabilities                                                               272,351       3,296,990          63,383
                                                                         --------------  --------------  --------------
Net Assets                                                                  $34,600,650     $44,366,597     $32,624,701
                                                                         ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                             $34,112,240     $43,024,763     $31,649,996
Undistributed net investment income                                               7,530          26,400           7,296
Accumulated net realized gain on investments
  and swap agreements                                                             1,119         111,549         230,627
Net unrealized appreciation in value of investments
  and swap agreements                                                           479,761       1,203,885         736,782
                                                                         --------------  --------------  --------------
Total                                                                       $34,600,650     $44,366,597     $32,624,701
                                                                         ==============  ==============  ==============
Net Assets:
  Class A                                                                   $32,442,126     $41,938,343     $31,137,939
  Class B                                                                    $2,158,524      $2,428,254      $1,486,762
Shares of beneficial interest outstanding (Note 2):
  Class A                                                                     2,551,274       3,329,227       2,452,283
  Class B                                                                       170,077         192,622         117,382

Net asset value and redemption price per share - Class A                         $12.72          $12.60          $12.70
                                                                         ==============  ==============  ==============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                                       $13.50          $13.37          $13.47
                                                                         ==============  ==============  ==============
Net asset value and offering price per share - Class B
  (Note 2)                                                                       $12.69          $12.61          $12.67
                                                                         ==============  ==============  ==============
* On purchases of $100,000 or  more, the sales charge is reduced

See notes to financial statements



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
------------------------------------------------------------------------------------------------------------------
                                                                         INSURED
                                                      TAX EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                    MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                         $260,593      $1,148,850     $18,405,961      $2,905,932
                                                  --------------  --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                           35,895         148,777       2,046,160         393,189
  Distribution plan expenses - Class A                        --          65,330       1,029,274         176,902
  Distribution plan expenses - Class B                         6          30,195          11,484          65,642
  Interest expense and fees                                   --          97,263         507,738              --
  Shareholder servicing costs                             14,635          18,685         255,932          52,119
  Professional fees                                        8,199           6,739          40,321          12,265
  Registration fees                                       12,918          14,954           6,707          18,614
  Custodian fees                                           2,801           2,709          17,729           7,474
  Reports to shareholders                                  2,589           1,906          27,954           4,919
  Trustees' fees                                             363           1,193          16,560           3,020
  Other expenses                                           3,649          11,393          93,017          23,463
                                                  --------------  --------------  --------------  --------------
Total expenses                                            81,055         399,144       4,052,876         757,607
Less: Expenses waived                                    (23,312)        (43,447)       (152,923)        (49,808)
  Expenses paid indirectly                                  (290)         (1,678)         (8,910)         (6,624)
                                                  --------------  --------------  --------------  --------------
Net expenses                                              57,453         354,019       3,891,043         701,175
                                                  --------------  --------------  --------------  --------------
Net investment income                                    203,140         794,831      14,514,918       2,204,757
                                                  --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain (loss) on investments and swap
  agreements                                                  --         (20,785)        564,303          44,767
Net unrealized depreciation of investments
  and swap agreements                                         --        (738,769)    (16,999,954)     (3,013,257)
                                                  --------------  --------------  --------------  --------------
Net loss on investments and swap agreements                   --        (759,554)    (16,435,651)     (2,968,490)
                                                  --------------  --------------  --------------  --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                       $203,140         $35,277     ($1,920,733)      ($763,733)
                                                  ==============  ==============  ==============  ==============





Statements of Operations (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------------
                                                                 SINGLE STATE INSURED TAX EXEMPT FUND
                                                   -------------------------------------------------------------
                                                         ARIZONA      CALIFORNIA       COLORADO      CONNECTICUT
----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                         $395,351        $666,748        $210,614        $903,127
                                                  --------------  --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                           49,786          84,252          27,296         115,862
  Distribution plan expenses - Class A                    22,236          39,579          12,588          53,392
  Distribution plan expenses - Class B                     8,857           8,489           3,534          15,128
  Interest expense and fees                                   --              --              --              --
  Shareholder servicing costs                              5,951           7,770           3,542          11,767
  Professional fees                                        5,505           4,299           2,599           6,728
  Registration fees                                        2,432           2,256             810           2,595
  Custodian fees                                           1,827           2,109           1,196           2,641
  Reports to shareholders                                    416             503             289             145
  Trustees' fees                                             393             463             214             843
  Other expenses                                           5,423           6,367           5,341           9,847
                                                  --------------  --------------  --------------  --------------
Total expenses                                           102,826         156,087          57,409         218,948
Less: Expenses waived                                    (39,702)        (28,563)        (23,690)        (31,753)
  Expenses paid indirectly                                (1,331)         (2,221)           (770)         (2,796)
                                                  --------------  --------------  --------------  --------------
Net expenses                                              61,793         125,303          32,949         184,399
                                                  --------------  --------------  --------------  --------------
Net investment income                                    333,558         541,445         177,665         718,728
                                                  --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain (loss) on investments and swap
  agreements                                              68,468           8,862          10,804          46,204
Net unrealized depreciation of investments
  and swap agreements                                   (387,108)       (605,525)       (197,416)       (804,637)
                                                  --------------  --------------  --------------  --------------
Net loss on investments and swap agreements             (318,640)       (596,663)       (186,612)       (758,433)
                                                  --------------  --------------  --------------  --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                        $14,918        ($55,218)        ($8,947)       ($39,705)
                                                  ==============  ==============  ==============  ==============

See notes to financial statements



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
------------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                  ----------------------------------------------------------------
                                                         FLORIDA         GEORGIA        MARYLAND   MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                         $699,308        $282,644        $557,256        $618,632
                                                  --------------  --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                           89,265          35,684          69,932          78,358
  Distribution plan expenses - Class A                    41,416          16,245          29,763          35,984
  Distribution plan expenses - Class B                    10,719           5,325          17,343          10,648
  Shareholder servicing costs                              8,693           2,977           7,885           8,614
  Professional fees                                        7,975           4,118           5,333           5,632
  Registration fees                                          842             888           2,079           3,342
  Custodian fees                                           2,311           1,389           2,042           2,115
  Reports to shareholders                                    656              66             553             567
  Trustees' fees                                             715             283             286             583
  Other expenses                                           6,605           5,465           7,841           5,817
                                                  --------------  --------------  --------------  --------------
Total expenses                                           169,197          72,440         143,057         151,660
Less: Expenses waived                                    (26,956)        (27,536)        (42,911)        (44,042)
  Expenses paid indirectly                                  (819)         (1,323)           (570)         (2,219)
                                                  --------------  --------------  --------------  --------------
Net expenses                                             141,422          43,581          99,576         105,399
                                                  --------------  --------------  --------------  --------------
Net investment income                                    557,886         239,063         457,680         513,233
                                                  --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain (loss) on investments and swap
  agreements                                              59,332          92,174         199,420         207,877
Net unrealized depreciation of investments
  and swap agreements                                   (721,882)       (329,359)       (699,987)       (766,553)
                                                  --------------  --------------  --------------  --------------
Net loss on investments and swap agreements             (662,550)       (237,185)       (500,567)       (558,676)
                                                  --------------  --------------  --------------  --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                      ($104,664)         $1,878        $(42,887)       $(45,443)
                                                  ==============  ==============  ==============  ==============





Statements of Operations (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
------------------------------------------------------------------------------------------------
                                                       SINGLE STATE INSURED TAX EXEMPT FUND
                                                  ----------------------------------------------
                                                        MICHIGAN       MINNESOTA        MISSOURI
------------------------------------------------------------------------------------------------
Investment Income
Interest income                                         $739,231        $386,421        $367,096
                                                  --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                           91,856          50,405          48,496
  Distribution plan expenses - Class A                    42,919          24,316          20,676
  Distribution plan expenses - Class B                    10,030           2,956          11,906
  Shareholder servicing costs                             10,577           5,428           3,482
  Professional fees                                        9,081           3,547           3,168
  Registration fees                                          820           1,381           1,179
  Custodian fees                                           2,035           1,522           1,411
  Reports to shareholders                                  1,020             476             352
  Trustees' fees                                             720             400             392
  Other expenses                                           6,414           7,443           7,554
                                                  --------------  --------------  --------------
Total expenses                                           175,472          97,874          98,616
Less: Expenses waived                                    (29,218)        (37,932)        (34,775)
  Expenses paid indirectly                                (1,460)         (1,589)         (1,338)
                                                  --------------  --------------  --------------
Net expenses                                             144,794          58,353          62,503
                                                  --------------  --------------  --------------
Net investment income                                    594,437         328,068         304,593
                                                  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain (loss) on investments and swap
  agreements                                             (35,727)        (16,752)            323
Net unrealized depreciation of investments
  and swap agreements                                   (646,049)       (370,660)       (331,798)
                                                  --------------  --------------  --------------
Net loss on investments and swap agreements             (681,776)       (387,412)       (331,475)
                                                  --------------  --------------  --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                       $(87,339)       $(59,344)       $(26,882)
                                                  ==============  ==============  ==============

See notes to financial statements



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------------------------
                                                        NEW JERSEY        NEW YORK  NORTH CAROLINA            OHIO
--------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                         $1,412,981      $3,858,170        $605,042        $575,025
                                                    --------------  --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                            176,952         484,775          78,228          72,969
  Distribution plan expenses - Class A                      81,510         233,853          33,262          32,605
  Distribution plan expenses - Class B                      23,221          28,450          19,505          12,932
  Shareholder servicing costs                               18,855          54,668           8,331           8,944
  Professional fees                                         12,044          17,580           4,383           2,806
  Registration fees                                            856             962             875             822
  Custodian fees                                             3,656           5,856           1,846           2,025
  Reports to shareholders                                    2,170           6,855           1,113             319
  Trustees' fees                                             1,322           3,862             692             581
  Other expenses                                            13,693          25,395           8,157           5,678
                                                    --------------  --------------  --------------  --------------
Total expenses                                             334,279         862,256         156,392         139,681
Less: Expenses waived                                      (35,643)        (40,398)        (43,011)        (37,511)
  Expenses paid indirectly                                  (2,146)         (6,904)         (1,950)         (1,898)
                                                    --------------  --------------  --------------  --------------
Net expenses                                               296,490         814,954         111,431         100,272
                                                    --------------  --------------  --------------  --------------
Net investment income                                    1,116,491       3,043,216         493,611         474,753
                                                    --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain on investments and swap agreements       270,052         798,150          40,938         145,652
Net unrealized depreciation of investments
  and swap agreements                                   (1,539,500)     (4,197,824)       (554,559)       (648,208)
                                                    --------------  --------------  --------------  --------------
Net loss on investments and swap agreements             (1,269,448)     (3,399,674)       (513,621)       (502,556)
                                                    --------------  --------------  --------------  --------------
Net Decrease in Net Assets Resulting
  from Operations                                        ($152,957)      ($356,458)       ($20,010)       ($27,803)
                                                    ==============  ==============  ==============  ==============





Statements of Operations (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2007
--------------------------------------------------------------------------------------------------
                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------
                                                            OREGON    PENNSYLVANIA        VIRGINIA
--------------------------------------------------------------------------------------------------
Investment Income
Interest income                                           $782,580      $1,090,892        $772,740
                                                    --------------  --------------  --------------
Expenses (Notes 1 and 5):
  Advisory fees                                            102,583         136,077          98,350
  Distribution plan expenses - Class A                      47,921          64,019          46,945
  Distribution plan expenses - Class B                      11,235          13,399           7,433
  Shareholder servicing costs                               13,911          14,598          11,213
  Professional fees                                          3,265           7,601           7,417
  Registration fees                                          1,800             999             856
  Custodian fees                                             2,517           2,860           2,226
  Reports to shareholders                                    1,498           1,694           1,291
  Trustees' fees                                               749           1,094             787
  Other expenses                                             9,046          10,115           9,346
                                                    --------------  --------------  --------------
Total expenses                                             194,525         252,456         185,864
Less: Expenses waived                                      (30,175)        (37,052)        (31,647)
  Expenses paid indirectly                                  (2,642)         (1,897)         (1,501)
                                                    --------------  --------------  --------------
Net expenses                                               161,708         213,507         152,716
                                                    --------------  --------------  --------------
Net investment income                                      620,872         877,385         620,024
                                                    --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4)
Net realized gain on investments and swap agreements         1,112         111,549         230,357
Net unrealized depreciation of investments
  and swap agreements                                     (742,425)     (1,030,562)       (920,297)
                                                    --------------  --------------  --------------
Net loss on investments and swap agreements               (741,313)       (919,013)       (689,940)
                                                    --------------  --------------  --------------
Net Decrease in Net Assets Resulting
  from Operations                                        ($120,441)       ($41,628)       ($69,916)
                                                    ==============  ==============  ==============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                                 TAX EXEMPT                INSURED INTERMEDIATE
                                                                MONEY MARKET                    TAX EXEMPT
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $203,140        $383,277        $794,831      $1,575,491
  Net realized gain (loss) on investments
    and swap agreements                                          --              --         (20,785)       (450,566)
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                           --              --        (738,769)        327,122
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                         203,140         383,277          35,277       1,452,047
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (203,124)       (383,250)       (709,607)     (1,406,991)
  Net investment income - Class B                               (16)            (27)        (75,793)       (174,548)
  Net realized gains  - Class A                                  --              --              --              --
  Net realized gains - Class B                                   --              --              --              --
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (203,140)       (383,277)       (785,400)     (1,581,539)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                             6,127,664      18,720,635         768,369       5,821,901
    Reinvestment of distributions                           198,915         376,333         592,589       1,153,306
    Cost of shares redeemed                              (8,571,413)    (16,650,838)     (4,188,909)    (10,655,683)
                                                     --------------  --------------  --------------  --------------
                                                         (2,244,834)      2,446,130      (2,827,951)     (3,680,476)
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                    --           1,523          18,727         177,424
    Reinvestment of distributions                                16              26          59,269         128,495
    Cost of shares redeemed                                      --          (1,089)     (1,099,837)     (2,068,577)
                                                     --------------  --------------  --------------  --------------
                                                                 16             460      (1,021,841)     (1,762,658)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) from trust
    share transactions                                   (2,244,818)      2,446,590      (3,849,792)     (5,443,134)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets                  (2,244,818)      2,446,590      (4,599,915)     (5,572,626)

Net Assets
  Beginning of period                                    15,854,186      13,407,596      51,973,402      57,546,028
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $13,609,368     $15,854,186     $47,373,487     $51,973,402
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                $--             $--        $112,834        $103,403
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                  6,127,664      18,720,635         121,869         921,270
    Issued for distributions reinvested                     198,915         376,333          94,008         182,518
    Redeemed                                             (8,571,413)    (16,650,838)       (663,013)     (1,685,960)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                 (2,244,834)      2,446,130        (447,136)       (582,172)
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                         --           1,523           2,956          28,198
    Issued for distributions reinvested                          16              26           9,384          20,299
    Redeemed                                                     --          (1,089)       (174,007)       (326,879)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class B trust
      shares outstanding                                         16             460        (161,667)       (278,382)
                                                     ==============  ==============  ==============  ==============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                                INSURED                          INSURED
                                                               TAX EXEMPT                      TAX EXEMPT II
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                 $14,514,918     $30,042,365      $2,204,757      $4,116,644
  Net realized gain (loss) on investments
    and swap agreements                                     564,303       3,842,748          44,767       1,131,617
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                  (16,999,954)    (10,360,484)     (3,013,257)        459,535
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                      (1,920,733)     23,524,629        (763,733)      5,707,796
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                       (14,344,585)    (29,784,108)     (2,015,871)     (3,753,671)
  Net investment income - Class B                           (39,793)        (94,828)       (177,113)       (403,334)
  Net realized gains  - Class A                                  --      (3,828,934)             --      (1,010,448)
  Net realized gains - Class B                                   --         (13,646)             --        (121,131)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                   (14,384,378)    (33,721,516)     (2,192,984)     (5,288,584)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                             3,902,096       8,412,250      17,333,079      28,438,339
    Reinvestment of distributions                        11,079,123      26,455,340       1,531,696       3,618,080
    Cost of shares redeemed                             (35,554,832)    (80,204,207)    (11,550,102)    (18,945,496)
                                                     --------------  --------------  --------------  --------------
                                                        (20,573,613)    (45,336,617)      7,314,673      13,110,923
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                15,200          28,566         385,617         498,456
    Reinvestment of distributions                            25,909          74,687         129,547         382,409
    Cost of shares redeemed                                (324,388)       (636,680)     (1,619,309)     (3,228,632)
                                                     --------------  --------------  --------------  --------------
                                                           (283,279)       (533,427)     (1,104,145)     (2,347,767)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) from trust
    share transactions                                  (20,856,892)    (45,870,044)      6,210,528      10,763,156
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets                 (37,162,003)    (56,066,931)      3,253,811      11,182,368

Net Assets
  Beginning of period                                   706,820,900     762,887,831     129,014,784     117,832,416
                                                     --------------  --------------  --------------  --------------
  End of period+                                       $669,658,897    $706,820,900    $132,268,595    $129,014,784
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of           $587,675        $457,135         $16,776          $5,003
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                    400,240         849,207       1,133,173       1,854,548
    Issued for distributions reinvested                   1,134,370       2,674,934         100,367         235,800
    Redeemed                                             (3,636,839)     (8,107,612)       (757,237)     (1,234,885)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                 (2,102,229)     (4,583,471)        476,303         855,463
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                      1,552           2,889          25,220          32,515
    Issued for distributions reinvested                       2,659           7,568           8,484          24,931
    Redeemed                                                (33,048)        (64,218)       (106,094)       (211,426)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class B trust
      shares outstanding                                    (28,837)        (53,761)        (72,390)       (153,980)
                                                     ==============  ==============  ==============  ==============
See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------
                                                                   ARIZONA                      CALIFORNIA
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $333,558        $678,526        $541,445      $1,091,800
  Net realized gain on investments
    and swap agreements                                      68,468         102,907           8,862         129,508
  Net unrealized depreciation of investments
    and swap agreements                                    (387,108)       (155,351)       (605,525)       (102,187)
                                                     --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting
from operations                                              14,918         626,082         (55,218)      1,119,121
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (305,906)       (605,388)       (517,420)     (1,000,214)
  Net investment income - Class B                           (30,040)        (67,897)        (27,165)        (70,406)
  Net realized gains - Class A                                   --         (91,180)             --        (120,869)
  Net realized gains - Class B                                   --         (11,725)             --          (8,634)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (335,946)       (776,190)       (544,585)     (1,200,123)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                               926,551       2,529,056       2,152,823       4,853,841
    Reinvestment of distributions                           220,420         487,365         310,203         682,615
    Cost of shares redeemed                                (765,742)     (3,239,538)     (2,340,802)     (5,400,899)
                                                     --------------  --------------  --------------  --------------
                                                            381,229        (223,117)        122,224         135,557
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                50,114          69,566           3,536         545,051
    Reinvestment of distributions                            12,712          33,084          12,343          36,285
    Cost of shares redeemed                                (258,709)       (428,177)       (415,254)     (1,252,248)
                                                     --------------  --------------  --------------  --------------
                                                           (195,883)       (325,527)       (399,375)       (670,912)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) from trust
    share transactions                                      185,346        (548,644)       (277,151)       (535,355)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets                    (135,682)       (698,752)       (876,954)       (616,357)

Net Assets
  Beginning of period                                    16,622,505      17,321,257      28,491,137      29,107,494
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $16,486,823     $16,622,505     $27,614,183     $28,491,137
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of             $4,418          $6,806         $34,251         $37,391
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                     70,132         190,167         177,618         398,719
    Issued for distributions reinvested                      16,742          36,705          25,704          56,166
    Redeemed                                                (58,107)       (244,066)       (193,114)       (445,727)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                     28,767         (17,194)         10,208           9,158
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                      3,794           5,254             292          44,689
    Issued for distributions reinvested                         965           2,492           1,022           2,982
    Redeemed                                                (19,638)        (32,419)        (34,388)       (102,372)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class B trust
      shares outstanding                                    (14,879)        (24,673)        (33,074)        (54,701)
                                                     ==============  ==============  ==============  ==============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                     --------------------------------------------------------------
                                                                  COLORADO                     CONNECTICUT
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $177,665        $396,248        $718,728      $1,429,975
  Net realized gain on investments
    and swap agreements                                      10,804          84,880          46,204         131,844
  Net unrealized depreciation of investments
    and swap agreements                                    (197,416)       (121,246)       (804,637)       (133,515)
                                                     --------------  --------------  --------------  --------------
Net increase (decrease) in net assets resulting
from operations                                              (8,947)        359,882         (39,705)      1,428,304
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (171,328)       (360,646)       (656,824)     (1,329,516)
  Net investment income - Class B                           (11,865)        (28,484)        (45,024)       (108,601)
  Net realized gains - Class A                                   --         (69,224)             --        (120,663)
  Net realized gains - Class B                                   --          (5,778)             --         (11,187)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (183,193)       (464,132)       (701,848)     (1,569,967)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                               302,614         607,271       2,426,944       4,200,196
    Reinvestment of distributions                           124,337         317,758         486,541       1,144,095
    Cost of shares redeemed                                (255,131)     (2,018,766)     (2,885,772)     (3,702,760)
                                                     --------------  --------------  --------------  --------------
                                                            171,820      (1,093,737)         27,713       1,641,531
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                64,911          32,043          71,381          48,552
    Reinvestment of distributions                             7,928          23,112          28,427          73,912
    Cost of shares redeemed                                 (52,308)       (371,235)       (567,776)       (917,566)
                                                     --------------  --------------  --------------  --------------
                                                             20,531        (316,080)       (467,968)       (795,102)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) from trust
    share transactions                                      192,351      (1,409,817)       (440,255)        846,429
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets                         211      (1,514,067)     (1,181,808)        704,766

Net Assets
  Beginning of period                                     9,193,196      10,707,263      39,005,606      38,300,840
                                                     --------------  --------------  --------------  --------------
  End of period+                                         $9,193,407      $9,193,196     $37,823,798     $39,005,606
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of             $5,178         $10,706         $22,836          $5,956
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                     22,819          45,054         185,206         319,374
    Issued for distributions reinvested                       9,344          23,618          37,150          86,910
    Redeemed                                                (19,145)       (150,310)       (219,949)       (280,581)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                     13,018         (81,638)          2,407         125,703
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                      4,851           2,374           5,471           3,687
    Issued for distributions reinvested                         596           1,718           2,174           5,624
    Redeemed                                                 (3,915)        (27,605)        (43,276)        (69,983)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class B trust
      shares outstanding                                      1,532         (23,513)        (35,631)        (60,672)
                                                     ==============  ==============  ==============  ==============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------
                                                                   FLORIDA                         GEORGIA
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $557,886      $1,175,920        $239,063        $486,124
  Net realized gain on investments
    and swap agreements                                      59,332          74,058          92,174          64,769
  Net unrealized depreciation of investments
    and swap agreements                                    (721,882)       (256,787)       (329,359)        (72,962)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                        (104,664)        993,191           1,878         477,931
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (514,467)     (1,125,416)       (223,758)       (451,394)
  Net investment income - Class B                           (32,282)        (71,320)        (18,171)        (40,256)
  Net realized gains - Class A                                   --         (68,881)             --              --
  Net realized gains - Class B                                   --          (5,189)             --              --
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (546,749)     (1,270,806)       (241,929)       (491,650)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                               569,644       1,602,422         482,199       1,165,858
    Reinvestment of distributions                           299,816         721,962         134,264         268,312
    Cost of shares redeemed                              (3,456,546)     (3,954,061)     (1,018,740)     (2,034,272)
                                                     --------------  --------------  --------------  --------------
                                                         (2,587,086)     (1,629,677)       (402,277)       (600,102)
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                    --             686              --             200
    Reinvestment of distributions                            17,887          33,150          10,271          22,133
    Cost of shares redeemed                                (182,962)       (350,705)        (65,108)       (198,302)
                                                     --------------  --------------  --------------  --------------
                                                           (165,075)       (316,869)        (54,837)       (175,969)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                 (2,752,161)     (1,946,546)       (457,114)       (776,071)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                (3,403,574)     (2,224,161)       (697,165)       (789,790)

Net Assets
  Beginning of period                                    31,705,123      33,929,284      12,064,277      12,854,067
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $28,301,549     $31,705,123     $11,367,112     $12,064,277
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of            $18,554          $7,417          $3,888          $6,754
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed

  Class A:
    Sold                                                     43,368         120,619          35,683          86,224
    Issued for distributions reinvested                      22,746          54,298           9,984          19,906
    Redeemed                                               (261,360)       (297,176)        (76,165)       (151,361)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                   (195,246)       (122,259)        (30,498)        (45,231)
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                         --              51              --              15
    Issued for distributions reinvested                       1,357           2,492             764           1,643
    Redeemed                                                (13,962)        (26,460)         (4,823)        (14,678)
                                                     --------------  --------------  --------------  --------------
    Net decrease in Class B trust
      shares outstanding                                    (12,605)        (23,917)         (4,059)        (13,020)
                                                     ==============  ==============  ==============  ==============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                     --------------------------------------------------------------
                                                                  MARYLAND                     MASSACHUSETTS
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $457,680        $985,973        $513,233      $1,016,351
  Net realized gain on investments
    and swap agreements                                     199,420         308,349         207,877         120,512
  Net unrealized depreciation of investments
    and swap agreements                                    (699,987)       (395,186)       (766,553)       (260,176)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                         (42,887)        899,136         (45,443)        876,687
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (381,600)       (868,977)       (484,905)       (925,805)
  Net investment income - Class B                           (53,976)       (139,452)        (35,404)        (80,026)
  Net realized gains - Class A                                   --        (259,285)             --        (111,150)
  Net realized gains - Class B                                   --         (48,958)             --         (10,260)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (435,576)     (1,316,672)       (520,309)     (1,127,241)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                               642,831       1,348,012       1,471,345       3,326,720
    Reinvestment of distributions                           247,915         736,479         382,661         827,027
    Cost of shares redeemed                              (2,197,963)     (4,850,981)     (1,233,637)     (3,149,463)
                                                     --------------  --------------  --------------  --------------
                                                         (1,307,217)     (2,766,490)        620,369       1,004,284
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                               185,601          76,649          46,470         276,781
    Reinvestment of distributions                            36,923         135,548          31,197          81,088
    Cost of shares redeemed                                (958,238)     (1,071,962)       (320,431)       (891,984)
                                                     --------------  --------------  --------------  --------------
                                                           (735,714)       (859,765)       (242,764)       (534,115)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                 (2,042,931)     (3,626,255)        377,605         470,169
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                (2,521,394)     (4,043,791)       (188,147)        219,615

Net Assets
  Beginning of period                                    24,754,537      28,798,328      26,221,174      26,001,559
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $22,233,143     $24,754,537     $26,033,027     $26,221,174
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of            $43,320         $21,216         $28,857         $35,933
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed

  Class A:
    Sold                                                     47,517          98,356         126,244         283,681
    Issued for distributions reinvested                      18,382          53,861          32,861          70,331
    Redeemed                                               (162,698)       (353,335)       (105,795)       (268,055)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                    (96,799)       (201,118)         53,310          85,957
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                     13,659           5,555           3,980          23,418
    Issued for distributions reinvested                       2,736           9,911           2,676           6,890
    Redeemed                                                (70,847)        (78,136)        (27,522)        (75,907)
                                                     --------------  --------------  --------------  --------------
    Net decrease in Class B trust
      shares outstanding                                    (54,452)        (62,670)        (20,866)        (45,599)
                                                     ==============  ==============  ==============  ==============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------
                                                                 MICHIGAN                       MINNESOTA
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $594,437      $1,256,347        $328,068        $647,763
  Net realized gain (loss) on investments
    and swap agreements                                     (35,727)        201,674         (16,752)         55,794
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                     (646,049)       (322,994)       (370,660)        (51,012)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                         (87,339)      1,135,027         (59,344)        652,545
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (582,776)     (1,234,201)       (318,479)       (625,479)
  Net investment income - Class B                           (33,745)        (71,378)         (9,486)        (21,286)
  Net realized gains - Class A                                   --        (188,365)             --              --
  Net realized gains - Class B                                   --         (13,313)             --              --
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (616,521)     (1,507,257)       (327,965)       (646,765)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                             2,103,286       2,185,882       1,022,766       1,253,703
    Reinvestment of distributions                           388,942         971,472         263,378         472,006
    Cost of shares redeemed                              (2,388,258)     (6,117,007)       (868,270)     (1,184,423)
                                                     --------------  --------------  --------------  --------------
                                                            103,970      (2,959,653)        417,874         541,286
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                    --              --          10,350          22,995
    Reinvestment of distributions                            14,900          40,530           8,664          18,969
    Cost of shares redeemed                                 (86,330)       (212,738)        (54,527)       (145,043)
                                                     --------------  --------------  --------------  --------------
                                                            (71,430)       (172,208)        (35,513)       (103,079)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                     32,540      (3,131,861)        382,361         438,207
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                  (671,320)     (3,504,091)         (4,948)        443,987

Net Assets
  Beginning of period                                    31,059,004      34,563,095      16,582,465      16,138,478
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $30,387,684     $31,059,004     $16,577,517     $16,582,465
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of            $18,055         $40,139          $4,825          $4,722
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                    174,108         178,291          86,740         106,290
    Issued for distributions reinvested                      32,163          79,374          22,400          40,053
    Redeemed                                               (197,518)       (498,730)        (73,657)       (100,981)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                      8,753        (241,065)         35,483          45,362
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                         --              --             877           1,950
    Issued for distributions reinvested                       1,233           3,316             736           1,608
    Redeemed                                                 (7,184)        (17,361)         (4,609)        (12,270)
                                                     --------------  --------------  --------------  --------------
    Net decrease in Class B trust
      shares outstanding                                     (5,951)        (14,045)         (2,996)         (8,712)
                                                     ==============  ==============  ==============  ==============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                     --------------------------------------------------------------
                                                                MISSOURI                         NEW JERSEY
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $304,593        $586,423      $1,116,491      $2,376,264
  Net realized gain (loss) on investments
    and swap agreements                                         323          17,149         270,052         351,652
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                     (331,798)         70,828      (1,539,500)       (527,716)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                         (26,882)        674,400        (152,957)      2,200,200
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (263,018)       (500,882)     (1,029,879)     (2,206,105)
  Net investment income - Class B                           (36,876)        (95,206)        (71,359)       (150,225)
  Net realized gains - Class A                                   --              --              --        (315,513)
  Net realized gains - Class B                                   --              --              --         (27,199)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (299,894)       (596,088)     (1,101,238)     (2,699,042)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                               338,410       3,386,988       1,811,828       4,759,107
    Reinvestment of distributions                           138,097         248,287         749,515       1,873,930
    Cost of shares redeemed                                (747,310)       (872,041)     (6,493,307)    (10,624,814)
                                                     --------------  --------------  --------------  --------------
                                                           (270,803)      2,763,234      (3,931,964)     (3,991,777)
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                37,472         155,860          93,122         228,716
    Reinvestment of distributions                            25,895          71,020          52,645         133,361
    Cost of shares redeemed                                (606,621)       (692,864)       (584,111)     (1,167,089)
                                                     --------------  --------------  --------------  --------------
                                                           (543,254)       (465,984)       (438,344)       (805,012)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                   (814,057)      2,297,250      (4,370,308)     (4,796,789)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                (1,140,833)      2,375,562      (5,624,503)     (5,295,631)

Net Assets
  Beginning of period                                    16,574,220      14,198,658      61,641,461      66,937,092
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $15,433,387     $16,574,220     $56,016,958     $61,641,461
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of             $6,586          $1,887         $59,526         $44,273
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                     24,823         249,668         142,359         370,560
    Issued for distributions reinvested                      10,181          18,291          58,870         145,970
    Redeemed                                                (54,924)        (64,199)       (510,098)       (827,227)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                    (19,920)        203,760        (308,869)       (310,697)
                                                     ==============  ==============  ==============  ==============
  Class B:
    Sold                                                      2,744          11,381           7,285          17,778
    Issued for distributions reinvested                       1,907           5,228           4,138          10,399
    Redeemed                                                (44,748)        (50,723)        (45,872)        (91,200)
                                                     --------------  --------------  --------------  --------------
    Net decrease in Class B trust
      shares outstanding                                    (40,097)        (34,114)        (34,449)        (63,023)
                                                     ==============  ==============  ==============  ==============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------
                                                                  NEW YORK                     NORTH CAROLINA
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                  $3,043,216      $6,367,258        $493,611        $991,886
  Net realized gain on investments
    and swap agreements                                     798,150       1,095,634          40,938         155,666
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                   (4,197,824)     (1,644,656)       (554,559)       (101,719)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                        (356,458)      5,818,236         (20,010)      1,045,833
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                        (2,981,343)     (6,139,116)       (429,422)       (845,222)
  Net investment income - Class B                           (88,405)       (184,947)        (61,212)       (135,066)
  Net realized gains - Class A                                   --              --              --        (116,784)
  Net realized gains - Class B                                   --              --              --         (21,736)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                    (3,069,748)     (6,324,063)       (490,634)     (1,118,808)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                             7,125,183       9,471,599       1,617,213       2,547,135
    Reinvestment of distributions                         2,102,477       4,379,598         314,154         743,649
    Cost of shares redeemed                             (13,907,160)    (23,293,096)       (976,418)     (3,663,639)
                                                     --------------  --------------  --------------  --------------
                                                         (4,679,500)     (9,441,899)        954,949        (372,855)
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                               131,994         465,377          38,171         390,190
    Reinvestment of distributions                            66,878         147,743          51,886         131,808
    Cost of shares redeemed                                (511,860)     (1,685,362)       (534,542)       (970,307)
                                                     --------------  --------------  --------------  --------------
                                                           (312,988)     (1,072,242)       (444,485)       (448,309)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                 (4,992,488)    (10,514,141)        510,464        (821,164)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                (8,418,694)    (11,019,968)           (180)       (894,139)

Net Assets
  Beginning of period                                   165,705,188     176,725,156      26,243,326      27,137,465
                                                     --------------  --------------  --------------  --------------
  End of period+                                       $157,286,494    $165,705,188     $26,243,146     $26,243,326
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of            $40,745         $67,277         $21,508         $18,531
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
     Sold                                                   499,667         662,477         123,458         191,773
     Issued for distributions reinvested                    147,958         306,462          23,862          56,130
     Redeemed                                              (976,423)     (1,629,737)        (74,057)       (276,699)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in Class A trust
    shares outstanding                                     (328,798)       (660,798)         73,263         (28,796)
                                                     ==============  ==============  ==============  ==============

  Class B:
     Sold                                                     9,262          32,551           2,893          29,348
     Issued for distributions reinvested                      4,711          10,350           3,943           9,956
     Redeemed                                               (35,986)       (117,846)        (40,607)        (73,166)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in Class A trust
    shares outstanding                                      (22,013)        (74,945)        (33,771)        (33,862)
                                                     ==============  ==============  ==============  ==============






Statements of Changes in Net Assets (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                     --------------------------------------------------------------
                                                                  OHIO                            OREGON
                                                     ------------------------------  ------------------------------
                                                          1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                            6/30/07        12/31/06         6/30/07        12/31/06
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $474,753        $971,508        $620,872      $1,200,565
  Net realized gain on investments
    and swap agreements                                     145,652          84,399           1,112           9,843
  Net unrealized appreciation (depreciation)
    of investments and swap agreements                     (648,208)       (157,928)       (742,425)         82,086
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                         (27,803)        897,979        (120,441)      1,292,494
                                                     --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                          (435,810)       (868,293)       (598,548)     (1,124,920)
  Net investment income - Class B                           (42,578)       (106,195)        (34,057)        (73,175)
  Net realized gains - Class A                                   --         (44,895)             --          (9,130)
  Net realized gains - Class B                                   --          (6,051)             --            (706)
                                                     --------------  --------------  --------------  --------------
  Total distributions                                      (478,388)     (1,025,434)       (632,605)     (1,207,931)
                                                     --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                             1,024,486       2,132,978       2,903,862       6,707,225
    Reinvestment of distributions                           308,153         668,493         458,447         903,500
    Cost of shares redeemed                              (1,509,234)     (2,496,576)     (1,767,101)     (5,342,199)
                                                     --------------  --------------  --------------  --------------
                                                           (176,595)        304,895       1,595,208       2,268,526
                                                     --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                                29,651         213,690          89,285         147,297
    Reinvestment of distributions                            31,153          86,090          32,648          69,711
    Cost of shares redeemed                                (557,419)       (713,933)       (351,790)       (322,675)
                                                     --------------  --------------  --------------  --------------
                                                           (496,615)       (414,153)       (229,857)       (105,667)
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                                   (673,210)       (109,258)      1,365,351       2,162,859
                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                (1,179,401)       (236,713)        612,305       2,247,422

Net Assets
  Beginning of period                                    24,841,372      25,078,085      33,988,345      31,740,923
                                                     --------------  --------------  --------------  --------------
  End of period+                                        $23,661,971     $24,841,372     $34,600,650     $33,988,345
                                                     ==============  ==============  ==============  ==============
+Includes undistributed net investment income of             $7,178         $10,813          $7,530         $19,263
                                                     ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
     Sold                                                    82,770         171,728         224,791         518,336
     Issued for distributions reinvested                     24,962          53,852          35,565          69,904
     Redeemed                                              (122,643)       (201,398)       (137,086)       (412,593)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in Class A trust
    shares outstanding                                      (14,911)         24,182         123,270         175,647
                                                     ==============  ==============  ==============  ==============

  Class B:
     Sold                                                     2,422          17,143           6,912          11,470
     Issued for distributions reinvested                      2,520           6,931           2,538           5,404
     Redeemed                                               (44,917)        (57,348)        (27,220)        (25,076)
                                                     --------------  --------------  --------------  --------------
  Net increase (decrease) in Class A trust
    shares outstanding                                      (39,975)        (33,274)        (17,770)         (8,202)
                                                     ==============  ==============  ==============  ==============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS
----------------------------------------------------------------------------------------------------------------
                                                                 SINGLE STATE INSURED TAX EXEMPT FUND
                                                  --------------------------------------------------------------
                                                             PENNSYLVANIA                      VIRGINIA
                                                  ------------------------------  ------------------------------
                                                       1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                         6/30/07        12/31/06         6/30/07        12/31/06
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                 $877,385      $1,772,347        $620,024      $1,272,605
  Net realized gain on investments
    and swap agreements                                  111,549         229,337         230,357         261,130
  Net unrealized depreciation of investments
    and swap agreements                               (1,030,562)       (242,209)       (920,297)       (231,740)
                                                  --------------  --------------  --------------  --------------
  Net increase (decrease) in net assets resulting
    from operations                                      (41,628)      1,759,475         (69,916)      1,301,995
                                                  --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income - Class A                       (842,783)     (1,680,468)       (601,962)     (1,213,070)
  Net investment income - Class B                        (43,193)        (93,078)        (23,265)        (49,651)
  Net realized gains - Class A                                --        (215,532)             --        (249,541)
  Net realized gains - Class B                                --         (13,805)             --         (11,579)
                                                  --------------  --------------  --------------  --------------
  Total distributions                                   (885,976)     (2,002,883)       (625,227)     (1,523,841)
                                                  --------------  --------------  --------------  --------------
Trust Share Transactions*
  Class A:
    Proceeds from shares sold                          1,321,273       5,046,159       1,823,192       3,643,759
    Reinvestment of distributions                        513,652       1,190,254         361,133         977,075
    Cost of shares redeemed                           (2,700,230)     (5,953,862)     (2,221,890)     (3,852,940)
                                                  --------------  --------------  --------------  --------------
                                                        (865,305)        282,551         (37,565)        767,894
                                                  --------------  --------------  --------------  --------------
  Class B:
    Proceeds from shares sold                             57,160         153,879          34,500          89,237
    Reinvestment of distributions                         28,405          72,765          18,703          50,902
    Cost of shares redeemed                             (400,654)       (651,550)        (10,389)       (644,232)
                                                  --------------  --------------  --------------  --------------
                                                        (315,089)       (424,906)         42,814        (504,093)
                                                  --------------  --------------  --------------  --------------
    Net increase (decrease) from trust
      share transactions                              (1,180,394)       (142,355)          5,249         263,801
                                                  --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets             (2,107,998)       (385,763)       (689,894)        41,955

Net Assets
  Beginning of period                                 46,474,595      46,860,358      33,314,595      33,272,640
                                                  --------------  --------------  --------------  --------------
  End of period                                      $44,366,597     $46,474,595     $32,624,701     $33,314,595
                                                  --------------  --------------  --------------  --------------
+Includes undistributed net investment income of         $26,400         $34,991          $7,296         $12,499
                                                  ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                 103,384         391,667         141,419         280,363
    Issued for distributions reinvested                   40,252          92,552          28,056          75,210
    Redeemed                                            (211,450)       (462,079)       (172,089)       (296,194)
                                                  --------------  --------------  --------------  --------------
    Net increase (decrease) in Class A trust
      shares outstanding                                 (67,814)         22,140          (2,614)         59,379
                                                  ==============  ==============  ==============  ==============
  Class B:
    Sold                                                   4,474          11,963           2,670           6,875
    Issued for distributions reinvested                    2,224           5,655           1,456           3,928
    Redeemed                                             (31,418)        (50,715)           (815)        (49,708)
                                                  --------------  --------------  --------------  --------------
    Net increase (decrease) in Class B trust
      shares outstanding                                 (24,720)        (33,097)          3,311         (38,905)
                                                  ==============  ==============  ==============  ==============
See notes to financial statements



Statement of Cash Flows
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
Six Months Ended June 30, 2007
-----------------------------------------------------------------------------------------
Increase (decrease) in Cash--
Cash flows from operating activities:
  Net increase in net assets from operations                                      $35,277
  Adjustments to reconcile net increase in net assets from
    operations to net cash used in operating activities:
    Purchase of investment securities                                          (6,115,676)
    Amortization of bond premiums                                                 163,902
    Proceeds from disposition of investment securities                         11,955,166
    Purchase of short-term investment securities, net                          (2,200,000)
    Decrease in interest receivable                                                65,477
    Increase in receivable for securities sold                                    (13,296)
    Increase in other assets                                                       (3,959)
    Increase in interest payable                                                      270
    Increase in payable for securities purchased                                  116,322
    Increase in other liabilities                                                   1,353
    Unrealized depreciation on securities                                         738,769
    Net realized loss on investments                                               20,785
                                                                            -------------
  Net cash provided by operating activities                                     4,764,390
                                                                            -------------

Cash flows from financing activities:
  Proceeds from Trust shares sold                                                 810,255
  Payments on Trust shares redeemed                                            (5,287,368)
  Cash distributions paid                                                        (129,344)
                                                                            -------------
  Net cash used for financing activities:                                      (4,606,457)
                                                                            -------------
Net increase in cash                                                              157,933

Cash:
  Beginning balance                                                                28,296
                                                                            -------------
  Ending balance                                                                 $186,229
                                                                            =============
See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


1. Significant Accounting Policies--First Investors Tax Exempt Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprised of the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a "Fund", collectively, the "Funds"). The Insured Intermediate Tax Exempt Fund and the Florida Insured Tax Exempt Fund merged into the Insured Tax Exempt Fund on August 10, 2007. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased. At June 30, 2007, the Insured Tax Exempt Fund held one security that was fair valued by the Valuation Committee with a value of $4,692,919 representing .7% of the Fund's net assets and the New Jersey Insured Tax Exempt Fund held one security that was fair valued by the Valuation Committee with a value of $2,079,500 representing 3.7% of the Fund's net assets.

Under normal circumstances, each of the Funds, other than the Tax Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2006, capital loss carryovers were as follows:

                                        Year Capital Loss
                                        Carryovers Expire
                       -----------------------------------------------------
Fund                         Total          2012          2013          2014
----                   -----------   -----------   -----------   -----------
Insured Intermediate      $832,496       $42,499      $175,996      $614,001
Georgia                     35,817            --        35,817            --
Minnesota                   43,754        43,754            --            --
Missouri                     5,614         5,614            --            --
New York                   642,745       642,745            --            --


C. Distributions to Shareholders--The Tax Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2007, The Bank of New York, custodian for the Funds, has provided credits in the amount of $46,725 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2007, the Funds' expenses under these arrangements were reduced by $6,151.

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


F. Derivatives--The Funds, other than the Tax Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities.

The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. The following relates to the Funds at June 30, 2007:

                                                          Collateral for
                       Floating Rate                       Floating Rate
                               Notes           Range of            Notes
Fund                     Outstanding     Interest Rates      Outstanding
----                     -----------     --------------     ------------
Insured Intermediate     $ 5,000,000     3.47% to 3.94%      $ 8,300,000
Insured Tax Exempt        18,500,000     3.48% to 3.98%       37,000,000

For the six months ended June 30, 2007, the Insured Intermediate and Insured Tax Exempt Funds had average daily liabilities from the participation in inverse floater programs of $5,000,000 and $25,769,231, respectively, and recorded interest expense at an average rate of 3.90% and 3.95%, respectively.

The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005, 2004, 2003 and 2002, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005, 2004, 2003 and 2002 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of June 30, 2007, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Tax Exempt Money Market Fund's Class A and Class B shares are sold without an initial sales charge; however, its

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the six months ended June 30, 2007, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                                  Cost of             Proceeds
Fund                            Purchases             of Sales
------                       ------------         ------------
Insured Intermediate         $  6,115,676         $ 11,955,166
Insured Tax Exempt            115,747,013          136,356,155
Insured Tax Exempt II          84,002,909           76,721,882
Arizona                         4,051,654            4,124,808
California                      7,798,671            9,514,093
Colorado                          783,773              599,178
Connecticut                     2,620,470            3,104,592
Florida                         2,010,850            4,636,777
Georgia                         2,075,235            2,949,235
Maryland                        2,067,030            4,157,637
Massachusetts                   7,069,307            6,255,438
Michigan                        3,658,161            3,542,238
Minnesota                       5,454,008            5,107,586
Missouri                        3,403,725            4,311,912
New Jersey                     13,498,317           18,155,307
New York                       33,879,217           37,727,059
North Carolina                  4,167,450            3,386,072
Ohio                            6,154,683            6,225,699
Oregon                          8,781,268            7,240,066
Pennsylvania                   14,389,954           15,354,500
Virginia                        9,903,603           10,380,549

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


At June 30, 2007, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:

                                               Gross           Gross             Net
                           Aggregate      Unrealized      Unrealized      Unrealized
Fund                            Cost    Appreciation    Depreciation    Appreciation
------                  ------------    ------------    ------------    ------------
Insured Intermediate    $ 51,703,414     $   153,938        $ 75,489     $    78,449
Insured Tax Exempt       640,619,132      42,945,448         257,412      42,688,036
Insured Tax Exempt II    132,452,371       1,722,922         759,204         963,718
Arizona                   15,885,818         387,328          44,815         342,513
California                25,950,965         996,448              --         996,448
Colorado                   9,055,608         281,231          14,146         267,085
Connecticut               36,688,016         695,164         139,787         555,377
Florida                   26,890,576         959,370          23,103         936,267
Georgia                   10,966,128         286,600          34,167         252,433
Maryland                  21,398,297         410,862          36,474         374,388
Massachusetts             25,489,975         670,463         104,683         565,780
Michigan                  30,173,202       1,185,919           2,516       1,183,403
Minnesota                 17,254,036         333,665          31,818         301,847
Missouri                  14,777,088         252,766          22,498         230,268
New Jersey                53,780,489       1,876,937         109,907       1,767,030
New York                 157,625,888       5,762,853         296,295       5,466,558
North Carolina            25,607,122         495,600          47,377         448,223
Ohio                      22,816,273         744,855          57,027         687,828
Oregon                    33,893,119         545,725         111,849         433,876
Pennsylvania              42,835,917       1,250,409          46,524       1,203,885
Virginia                  30,909,728         825,372         112,450         712,922


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and /or its transfer agent, Administrative Data Management Corp. ("ADM"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2007, total trustees fees accrued by the Funds amounted to $35,515.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, other than the Tax Exempt Money Market Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. The annual fee for the Tax Exempt Money Market Fund is payable monthly at the rate of .50% of average daily net assets.

For the six months ended June 30, 2007, FIMCO has voluntarily waived advisory fees in excess of .55% for Insured Tax Exempt Fund and New York Insured Tax Exempt Fund. In addition, FIMCO has voluntarily waived advisory fees to limit each of the other Fund's overall expense ratio, excluding interest expense, on Class A and Class B shares as follows: .80% on Class A and 1.55% on Class B for Tax Exempt Money Market; .95% on Class A and 1.65% on Class B for Insured Intermediate and New Jersey; 1.00% on Class A and 1.70% on Class B for Insured Tax Exempt II; .67% on Class A and 1.37% on Class B for Arizona, Colorado, Georgia, Minnesota and Missouri; .75% on Class A and 1.45% on Class B for Maryland, Massachusetts, North Carolina and Ohio; .85% on Class A and 1.55% on Class B for California; and 90% on Class A and 1.60% on Class B for Connecticut, Florida, Michigan, Oregon, Pennsylvania and Virginia. For the six months ended June 30, 2007, advisory fees accrued by the Funds to FIMCO were $4,515,147 of which $892,005 was waived as noted above.

For the six months ended June 30, 2007, FIC, as underwriter, received $942,057 in commissions from the sale of shares of the Funds after allowing $74,568 to other dealers. Shareholder servicing costs included $423,024 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2007, the distribution fees paid by Tax Exempt Money Market Fund were limited to .75% on Class B shares. For the six months ended June 30, 2007, total distribution plan fees accrued to FIC by the Funds amounted to $2,479,172.

6. New Accounting Pronouncements--Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the financial statements of the Funds.

FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2007


In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

This page intentionally left blank.


Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2002            $ 1.00       $.008             --      $ .008       $.008          --          $.008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .005             --        .005        .005          --           .005
2005              1.00        .016             --        .016        .016          --           .016
2006              1.00        .026             --        .026        .026          --           .026
2007(a)           1.00        .014             --        .014        .014          --           .014

Class B
-------
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --
2005              1.00        .009             --        .009        .009          --           .009
2006              1.00        .018             --        .018        .018          --           .018
2007(a)           1.00        .010             --        .010        .010          --           .010
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2002            $ 6.01       $.208         $ .543      $ .751       $.208       $.103          $.311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132
2005              6.45        .164          (.108)       .056        .156          --           .156
2006              6.35        .191          (.010)       .181        .191          --           .191
2007(a)           6.34        .104          (.102)       .002        .102          --           .102

Class B
-------
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084
2005              6.46        .118          (.110)       .008        .108          --           .108
2006              6.36        .147          (.014)       .133        .143          --           .143
2007(a)           6.35        .085          (.106)      (.021)       .079          --           .079
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2002            $10.15       $.446         $ .560      $1.006       $.452       $.244          $.696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419
2005             10.25        .409          (.236)       .173        .408        .025           .433
2006              9.99        .411          (.079)       .332        .408        .054           .462
2007(a)           9.86        .206          (.232)      (.026)       .204          --           .204

Class B
-------
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347
2005             10.23        .329          (.228)       .101        .336        .025           .361
2006              9.97        .327          (.067)       .260        .336        .054           .390
2007(a)           9.84        .165          (.236)      (.071)       .169          --           .169
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   -----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*   (in thousands)   Expenses      Income   Expenses   Income (Loss)      Rate
---------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2002                         $ 1.00       .81%         $ 18,409         .80%       .81%         .92%         .69%        --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --
2005                           1.00      1.66            13,407         .71       1.63         1.39          .95         --
2006                           1.00      2.63            15,853         .80       2.60         1.30         2.10         --
2007(a)                        1.00      1.42            13,608         .80+      2.83+        1.13+        2.50+        --

Class B
-------
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --
2005                           1.00       .91                 1        1.46        .88         2.14          .20         --
2006                           1.00      1.84                 2        1.55       1.85         2.05         1.35         --
2007(a)                        1.00      1.04                 2        1.55+      2.08+        1.88+        1.75+        --
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2002                         $ 6.45     12.67%         $ 29,560         .75%      3.27%        1.14%        2.88%       168%
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102
2005                           6.35       .88            49,128         .95       2.55         1.09         2.41        147
2006                           6.34      2.90            45,339        1.10++     2.99++       1.24++       2.85++      110
2007(a)                        6.24       .03            41,850        1.34+,++   3.29+,++     1.52+,++     3.11+,++     11

Class B
-------
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102
2005                           6.36       .13             8,419        1.70       1.80         1.84         1.66        147
2006                           6.35      2.12             6,635        1.85++     2.24++       1.99++       2.10++      110
2007(a)                        6.25      (.34)            5,523        2.04+,++   2.59+,++     2.22+,++     2.41+,++     11
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2002                         $10.46     10.10%         $915,763        1.03%      4.26%        1.10%        4.19%        29%
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27
2005                           9.99      1.72           759,815        1.01       4.02         1.13         3.90         24
2006                           9.86      3.41           704,319        1.10++     4.14++       1.14++       4.10++       22
2007(a)                        9.63      (.28)          667,493        1.13+,++   4.22+,++     1.18+,++     4.17+,++     16

Class B
-------
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27
2005                           9.97      1.00             3,073        1.74       3.29         1.86         3.17         24
2006                           9.84      2.66             2,502        1.83++     3.41++       1.87++       3.37++       22
2007(a)                        9.60      (.74)            2,166        1.83+,++   3.52+,++     1.88+,++     3.47+,++     16
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------
Class A
-------
2002            $14.33       $.549         $1.191      $1.740       $.548       $.252         $ .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648
2005             15.42        .523           .050        .573        .523        .140           .663
2006             15.33        .532           .192        .724        .538        .136           .674
2007(a)          15.38        .262          (.341)      (.079)       .261          --           .261

Class B
-------
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528
2005             15.42        .408           .045        .453        .403        .140           .543
2006             15.33        .419           .185        .604        .418        .136           .554
2007(a)          15.38        .210          (.334)      (.124)       .206          --           .206
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2002            $13.35       $.574         $ .752      $1.326       $.571       $.125          $.696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598
2005             13.87        .547          (.270)       .277        .551        .226           .777
2006             13.37        .537          (.032)       .505        .532        .083           .615
2007(a)          13.26        .268          (.248)       .020        .270          --           .270

Class B
-------
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490
2005             13.87        .445          (.268)       .177        .451        .226           .677
2006             13.37        .438          (.030)       .408        .435        .083           .518
2007(a)          13.26        .223          (.251)      (.028)       .222          --           .222
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2002            $11.86       $.507         $ .719      $1.226       $.505       $.111          $.616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472
2005             12.52        .474          (.151)       .323        .480        .173           .653
2006             12.19        .470           .027        .497        .461        .056           .517
2007(a)          12.17        .233          (.259)      (.026)        .234         --           .234

Class B
-------
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376
2005             12.52        .384          (.147)       .237        .384        .173           .557
2006             12.20        .387           .011        .398        .372        .056           .428
2007(a)          12.17        .200          (.259)      (.059)       .191          --           .191
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                            Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------
Class A
-------
2002                         $15.27     12.34%         $ 64,728        1.00%      3.67%        1.47%        3.20%       147%
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115
2005                          15.33      3.77           101,741        1.00       3.37         1.46         2.91        114
2006                          15.38      4.82           115,234        1.00       3.47         1.18         3.29        112
2007(a)                       15.04      (.53)          119,877        1.00+      3.43+        1.08+        3.35+        60

Class B
-------
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115
2005                          15.33      2.97            16,091        1.75       2.62         2.21         2.16        114
2006                          15.38      4.01            13,781        1.75       2.72         1.93         2.54        112
2007(a)                       15.05      (.82)           12,392        1.70+      2.73+        1.78+        2.65+        60
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2002                         $13.98     10.12%         $ 20,148         .75%      4.19%        1.17%        3.77%        28%
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15
2005                          13.37      2.04            15,086         .75       3.99         1.23         3.51         14
2006                          13.26      3.87            14,734         .75       4.03         1.16         3.62         29
2007(a)                       13.01       .14            14,827         .67+      4.10+        1.17+        3.60+        24

Class B
-------
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15
2005                          13.37      1.30             2,235        1.50       3.24         1.98         2.76         14
2006                          13.26      3.11             1,889        1.50       3.28         1.91         2.87         29
2007(a)                       13.01      (.22)            1,660        1.37+      3.40+        1.87+        2.90+        24
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2002                         $12.47     10.53%          $23,240         .75%      4.14%        1.16%        3.73%        51%
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30
2005                          12.19      2.63            26,536         .85       3.81         1.17         3.49         59
2006                          12.17      4.16            26,592         .85       3.84         1.07         3.62         30
2007(a)                       11.91      (.22)           26,149         .85+      3.90+        1.07+        3.68+        28

Class B
-------
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30
2005                          12.20      1.92             2,571        1.60       3.06         1.92         2.74         59
2006                          12.17      3.32             1,899        1.60       3.09         1.82         2.87         30
2007(a)                       11.92      (.50)            1,465        1.55+      3.20+        1.77+        2.98+        28
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2002            $13.03       $.575         $ .801      $1.376       $.574       $.082          $.656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555
2005             13.80        .548          (.234)       .314        .564          --           .564
2006             13.55        .551          (.028)       .523        .542        .111           .653
2007(a)          13.42        .262          (.272)      (.010)       .270          --           .270

Class B
-------
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447
2005             13.80        .449          (.243)       .206        .456          --           .456
2006             13.55        .463          (.046)       .417        .436        .111           .547
2007(a)          13.42        .214          (.262)      (.048)       .222          --           .222
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2002            $13.07       $.564         $ .701      $1.265       $.577       $.138          $.715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526
2005             13.50        .515          (.186)       .329        .521        .068           .589
2006             13.24        .498          (.002)       .496        .501        .045           .546
2007(a)          13.19        .244          (.265)      (.021)       .239          --           .239

Class B
-------
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430
2005             13.49        .414          (.191)       .223        .425        .068           .493
2006             13.22        .398          (.008)       .390        .405        .045           .450
2007(a)          13.16        .197          (.255)      (.058)       .192          --           .192
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2002            $13.20       $.563        $  .796      $1.359       $.558       $.171          $.729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555
2005             13.71        .513          (.243)       .270        .518        .062           .580
2006             13.40        .493          (.071)       .422        .501        .031           .532
2007(a)          13.29        .249          (.305)      (.056)       .244          --           .244

Class B
-------
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447
2005             13.72        .414          (.243)       .171        .419        .062           .481
2006             13.41        .395          (.080)       .315        .404        .031           .435
2007(a)          13.29        .204          (.297)      (.093)       .197          --           .197
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2002                         $13.75     10.76%          $10,027         .60%      4.28%        1.27%        3.61%        32%
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7
2005                          13.55      2.32             9,675         .60       4.01         1.27         3.34          3
2006                          13.42      3.95             8,486         .65       4.09         1.25         3.49         19
2007(a)                       13.14      (.08)            8,481         .67+      3.96+        1.21+        3.42+         7

Class B
-------
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7
2005                          13.55      1.51             1,032        1.35       3.26         2.02         2.59          3
2006                          13.42      3.14               707        1.40       3.34         2.00         2.74         19
2007(a)                       13.15      (.37)              713        1.37+      3.26+        1.91+        2.72+         7
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2002                         $13.62      9.86%          $29,865         .80%      4.20%        1.20%        3.80%        52%
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45
2005                          13.24      2.48            34,186         .85       3.84         1.18         3.51         38
2006                          13.19      3.83            35,707         .88       3.77         1.08         3.57         32
2007(a)                       12.93      (.17)           35,048         .90+      3.78+        1.08+        3.60+         7

Class B
-------
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45
2005                          13.22      1.68             4,115        1.60       3.09         1.93         2.76         38
2006                          13.16      3.01             3,299        1.63       3.02         1.83         2.82         32
2007(a)                       12.91      (.45)            2,775        1.60+      3.08+        1.78+        2.90+         7
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2002                         $13.83     10.48%          $34,524         .85%      4.13%        1.18%        3.80%        42%
2003                          13.81      4.19            37,426         .85       3.84         1.17         3.52         37
2004                          13.71      3.38            36,477         .90       3.81         1.16         3.55         20
2005                          13.40      2.00            31,370         .90       3.76         1.18         3.48         18
2006                          13.29      3.22            29,485         .90       3.72         1.09         3.53         19
2007(a)                       12.99      (.43)           26,294         .90+      3.80+        1.09+        3.61+         7

Class B
-------
2002                          13.83      9.72             2,354        1.60       3.38         1.93         3.05         42
2003                          13.81      3.38             3,354        1.60       3.09         1.92         2.77         37
2004                          13.72      2.64             3,232        1.65       3.06         1.91         2.80         20
2005                          13.41      1.26             2,560        1.65       3.01         1.93         2.73         18
2006                          13.29      2.40             2,220        1.65       2.97         1.84         2.78         19
2007(a)                       13.00      (.71)            2,007        1.60+      3.10+        1.79+        2.91+         7
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2002            $13.20       $.581        $  .823      $1.404       $.579       $.165          $.744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548
2005             13.74        .547          (.205)       .342        .542          --           .542
2006             13.54        .543           .006        .549        .549          --           .549
2007(a)          13.54        .273          (.267)       .006        .276          --           .276

Class B
-------
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440
2005             13.73        .444          (.199)       .245        .435          --           .435
2006             13.54        .446          (.004)       .442        .442          --           .442
2007(a)          13.54        .228          (.270)      (.042)       .228          --           .228
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2002            $13.40       $.558         $ .773      $1.331       $.556       $.035          $.591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524
2005             14.03        .527          (.209)       .318        .528        .010           .538
2006             13.81        .529          (.040)       .489        .538        .171           .709
2007(a)          13.59        .272          (.293)      (.021)       .259          --           .259

Class B
-------
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416
2005             14.04        .423          (.212)       .211        .421        .010           .431
2006             13.82        .429          (.047)       .382        .441        .171           .612
2007(a)          13.59        .231          (.291)      (.060)       .210          --           .210
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2002            $11.77       $.512         $ .674      $1.186       $.513       $.143          $.656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466
2005             12.10        .465          (.195)       .270        .456        .044           .500
2006             11.87        .467          (.070)       .397        .462        .055           .517
2007(a)          11.75        .230          (.246)      (.016)       .234          --           .234

Class B
-------
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370
2005             12.11        .379          (.197)       .182        .368        .044           .412
2006             11.88        .386          (.074)       .312        .377        .055           .432
2007(a)          11.76        .194          (.251)      (.057)       .193          --           .193
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2002                         $13.86     10.84%          $ 8,324         .60%       4.20%       1.25%       3.55%         36%
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32
2005                          13.54      2.53            11,567         .60        3.99        1.24        3.35          21
2006                          13.54      4.15            10,953         .65        4.04        1.17        3.52          18
2007(a)                       13.27       .04            10,332         .67+       4.08+       1.16+       3.59+         18

Class B
-------
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32
2005                          13.54      1.81             1,287        1.35        3.24        1.99        2.60          21
2006                          13.54      3.33             1,111        1.40        3.29        1.92        2.77          18
2007(a)                       13.27      (.32)            1,035        1.37+       3.38+       1.86+       2.89+         18
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2002                         $14.14     10.10%          $28,204         .75%       4.04%       1.17%       3.62%         35%
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15
2005                          13.81      2.30            23,935         .85        3.76        1.21        3.40          27
2006                          13.59      3.62            20,822         .85        3.83        1.13        3.55          20
2007(a)                       13.31      (.17)           19,106         .75+       4.03+       1.12+       3.66+          9

Class B
-------
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15
2005                          13.82      1.52             4,863        1.60        3.01        1.95        2.66          27
2006                          13.59      2.82             3,932        1.60        3.08        1.88        2.80          20
2007(a)                       13.32      (.45)            3,127        1.45+       3.33+       1.82+       2.96+          9
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2002                         $12.30     10.26%          $25,687         .80%       4.21%       1.18%       3.83%         21%
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29
2005                          11.87      2.27            23,220         .85        3.85        1.22        3.48          27
2006                          11.75      3.42            24,004         .78        3.98        1.12        3.64          16
2007(a)                       11.50      (.15)           24,103         .75+       3.99+       1.10+       3.64+         24

Class B
-------
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29
2005                          11.88      1.52             2,781        1.60        3.10        1.97        2.73          27
2006                          11.76      2.69             2,217        1.53        3.23        1.87        2.89          16
2007(a)                       11.51      (.50)            1,930        1.45+       3.29+       1.80+       2.94+         24
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2002            $12.62       $.563         $ .668      $1.231       $.551       $.270          $.821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533
2005             12.78        .523          (.224)       .299        .494        .235           .729
2006             12.35        .487          (.044)       .443        .503        .080           .583
2007(a)          12.21        .237          (.271)      (.034)       .246          --           .246

Class B
-------
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437
2005             12.76        .426          (.223)       .203        .398        .235           .633
2006             12.33        .393          (.046)       .347        .407        .080           .487
2007(a)          12.19        .194          (.261)      (.067)       .203          --           .203
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2002            $11.52       $.520         $ .561      $1.081       $.521          --          $.521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495
2005             12.08        .483          (.231)       .252        .492          --           .492
2006             11.84        .472           .009        .481        .471          --           .471
2007(a)          11.85        .231          (.270)      (.039)       .231          --           .231

Class B
-------
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399
2005             12.10        .405          (.240)       .165        .405          --           .405
2006             11.86        .388          (.002)       .386        .386          --           .386
2007(a)          11.86        .191          (.273)      (.082)       .188          --           .188
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2002            $12.81       $.559         $ .844      $1.403       $.563       $  --          $.563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552
2005             13.78        .533          (.154)       .379        .539          --           .539
2006             13.62        .519           .059        .578        .528          --           .528
2007(a)          13.67        .261          (.284)      (.023)       .257          --           .257

Class B
-------
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444
2005             13.79        .433          (.161)       .272        .432          --           .432
2006             13.63        .421           .060        .481        .431          --           .431
2007(a)          13.68        .217          (.289)      (.072)       .208          --           .208
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2002                         $13.03      9.93%          $41,992         .92%       4.33%       1.17%       4.08%         27%
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23
2005                          12.35      2.38            32,325         .90        4.10        1.20        3.80          36
2006                          12.21      3.68            29,016         .90        3.96        1.11        3.75          39
2007(a)                       11.93      (.29)           28,462         .90+       3.93+       1.10+       3.73+         12

Class B
-------
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23
2005                          12.33      1.61             2,238        1.65        3.35        1.95        3.05          36
2006                          12.19      2.88             2,043        1.65        3.21        1.86        3.00          39
2007(a)                       11.92      (.56)            1,925        1.60+       3.23+       1.80+       3.03+         12
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2002                         $12.08      9.57%          $12,259         .60%       4.40%       1.26%       3.74%         28%
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18
2005                          11.84      2.13            15,420         .60        4.03        1.25        3.38          31
2006                          11.85      4.16            15,967         .65        4.01        1.14        3.52          35
2007(a)                       11.58      (.35)           16,011         .67+       3.93+       1.14+       3.46+         31

Class B
-------
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18
2005                          11.86      1.38               719        1.35        3.28        2.00        2.63          31
2006                          11.86      3.32               616        1.40        3.26        1.89        2.77          35
2007(a)                       11.59      (.70)              567        1.37+       3.23+       1.84+       2.76+         31
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2002                         $13.65     11.16%          $ 6,656         .60%       4.22%       1.31%       3.51%         45%
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7
2005                          13.62      2.79            11,123         .60        3.87        1.25        3.22          37
2006                          13.67      4.34            13,953         .65        3.84        1.14        3.35          73
2007(a)                       13.39      (.18)           13,403         .67+       3.87+       1.12+       3.42+         21

Class B
-------
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7
2005                          13.63      2.00             3,076        1.35        3.12        2.00        2.47          37
2006                          13.68      3.60             2,621        1.40        3.09        1.89        2.60          73
2007(a)                       13.40      (.53)            2,031        1.37+       3.17+       1.82+       2.72+         21
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2002            $12.96       $.543         $ .694      $1.237       $.553       $.264          $.817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514
2005             13.12        .494          (.186)       .308        .498          --           .498
2006             12.93        .484          (.033)       .451        .480        .071           .551
2007(a)          12.83        .245          (.274)      (.029)       .241          --           .241

Class B
-------
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406
2005             13.09        .395          (.185)       .210        .390          --           .390
2006             12.91        .388          (.033)       .355        .374        .071           .445
2007(a)          12.82        .201          (.276)      (.075)       .195          --           .195
---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2002            $14.44       $.614        $  .869      $1.483       $.610       $.413         $1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581
2005             14.60        .536          (.225)       .311        .541          --           .541
2006             14.37        .543          (.044)       .499        .539          --           .539
2007(a)          14.33        .268          (.308)      (.040)       .270          --           .270

Class B
-------
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473
2005             14.58        .427          (.224)       .203        .433          --           .433
2006             14.35        .434          (.043)       .391        .431          --           .431
2007(a)          14.31        .218          (.299)      (.081)       .219          --           .219
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2002            $12.78       $.541         $ .788      $1.329       $.539       $  --          $.539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522
2005             13.53        .522          (.173)       .349        .528        .051           .579
2006             13.30        .512           .035        .547        .506        .071           .577
2007(a)          13.27        .253          (.261)      (.008)       .252          --           .252

Class B
-------
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426
2005             13.53        .422          (.179)       .243        .432        .051           .483
2006             13.29        .411           .039        .450        .409        .071           .480
2007(a)          13.26        .206          (.262)      (.056)       .204          --           .204
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2002                         $13.38      9.72%          $65,130         .96%       4.06%       1.16%       3.86%         51%
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28
2005                          12.93      2.39            61,161         .95        3.79        1.16        3.58          40
2006                          12.83      3.57            56,712         .95        3.77        1.06        3.66          19
2007(a)                       12.56      (.23)           51,625         .95+       3.84+       1.08+       3.71+         23

Class B
-------
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28
2005                          12.91      1.63             5,776        1.70        3.04        1.91        2.83          40
2006                          12.82      2.80             4,929        1.70        3.02        1.81        2.91          19
2007(a)                       12.55      (.59)            4,392        1.65+       3.14+       1.78+       3.01+         23
---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2002                         $14.90     10.45%         $186,992         .99%       4.11%       1.14%       3.96%         70%
2003                          14.83      4.37           184,944         .99        3.99        1.14        3.84          21
2004                          14.60      2.44           177,975         .98        3.88        1.13        3.73          30
2005                          14.37      2.16           169,787         .99        3.70        1.14        3.55          49
2006                          14.33      3.55           159,859         .98        3.78        1.03        3.73          24
2007(a)                       14.02      (.29)          151,871         .99+       3.78+       1.04+       3.73+         21

Class B
-------
2002                          14.89      9.59            10,293        1.74        3.36        1.89        3.21          70
2003                          14.81      3.55             8,583        1.74        3.24        1.89        3.09          21
2004                          14.58      1.69             7,613        1.73        3.13        1.88        2.98          30
2005                          14.35      1.41             6,938        1.74        2.95        1.89        2.80          49
2006                          14.31      2.77             5,847        1.73        3.03        1.78        2.98          24
2007(a)                       14.01      (.58)            5,415        1.69+       3.08+       1.74+       3.03+         21
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2002                         $13.57     10.58%          $18,479         .75%       4.10%       1.23%       3.62%         13%
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59
2005                          13.30      2.62            22,561         .75        3.88        1.20        3.43          22
2006                          13.27      4.20            22,128         .75        3.85        1.09        3.51          34
2007(a)                       13.01      (.06)           22,646         .75+       3.89+       1.10+       3.54+         13

Class B
-------
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59
2005                          13.29      1.82             4,576        1.50        3.13        1.95        2.68          22
2006                          13.26      3.45             4,116        1.50        3.10        1.84        2.76          34
2007(a)                       13.00      (.43)            3,597        1.45+       3.19+       1.80+       2.84+         13
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2002            $12.28       $.534         $ .768      $1.302       $.531       $.191          $.722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510
2005             12.77        .510          (.264)       .246        .516          --           .516
2006             12.50        .504          (.032)       .472        .506        .026           .532
2007(a)          12.44        .244          (.258)      (.014)       .246          --           .246

Class B
-------
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414
2005             12.77        .416          (.256)       .160        .420          --           .420
2006             12.51        .412          (.036)       .376        .410        .026           .436
2007(a)          12.45        .202          (.260)      (.058)       .202          --           .202
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2002            $12.57       $.533         $ .707      $1.240       $.540       $  --          $.540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511
2005             13.20        .490          (.161)       .329        .486        .073           .559
2006             12.97        .480           .034        .514        .480        .004           .484
2007(a)          13.00        .235          (.275)      (.040)       .240          --           .240

Class B
-------
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415
2005             13.18        .391          (.168)       .223        .390        .073           .463
2006             12.94        .384           .034        .418        .384        .004           .388
2007(a)          12.97        .190          (.276)      (.086)       .194          --           .194
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2002            $12.88       $.547         $ .810      $1.357       $.541       $.126          $.667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528
2005             13.32        .514          (.217)       .297        .514        .173           .687
2006             12.93        .503          (.005)       .498        .504        .064           .568
2007(a)          12.86        .247          (.258)      (.011)       .249          --           .249

Class B
-------
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420
2005             13.31        .384          (.216)       .168        .375        .173           .548
2006             12.93        .410          (.006)       .404        .400        .064           .464
2007(a)          12.87        .207          (.264)      (.057)       .203          --           .203
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2002                         $12.86     10.79%          $22,751         .75%       4.20%       1.19%       3.76%         40%
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24
2005                          12.50      1.96            21,696         .75        4.04        1.20        3.59          13
2006                          12.44      3.86            21,889         .75        4.05        1.11        3.69          11
2007(a)                       12.18      (.12)           21,258         .75+       3.98+       1.07+       3.66+         26

Class B
-------
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24
2005                          12.51      1.27             3,382        1.50        3.29        1.95        2.84          13
2006                          12.45      3.07             2,952        1.50        3.30        1.86        2.94          11
2007(a)                       12.19      (.48)            2,404        1.45+       3.28+       1.77+       2.96+         26
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2002                         $13.27     10.04%          $22,578         .75%       4.12%       1.21%       3.66%         32%
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15
2005                          12.97      2.54            29,204         .85        3.72        1.22        3.35          44
2006                          13.00      4.04            31,552         .85        3.73        1.10        3.48          41
2007(a)                       12.72      (.31)           32,442         .90+       3.68+       1.09+       3.49+         22

Class B
-------
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15
2005                          12.94      1.71             2,537        1.60        2.97        1.97        2.60          44
2006                          12.97      3.28             2,436        1.60        2.98        1.85        2.73          41
2007(a)                       12.69      (.67)            2,159        1.60+       2.98+       1.79+       2.79+         22
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2002                         $13.57     10.72%          $45,111         .91%       4.10%       1.16%       3.85%         23%
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24
2005                          12.93      2.27            43,623         .90        3.90        1.18        3.62          37
2006                          12.86      3.94            43,678         .90        3.89        1.08        3.71          38
2007(a)                       12.60      (.09)           41,938         .90+       3.91+       1.07+       3.74+         32

Class B
-------
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24
2005                          12.93      1.51             3,237        1.65        3.15        1.93        2.87          37
2006                          12.87      3.18             2,796        1.65        3.14        1.83        2.96          38
2007(a)                       12.61      (.45)            2,428        1.60+       3.21+       1.77+       3.04+         32
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2002            $12.86       $.543         $ .738      $1.281       $.536       $.075          $.611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545
2005             13.34        .505          (.199)       .306        .518        .068           .586
2006             13.06        .495           .009        .504        .492        .102           .594
2007(a)          12.97        .244          (.268)      (.024)       .246          --           .246

Class B
-------
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449
2005             13.29        .402          (.191)       .211        .413        .068           .481
2006             13.02        .395           .013        .408        .386        .102           .488
2007(a)          12.94        .199          (.269)      (.070)       .200          --           .200
---------------------------------------------------------------------------------------------------------------------------


  * Calculated without sales charges

 ** Net of expenses waived or assumed by the investment adviser (Note 5)

(a) For the period January 1, 2007 to June 30, 2007

  + Annualized

 ++ The expense ratios of Insured Intermediate Tax Exempt Fund and
    Insured Tax Exempt Fund includes interest expense as follows:

                                          Insured
                                     Intermediate       Insured
                                       Tax Exempt    Tax Exempt
                                             Fund          Fund
                                             ----          ----
    Period Ended December 31, 2006           .15%          .11%
    Six Months Ended June 30, 2007           .39%          .15%


See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total     End of Period             Investment                Investment   Turnover
                             Period    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2002                         $13.53     10.14%          $40,430         .85%       4.10%       1.17%       3.78%         43%
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23
2005                          13.06      2.33            31,281         .90        3.81        1.20        3.51          23
2006                          12.97      3.95            31,839         .90        3.81        1.10        3.61          29
2007(a)                       12.70      (.20)           31,138         .90+       3.81+       1.10+       3.61+         31

Class B
-------
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23
2005                          13.02      1.61             1,992        1.65        3.06        1.95        2.76          23
2006                          12.94      3.19             1,476        1.65        3.06        1.85        2.86          29
2007(a)                       12.67      (.55)            1,487        1.60+       3.11+       1.80+       2.91+         31
---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the eighteen Funds comprising the Single State Insured Tax Exempt Funds, as of June 30, 2007, and the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated thereon and with respect to Insured Intermediate Tax Exempt Fund, the statement of cash flows for the six months ended June 30, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the eighteen Funds comprising the Single State Insured Tax Exempt Funds, as of June 30, 2007, and the results of their operations, changes in their net assets, cash flows of Insured Intermediate Tax Exempt Fund and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 15, 2007

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 17, 2007 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Tax Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, Arizona Insured Tax Exempt Fund, California Insured Tax Exempt Fund, Colorado Insured Tax Exempt Fund, Connecticut Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund, Georgia Insured Tax Exempt Fund, Maryland Insured Tax Exempt Fund, Massachusetts Insured Tax Exempt Fund, Michigan Insured Tax Exempt Fund, Minnesota Insured Tax Exempt Fund, Missouri Insured Tax Exempt Fund, New Jersey Insured Tax Exempt Fund, New York Insured Tax Exempt Fund, North Carolina Insured Tax Exempt Fund, Ohio Insured Tax Exempt Fund, Oregon Insured Tax Exempt Fund, Pennsylvania Insured Tax Exempt Fund and Virginia Tax Exempt Fund.1 In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting.

Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Fixed Income (who serves as the portfolio manager for each of the Funds other than the Tax Exempt Money Market Fund) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund; and (4) any "fall out" or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement for each Fund. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreement for each Fund.


Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide a high level of personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First

(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS


Investors funds is small by comparison to the industry averages. The Board also considered management's explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Trustees noted that under the Advisory Agreement with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant compensation incentives to portfolio managers and analysts for above-the-median Fund performance.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO's services as well as the services of its affiliates supported approval of the Advisory Agreement.


Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and the annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). The Board also reviewed the annual yield of each Fund for each of the past three calendar years. In this regard, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for Tax Exempt Money Market Fund and Insured Tax Exempt Fund, fell within the top three quintiles for at least one of the performance periods provided by Lipper. The Board also noted that the yield for each Fund, except for Tax Exempt Money Market Fund, Insured Tax Exempt Fund II and Insured Intermediate Tax Exempt Fund, for each of the past three calendar years fell within the top three quintiles.

With regard to Insured Intermediate Tax Exempt Fund and Florida Insured Tax Exempt Fund, the Board considered and approved FIMCO's recommendation that each Fund be reorganized into the Insured Tax Exempt Fund.


Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets -- these fee rates include advisory and administrative service fees -- to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that although the contractual management fee rate for each Fund, except the Insured Intermediate Tax Exempt Fund, did not fall within the first three quintiles of its respective Peer Group, the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, Insured Intermediate Tax Exempt Fund, Florida Insured Tax Exempt Fund, New Jersey Insured Tax Exempt Fund, New York Insured Tax Exempt Fund and Pennsylvania Insured Tax Exempt Fund, did fall within the first three quintiles of its respective Peer Group. The Board also considered that, effective July 1, 2007 through the 2008 fiscal year (or until the reorganizations in the case of the Insured Intermediate Tax Exempt Fund and Florida Insured Tax Exempt Fund), FIMCO proposed: (i) an increase in its management fee waiver agreement for

(Unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Insured Tax Exempt Fund and New York Insured Tax Exempt Fund; (ii) the elimination of a total expense cap for Insured Tax Exempt Fund II and the imposition of a new agreement to cap the management fee of that Fund; and
(iii) the continuation of the current management fee waiver or total expense cap agreement, as relevant, for the remaining Funds.

The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio (Class A Shares), taking into account FIMCO's expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management's explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders; and (ii) with regard to the Tax Exempt Money Market Fund, total operating expenses also cover check-writing and wiring privileges that are offered to shareholders at no additional cost. Furthermore, the Board recognized management's ongoing efforts to reduce Fund expenses and encouraged management to continue to seek ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2006, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain other publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board also noted that FIMCO operates the Tax Exempt Money Market Fund, Colorado Insured Tax Exempt Fund and Georgia Insured Tax Exempt Fund at a loss.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund, except the Tax Exempt Money Market Fund, includes breakpoints to account for management economies of scale. The Board noted that Insured Tax Exempt Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of the Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to Tax Exempt Money Market Fund, the Board concluded that the fee structure is appropriate at current asset levels and also noted that FIMCO operates the Fund at a loss at current asset levels.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered ADM's fees and profitability and the income received by FIC and FIMCO's affiliated bank as a result of FIMCO's management of the First Investors funds.

                                 * * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement with each Fund.


1 At the May Meeting, FIMCO recommended, and the Board approved, the reorganization of the Florida Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund into the Insured Tax Exempt Fund.

FIRST INVESTORS TAX EXEMPT FUNDS


Trustees
-----------------------

Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

Robert F. Wentworth


Officers
-----------------------

Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAX EXEMPT FUNDS


Shareholder Information
-----------------------

Investment Adviser                         Transfer Agent
First Investors Management Company, Inc.   Administrative Data Management Corp.
110 Wall Street                            Raritan Plaza I - 8th Floor
New York, NY 10005                         Edison NJ 08837-3620

Underwriter                                Independent Registered
First Investors Corporation                Public Accounting Firm
110 Wall Street                            Tait, Weller & Baker LLP
New York, NY 10005                         1818 Market Street
                                           Philadelphia, PA 19103
Custodian
The Bank of New York                       Legal Counsel
One Wall Street                            Kirkpatrick & Lockhart
New York, NY 10286                         Preston Gates Ellis LLP
                                           1601 K Street, N.W.
                                           Washington, D.C. 20006


The Tax Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 7, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


First Investors Tax Exempt Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 7, 2007